UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-01597

Steward Funds, Inc.

(Exact name of registrant as specified in charter)

15375 Memorial Drive

Suite 200

Houston, Texas 77079

(Address of principal executive offices) (Zip code)

John Marten

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):

CROSSMARKGLOBAL.COM October 31, 2020 STEWARD FUNDS SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website at www.crossmarkglobal.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or you are a direct investor, by calling 1-713-243-6746 or sending an email request to Jim Coppedge, jcoppedge@crossmarkglobal.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-713-243-6746 or send an email request to jcoppedge@crossmarkglobal.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the Transfer Agent if you invest directly with the Funds.

Dear Shareholder:
It is our pleasure to present you with the 2020 Steward Funds, Inc. Semi-Annual Report. Within its pages, you will be provided with detailed information regarding all of the Funds, including performance, specific holdings within each Fund, and a summary of the key factors impacting Fund performance for the six months ended October 31, 2020.
This past year, while extremely challenging for individuals and businesses alike, has nonetheless yielded some accolades for the Steward Funds and for Crossmark Global Investments (the investment advisory firm that manages the Funds). Most notably, in early 2020 we were notified by Refinitiv that the Steward Global Equity Income Fund (ticker SGISX) was again selected to receive multiple Lipper Fund Awards for its performance. Specifically, the Steward Global Equity Income Fund was named the Best Global Equity Income Fund in the five-year and ten-year performance categories for the period ended November 30, 2019. This marks the sixth consecutive year in which this Fund has received a Lipper Award.
We are extraordinarily proud of all of our Funds. Dedicated to widely-held traditional values, the Steward Funds use a proprietary methodology that seeks to identify and screen out companies for material business involvement (through direct participation and/or percentage of revenue) in abortion and abortifacients, adult entertainment, alcohol, embryonic stem cell research, gambling, recreational cannabis, and tobacco. We believe investors do not need to sacrifice investment returns to align their investments with their values.
As a firm, we are committed to operating according to the highest levels of excellence within our industry. Our commitment to our core values of integrity, courage, commitment, proficiency, and professionalism is unwavering. Not only do we help investors align their investments with their values, we work hard every day to align our business practices with our values.
On behalf of all the professionals at the Steward Funds and Crossmark Global Investments, we sincerely thank you for the trust you have placed in us. We invite you to learn more about the Steward Funds, Crossmark Global Investments, and the various investment options available by visiting our website at www.crossmarkglobal.com. Additionally, if you are ever in the Houston, Texas area, we would love to meet you personally at our office. Feel free to stop by at any time.
Again, thank you for choosing to invest in the Steward Funds.
Sincerely,
Michael L. Kern, III, CFA
Chairman of the Board, President and Treasurer of Steward Funds, Inc.
President, CEO and Treasurer of Crossmark Global Investments, Inc.
15375 Memorial Drive, Suite 200, Houston, TX 77079 800-262-6631	crossmarkglobal.com/stewardfund s

STEWARD COVERED CALL INCOME FUND
Paul Townsen, Managing Director, Portfolio Manager

Fund Performance
For the six months ended October 31, 2020, the Steward Covered Call Income Fund returned 9.65% for the Class A shares and 9.67% for the Institutional Class shares. The return for the CBOE S&P 500 BuyWrite Index was 7.06% and the return for the S&P 500 Index was 13.29% for the same period.
Factors Affecting Performance
There are three main factors that contributed to the Fund’s relative performance against the benchmarks: stock selection, the performance of the call option overlay, and the Fund’s values-based screening policies.
The impact of stock allocation and weighting for the six-month period was neutral. Two overweighted names that contributed to positive performance were once again Apple and Microsoft, which returned 48.87% and 13.56% for the period, respectively. Several other names worth mentioning that had a positive impact on performance were Salesforce, Adobe Systems, United Parcel Service, Danaher Corp and PayPal which were up 43.42%, 26.43%, 68.77%, 40.69% and 51.32%, respectively. Stock allocations that negatively impacted performance were tied to the energy and financial sectors of the S&P 500. Chevron Corp, Exxon Mobil, Citigroup and Wells Fargo returned -22.27%, -27.01%, -11.79% and -24.36%, respectively. When the long-only positions are analyzed in isolation, we estimate that security allocation had a neutral impact.
Covered Call Impact
Fund performance is also impacted by covered calls written against the underlying equity securities. For the period, volatility saw several spikes resulting from the COVID-19 pandemic, a lack of continued stimulus and the upcoming elections. The CBOE Volatility Index closed above 40 during the period twice, once in June and again in the last week of October and averaged 28.19 during the six-month period. There was a significant increase in income generation during June and July and again in September and October as volatility heightened. When stocks rise (as they did at the beginning of the time period), writing call options caps the upside in exchange for a premium. However, as the markets sold off in September and October, the option overlay was a boost to performance. Thus, short call options are expected to provide positive performance when the market experiences periods of sharp price depreciation. In summary, option writing increases Fund income while providing a boost to performance in down markets. In rising markets, writing call options partially offsets the cap in Fund performance.
Impact of Values-Based Screening Policies
Performance of the Fund can also be affected by its values-based screening policies. With that said, the Fund was recently able to invest in some previously screened companies due to screening changes approved by the Fund's Board of Directors. Approved for investment were Amazon, AT&T, Comcast, and Netflix, and since the date of purchase these names have returned 22.72%, -8.12%, 13.49%, and 13.31%, respectively.
STEWARD GLOBAL EQUITY INCOME FUND
John R. Wolf, Managing Director, Portfolio Manager

Fund Performance
For the six months ended October 31, 2020, the Steward Global Equity Income Fund returned 11.83% for the Class A shares and 12.02% for the Institutional Class shares. The return for the global market as represented by the S&P Global 1200 Index was 12.51% for the same period. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 2.58% for the same period.
Allocation and Outperformers
The Fund’s allocation at the end of the period was 62% U.S. and 38% international. Domestic stocks outperformed their international counterparts during the period, however, positive relative performance was led by Taiwan Semiconductor Manufacturing Co., Ltd. (up 59%). Shares climbed after the company announced upbeat second quarter results. It also raised full-year revenue guidance to reflect more than 20% growth over the previous year. The company has established technology leadership with accelerating penetration in the 5G smartphone market, featuring robust order flows from Apple for the company’s cutting-edge 5 nanometer (nm) process. Shares of Infosys Ltd. (up 58%) surged on solid second quarterly results backed by growth in several areas of its consulting and software services business segments. During the second quarter the company won 15 large deals worth $1.7 billion in the financial services, manufacturing, retail, utilities, resources and technology segments. Despite the economic slowdown, the company also reported record free cash flows supported by robust collections. United Parcel Service, Inc. shares jumped (up 69%) after reporting results that massively beat all analyst estimates. The company noted that the better-than-expected results were driven by a surge in residential volumes, COVID-19 related healthcare shipments and strong outbound shipments from Asia. While UPS is still withholding revenue and EPS guidance given the current uncertainty, the new CEO provided details on their future strategic direction - this was broadly praised by analysts.
Underperformers and Impact of Values-Based Screening Policies
Negative contributors to relative performance included Intel Corp. (down 25%). Shares dropped after the company reported earnings that beat expectations but disclosed a 6-month production delay in the 7 nm CPUs due to a defect in the manufacturing process. Normally, such a delay would not have much impact, but in this case, the question is whether Intel is losing its technological leadership position. If so, the company might consider outsourcing some manufacturing, which would represent a change in its business model. Shares of National Instruments Corp. (down 17%) dropped after reporting a loss in the third quarter. Revenue for the most recent quarter was down 9% from the year-ago period, and revenue for the first three quarters of 2020 was down 7% from the same period last year. However, management remains committed to continue taking bold action to secure long-term growth despite the challenges of the current economic environment.
Performance of the Fund can also be affected by its values-based screening policies. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall S&P Global 1200 Index can be extremely difficult regardless of its weight within that Index. For the six-month period ended October 31, 2020, the Fund’s values-based screening policies had a slight positive impact on performance.
STEWARD INTERNATIONAL ENHANCED INDEX FUND
Brent Lium, CFA, Managing Director, Portfolio Manager and Ryan Caylor, CFA, Portfolio Manager, Head of Research

Fund Performance
For the six months ended October 31, 2020, the Steward International Enhanced Index Fund returned 10.70% for the Class A shares and 11.03% for the Institutional Class shares. The total return for the S&P ADR Index, which is the Fund’s benchmark and generally represents the international developed markets (DM) component of the Fund, was 5.32% for the same period. The BLDRS Emerging Markets 50 ADR Index Fund, used to generally represent the emerging markets (EM) component of the Fund, returned 35.16% for the same period. Over this six-month period, the Institutional Class shares outperformed the S&P ADR Index benchmark by 570 basis points.
Factors Affecting Performance
The Fund’s dual market structure maintained the same allocation throughout the six-month period: 85% towards DM and 15% towards EM. This represents a neutral outlook between emerging and developed markets. Overall, international DM and EM equity market returns exhibited significant divergence as seen in the return data above. Furthermore, international developed markets materially underperformed domestic U.S. markets when comparing the 5.32% total return of the S&P ADR Index to the 13.29% total return of the S&P 500.
The international DM component of the Fund (S&P ADR Index) materially underperformed the EM component (BLDRS EM 50 ADR Index) during the six-month period by 2,984 basis points (almost 30%). However, the 15% allocation to EM stocks had a positive 448 basis point performance impact on the Fund relative to the S&P ADR Index. The primary stocks driving the EM component higher were Alibaba and JD.com, which were up 50.34% and 89.14%, respectively. (Alibaba had the second highest weighting within the Fund and is not included in the S&P ADR Index).
Impact of Values-Based Screening Policies
Performance of the Fund can also be affected by its values-based screening policies. For the six months ended October 31, 2020, the values-based screening policies had a material positive performance impact on the Fund, mostly due to the heavy health care weighting within the S&P ADR Index which includes companies that are engaged in stem cell/fetal tissue research and abortifacients. In fact, the stem cell/fetal tissue research and abortifacients categories contributed 185 basis points of relative performance over the benchmark index during this six-month period.
On a total return basis, restricted securities such as Novartis AG (stem cell research - down 7.85% and the second largest holding in the S&P ADR Index), GlaxoSmithKline plc (stem cell research - down 18.71%), and AstraZeneca plc (stem cell research - down 3.30%) significantly underperformed the S&P ADR benchmark. Screening out these three securities alone contributed 141 basis points to relative performance during the period. Conversely, the only company screened out that detracted from performance over the period was Anheuser-Busch InBev (alcohol). While the stock was up 12.43% over the period, it detracted just five basis points from Fund relative performance. Overall, not owning restricted companies contributed 230 basis points to the Fund’s relative performance during the period.
STEWARD LARGE CAP ENHANCED INDEX FUND
Brent Lium, CFA, Managing Director, Portfolio Manager and Ryan Caylor, CFA, Portfolio Manager, Head of Research
Fund Performance
For the six months ended October 31, 2020, the Steward Large Cap Enhanced Index Fund returned 13.20% for the Class A shares and 13.43% for the Institutional Class shares. For comparison purposes, the return for the S&P 500 Index for the same period was 13.29%. The S&P 500 Pure Style Index returns were 19.62% for the S&P 500 Pure Growth Index and 10.57% for the S&P 500 Pure Value Index for the same period.
Factors Affecting Performance
The Fund’s blended style structure was changed during the period. As of October 31, 2020, the blended style structure of the Fund was 60% large-cap core, 30% growth stocks, and 10% value stocks. The prior weighting had been 60% large-cap core, 18% growth and 22% value. The precipitating factor for this allocation change was to bring the Fund to a more neutral sector weighting in relation to the S&P 500 Index, eliminating the large underweight of the technology sector and large overweight of the financial sector that the prior tilts maintained, and to express a bias towards growth.
The factor-focused growth and value components of the Fund may impact performance. During this reporting period, growth outperformed and value underperformed the cap-weighted counterpart, contributing overall to the Fund’s outperformance. This was the most significant single measurable factor impacting performance for the period. Overall, the allocation towards value and growth added 34 basis points to performance when compared to the S&P 500. The tilt towards value (versus the neutral scenario) before the style change during the period detracted 18 basis points.
Impact of Values-Based Screening Policies
Performance of the Fund can also be affected by its values-based screening policies. For the six months ended October 31, 2020, the values-based screening policies had a positive performance impact on the Fund, adding 87 basis points. However, companies such as Thermo Fisher Scientific (embryonic stem cell research - up 41.53%), Take Two Interactive (adult entertainment - up 27.98%), and Darden Restaurants (alcohol - up 24.93%) outperformed the S&P 500 benchmark. Screening out these three securities detracted 18 basis points from performance. Conversely, not owning companies such as Johnson & Johnson (embryonic stem cell research - down 7.37%), Merck (embryonic stem cell research - down 3.76%), and Pfizer (embryonic stem cell research - down 5.64%) added 64 basis points for Fund performance for the period.
STEWARD SELECT BOND FUND
Victoria Fernandez, CFA, Chief Market Strategist, Portfolio Manager

Fund Performance
For the six months ended October 31, 2020, the Steward Select Bond Fund returned 1.26% for the Class A shares and 1.43% for the Institutional Class shares. As a representative of the broader fixed income market, the Bloomberg Barclays US Government/Credit Bond Index returned 1.63% for the same six-month period.
Factors Affecting Performance
Over the past six months, the Fund has had split results as compared to the Index, outperforming during the months of May, August and October, and underperforming during the months of June, July, and September. Underperformance was driven primarily by our shorter duration positioning versus the Index - given the volatility this year, we utilized this more conservative strategy by reducing the Fund’s sensitivity to interest rate movements. The month of August saw the largest upswing in rates, with the 10-year Treasury yield rising about 18 basis points, resulting in the Fund’s largest monthly outperformance as compared to the Index.

Allocations and Positions
The largest positive contributor to relative performance was the allocation component. This was due to our overweight in the investment-grade corporate sector. Within this sector, we saw a positive rebound in many energy and industrial names that had been hit hard earlier in the year. The corporate allocation also provided a steady stream of income for the portfolio which, over time, tends to be the largest component of total return (compared to price appreciation). Additional corporate and agency bonds were purchased over the course of the past six months, including Nike, MasterCard, Procter & Gamble and Waste Management.
Impact of Values-Based Screening Policies
The effect of our values-based screens for the Steward Select Bond Fund is not evaluated in the same manner as some of our other fund family members. In this strategy, once we follow our investment process of determining duration, yield curve placement and sector selection based on our outlook and economic data, we utilize a recommended list from our in-house research department to find an issuer that has the appropriate style of bond with the characteristics we require to purchase for the fund. We avoid any issuers that fail our screening parameters and utilize issues that match the structure of the bond we want to purchase.
STEWARD SMALL-MID CAP ENHANCED INDEX FUND
Brent Lium, CFA, Managing Director, Portfolio Manager and Ryan Caylor, CFA, Portfolio Manager, Head of Research

Fund Performance
For the six months ended October 31, 2020, the Steward Small-Mid Cap Enhanced Index Fund returned 17.49% for the Class A shares and 17.75% for the Institutional Class shares. For comparison purposes, the return for the S&P 1000 Index during the same period was 15.81%. The S&P 1000 Pure Style Index returns were 25.73% for the S&P 1000 Pure Growth Index and 21.96% for the S&P 1000 Pure Value Index for the same period.
Factors Affecting Performance
The Fund’s blended style structure was changed during the period. As of October 31, 2020, the blended style structure of the Fund was 60% small- and mid-cap core, 30% growth and 10% value. The prior weighting had been 60% small- and mid-cap core, 18% growth and 22% value. The precipitating factor for this allocation change was to express a bias towards growth.
The Fund’s factor-focused growth and value components may impact performance. During this reporting period, both growth and value outperformed the cap-weighted counterpart. Value's outperformance contributed 181 basis points to the Fund’s outperformance, and growth's outperformance added 181 basis points to the Fund's outperformance. Overall, the allocations towards value and growth added 361 basis points to performance when compared to the S&P 1000 Index. The tilt towards value (versus the neutral scenario) before the style change during the period detracted 138 basis points.
Impact of Values-Based Screening Policies
The performance of the Fund can be affected by its values-based screening policies. For the period ended October 31, 2020, these policies had a net negative performance impact on the Fund. Companies such as Caesar’s Entertainment (gambling - up 109.05%), Penn National Gaming (gambling - up 202.92%), and Boston Beer (alcohol - up 122.76%) outperformed the S&P 1000 benchmark. Screening out these three securities detracted 122 basis points from performance. Conversely, not owning companies such as Core-Mark Holding (tobacco - up 2.10%), Universal Group (alcohol - down 1.93%) and Vector Group (tobacco - up 6.59%) added to performance by six basis points. Overall, not owning restricted companies negatively impacted Fund performance by 136 basis points during the period.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Software	8.4%
IT Services	8.1
Interactive Media & Services	6.5
Internet & Direct Marketing Retail	5.2
Semiconductors & Semiconductor Equipment	4.9
Banks	4.7
Health Care Equipment & Supplies	4.6
Technology Hardware, Storage & Peripherals	4.4
Electric Utilities	4.2
Biotechnology	3.3
Household Products	3.2
Beverages	3.1
Specialty Retail	3.0
Food & Staples Retailing	2.8
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.2
Media	2.2
Hotels, Restaurants & Leisure	2.1
Diversified Financial Services	2.0
Oil, Gas & Consumable Fuels	2.0
Entertainment	2.0
Industry Diversification	Percent*
Capital Markets	1.9%
Industrial Conglomerates	1.9
Insurance	1.5
Money Market Fund	1.4
Consumer Finance	1.3
Road & Rail	1.3
Equity Real Estate Investment Trusts	1.3
Air Freight & Logistics	1.2
Communications Equipment	1.1
Automobiles	1.1
Pharmaceuticals	1.1
Food Products	1.0
Electrical Equipment	0.9
Chemicals	0.9
Textiles, Apparel & Luxury Goods	0.8
Health Care Providers & Services	0.6
Multiline Retail	0.5
Machinery	0.5
Energy Equipment & Services	0.2
Total Investments	101.9%

*	Percentages indicated are based on net assets as of October 31, 2020.
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (100.5%)
AEROSPACE & DEFENSE (2.2%)
Boeing Co. (The)	800	$ 115,512
General Dynamics Corp.	1,300	170,729
Lockheed Martin Corp.	500	175,065
Raytheon Technologies Corp.	3,499	190,065
		651,371
AIR FREIGHT & LOGISTICS (1.2%)
FedEx Corp.	500	129,735
United Parcel Service, Inc., Class B	1,500	235,665
		365,400
AUTOMOBILES (1.1%)
Ford Motor Co.	20,000	154,600
General Motors Co.	5,000	172,650
		327,250
BANKS (4.7%)
Bank of America Corp.	15,000	355,500
Citigroup, Inc.	5,500	227,810
JPMorgan Chase & Co.	5,000	490,200
U.S. Bancorp	5,000	194,750
Wells Fargo & Co.	6,500	139,425
		1,407,685
BEVERAGES (3.1%)
Coca-Cola Co. (The)	8,500	408,510
PepsiCo, Inc.	3,800	506,502
		915,012
BIOTECHNOLOGY (3.3%)
AbbVie, Inc.	3,500	297,850
Amgen, Inc.	1,500	325,410
Biogen, Inc.(a)	700	176,449
Gilead Sciences, Inc.	3,000	174,450
		974,159
CAPITAL MARKETS (1.9%)
Bank of New York Mellon Corp. (The)	3,000	103,080
BlackRock, Inc.	300	179,763
Goldman Sachs Group, Inc. (The)	700	132,328
Morgan Stanley	3,000	144,450
		559,621
CHEMICALS (0.9%)
Dow, Inc.	2,500	113,725
DuPont de Nemours, Inc.	2,500	142,200
		255,925
	Shares	Value
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.	9,500	$ 341,050
CONSUMER FINANCE (1.3%)
American Express Co.	2,500	228,100
Capital One Financial Corp.	2,100	153,468
		381,568
DIVERSIFIED FINANCIAL SERVICES (2.0%)
Berkshire Hathaway, Inc., Class B(a)	3,000	605,700
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
AT&T, Inc.	12,500	337,750
Verizon Communications, Inc.	7,000	398,930
		736,680
ELECTRIC UTILITIES (4.2%)
Duke Energy Corp.	4,000	368,440
Exelon Corp.	5,000	199,450
NextEra Energy, Inc.	5,200	380,692
Southern Co. (The)	5,600	321,720
		1,270,302
ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	4,000	259,160
ENERGY EQUIPMENT & SERVICES (0.2%)
Schlumberger Ltd.	4,100	61,254
ENTERTAINMENT (2.0%)
Netflix, Inc.(a)	500	237,870
Walt Disney Co. (The)	3,000	363,750
		601,620
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.3%)
American Tower Corp.	1,200	275,580
Simon Property Group, Inc.	1,600	100,496
		376,076
FOOD & STAPLES RETAILING (2.8%)
Costco Wholesale Corp.	900	321,858
Walgreens Boots Alliance, Inc.	2,300	78,292
Walmart, Inc.	3,100	430,125
		830,275
FOOD PRODUCTS (1.0%)
Kraft Heinz Co. (The)	3,000	91,770
Mondelez International, Inc., Class A	4,000	212,480
		304,250

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (4.6%)
Abbott Laboratories	4,600	$ 483,506
Danaher Corp.	2,000	459,080
Medtronic PLC	4,300	432,451
		1,375,037
HEALTH CARE PROVIDERS & SERVICES (0.6%)
CVS Health Corp.	3,000	168,270
HOTELS, RESTAURANTS & LEISURE (2.1%)
McDonald's Corp.	2,000	426,000
Starbucks Corp.	2,400	208,704
		634,704
HOUSEHOLD PRODUCTS (3.2%)
Colgate-Palmolive Co.	4,100	323,449
Procter & Gamble Co. (The)	4,600	630,660
		954,109
INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.	1,500	239,940
Honeywell International, Inc.	2,000	329,900
		569,840
INSURANCE (1.5%)
Allstate Corp. (The)	2,000	177,500
American International Group, Inc.	3,000	94,470
MetLife, Inc.	4,500	170,325
		442,295
INTERACTIVE MEDIA & SERVICES (6.5%)
Alphabet, Inc., Class A†(a)	400	646,444
Alphabet, Inc., Class C(a)	300	486,303
Facebook, Inc., Class A(a)	3,100	815,641
		1,948,388
INTERNET & DIRECT MARKETING RETAIL (5.2%)
Amazon.com, Inc.†(a)	400	1,214,460
Booking Holdings, Inc.(a)	200	324,500
		1,538,960
IT SERVICES (8.1%)
Accenture PLC, Class A	2,000	433,820
International Business Machines Corp.	2,000	223,320
Mastercard, Inc., Class A	1,800	519,552
	Shares	Value
PayPal Holdings, Inc.(a)	2,600	$ 483,938
Visa, Inc., Class A	4,100	745,011
		2,405,641
MACHINERY (0.5%)
Caterpillar, Inc.	1,000	157,050
MEDIA (2.2%)
Charter Communications, Inc., Class A†(a)	500	301,910
Comcast Corp., Class A	8,500	359,040
		660,950
MULTILINE RETAIL (0.5%)
Target Corp.	1,000	152,220
OIL, GAS & CONSUMABLE FUELS (2.0%)
Chevron Corp.	2,500	173,750
ConocoPhillips	1,900	54,378
Exxon Mobil Corp.	6,500	212,030
Kinder Morgan, Inc.	10,000	119,000
Occidental Petroleum Corp.	4,000	36,520
		595,678
PHARMACEUTICALS (1.1%)
Eli Lilly and Co.	2,500	326,150
ROAD & RAIL (1.3%)
Union Pacific Corp.	2,200	389,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Intel Corp.	7,000	309,960
NVIDIA Corp.	1,100	551,496
QUALCOMM, Inc.	2,000	246,720
Texas Instruments, Inc.	2,500	361,475
		1,469,651
SOFTWARE (8.4%)
Adobe, Inc.(a)	1,500	670,650
Microsoft Corp.	6,400	1,295,808
Oracle Corp.	4,500	252,495
salesforce.com, Inc.(a)	1,300	301,951
		2,520,904

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
SPECIALTY RETAIL (3.0%)
Home Depot, Inc. (The)	2,100	$ 560,091
Lowe’s Cos., Inc.	2,100	332,010
		892,101
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.4%)
Apple, Inc.	12,000	1,306,320
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
NIKE, Inc., Class B	2,100	252,168
TOTAL COMMON STOCKS (COST $32,003,360)		29,984,612

	Number of Warrants	Value
WARRANTS (0.0%)
Occidental Petroleum Corp., Exp. 7/6/27, Strike $22.00(a)	500	$ 1,235
TOTAL WARRANTS (COST $—)		1,235

	Shares	Value
MONEY MARKET FUND (1.4%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(b)	418,563	$ 418,563
TOTAL MONEY MARKET FUND (COST $418,563)		418,563
	Shares	Value
TOTAL INVESTMENTS (COST $32,421,923) 101.9%		$ 30,404,410

Value
WRITTEN CALL OPTIONS -1.9% (PREMIUMS RECEIVED $(608,364))	$ (552,492)
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%	(12,396)
NET ASSETS 100.0%	$ 29,839,522
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2020 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of October 31, 2020 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	20	$ (290,000)	$ 145.00	12/18/20	$ (3,800)
Abbott Laboratories	Call	35	(306,250)	87.50	1/15/21	(24,500)
AbbVie, Inc.	Call	50	(1,100,000)	220.00	12/18/20	(19,350)
Accenture PLC, Class A	Call	8	(448,000)	560.00	11/20/20	(6,768)
Adobe, Inc.	Call	25	(725,000)	290.00	11/20/20	(7,750)
Allstate Corp. (The)	Call	50	(525,000)	105.00	12/18/20	(13,050)
Alphabet, Inc., Class C	Call	19	(190,000)	100.00	1/15/21	(5,187)
American Express Co.	Call	15	(487,500)	325.00	1/15/21	(8,430)
American International Group, Inc.	Call	10	(500,000)	500.00	12/18/20	(8,830)
American Tower Corp.	Call	35	(682,500)	195.00	12/18/20	(11,585)
Amgen, Inc.	Call	20	(570,000)	285.00	12/18/20	(11,540)
Apple, Inc.	Call	100	(1,200,000)	120.00	12/18/20	(25,300)
AT&T, Inc.	Call	20	(120,000)	60.00	11/20/20	(2,000)
Bank of America Corp.	Call	40	(600,000)	150.00	1/15/21	(7,460)
Bank of New York Mellon Corp. (The)	Call	25	(350,000)	140.00	11/20/20	(11,000)
Berkshire Hathaway, Inc., Class B	Call	40	(420,000)	105.00	11/20/20	(9,160)
Biogen, Inc.	Call	20	(420,000)	210.00	11/20/20	(6,060)
BlackRock, Inc.	Call	80	(400,000)	50.00	1/15/21	(11,200)
Boeing Co. (The)	Call	150	(405,000)	27.00	12/18/20	(4,950)
Booking Holdings, Inc.	Call	25	(525,000)	210.00	12/18/20	(11,625)
Capital One Financial Corp.	Call	65	(325,000)	50.00	1/15/21	(5,005)
Caterpillar, Inc.	Call	15	(330,000)	220.00	12/18/20	(24,225)
Chevron Corp.	Call	10	(290,000)	290.00	12/18/20	(2,570)
Cisco Systems, Inc.	Call	35	(490,000)	140.00	12/18/20	(7,490)
Citigroup, Inc.	Call	20	(380,000)	190.00	1/15/21	(10,840)
Coca-Cola Co. (The)	Call	60	(360,000)	60.00	1/15/21	(5,160)
Colgate-Palmolive Co.	Call	2	(372,000)	1,860.00	11/20/20	(2,670)
Comcast Corp., Class A	Call	25	(337,500)	135.00	12/18/20	(6,150)
ConocoPhillips	Call	90	(360,000)	40.00	1/15/21	(7,110)
Costco Wholesale Corp.	Call	35	(245,000)	70.00	12/18/20	(4,095)
CVS Health Corp.	Call	20	(300,000)	150.00	11/20/20	(5,720)
Danaher Corp.	Call	35	(280,000)	80.00	11/20/20	(5,075)
Dow, Inc.	Call	10	(250,000)	250.00	1/15/21	(5,500)
Duke Energy Corp.	Call	15	(210,000)	140.00	1/15/21	(2,708)
DuPont de Nemours, Inc.	Call	50	(275,000)	55.00	11/20/20	(15,550)
Eli Lilly and Co.	Call	10	(240,000)	240.00	12/18/20	(2,980)
Emerson Electric Co.	Call	40	(240,000)	60.00	1/15/21	(6,360)
Exelon Corp.	Call	20	(360,000)	180.00	11/20/20	(1,870)
Exxon Mobil Corp.	Call	2	(130,000)	650.00	11/20/20	(620)
Facebook, Inc., Class A	Call	15	(345,000)	230.00	1/15/21	(7,050)
FedEx Corp.	Call	100	(290,000)	29.00	12/18/20	(2,800)
Ford Motor Co.	Call	15	(337,500)	225.00	11/20/20	(5,550)
General Dynamics Corp.	Call	20	(155,000)	77.50	12/18/20	(7,250)
General Motors Co.	Call	10	(300,000)	300.00	11/20/20	(1,580)
Gilead Sciences, Inc.	Call	2	(356,000)	1,780.00	12/18/20	(6,310)
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	30	$ (180,000)	$ 60.00	1/15/21	$ (5,700)
Home Depot, Inc. (The)	Call	30	(270,000)	90.00	1/15/21	(8,610)
Honeywell International, Inc.	Call	20	(190,000)	95.00	1/15/21	(4,260)
Intel Corp.	Call	50	(237,500)	47.50	12/18/20	(3,600)
International Business Machines Corp.	Call	60	(210,000)	35.00	12/18/20	(6,420)
JPMorgan Chase & Co.	Call	45	(153,000)	34.00	12/18/20	(13,162)
Kinder Morgan, Inc.	Call	3	(165,000)	550.00	12/18/20	(2,937)
Kraft Heinz Co. (The)	Call	30	(105,000)	35.00	12/18/20	(5,100)
Lockheed Martin Corp.	Call	15	(195,000)	130.00	11/20/20	(5,625)
Lowe’s Cos., Inc.	Call	5	(150,000)	300.00	11/20/20	(5,410)
Mastercard, Inc., Class A	Call	175	(140,000)	8.00	12/18/20	(7,787)
McDonald's Corp.	Call	20	(100,000)	50.00	12/18/20	(2,000)
Medtronic PLC	Call	60	(150,000)	25.00	12/18/20	(2,100)
MetLife, Inc.	Call	25	(125,000)	50.00	11/20/20	(3,038)
Microsoft Corp.	Call	15	(180,000)	120.00	1/15/21	(3,960)
Mondelez International, Inc., Class A	Call	15	(105,000)	70.00	11/20/20	(2,700)
Morgan Stanley	Call	45	(162,000)	36.00	11/20/20	(18,675)
Netflix, Inc.	Call	40	(160,000)	40.00	12/18/20	(5,400)
NextEra Energy, Inc.	Call	40	(150,000)	37.50	11/20/20	(10,580)
NIKE, Inc., Class B	Call	10	(145,000)	145.00	1/15/21	(2,400)
NVIDIA Corp.	Call	25	(162,500)	65.00	1/15/21	(3,000)
Occidental Petroleum Corp.	Call	10	(165,000)	165.00	12/18/20	(4,500)
Oracle Corp.	Call	10	(175,000)	175.00	12/18/20	(2,450)
PayPal Holdings, Inc.	Call	5	(202,500)	405.00	12/18/20	(1,490)
PepsiCo, Inc.	Call	15	(270,000)	180.00	12/18/20	(3,315)
Procter & Gamble Co. (The)	Call	20	(190,000)	95.00	12/18/20	(2,800)
QUALCOMM, Inc.	Call	30	(90,000)	30.00	11/20/20	(4,320)
Raytheon Technologies Corp.	Call	5	(95,000)	190.00	1/15/21	(1,725)
salesforce.com, Inc.	Call	40	(440,000)	110.00	11/20/20	(7,540)
Schlumberger Ltd.	Call	28	(84,000)	30.00	11/20/20	(7,364)
Simon Property Group, Inc.	Call	30	(180,000)	60.00	12/18/20	(4,260)
Southern Co. (The)	Call	3	(87,000)	290.00	12/18/20	(2,451)
Starbucks Corp.	Call	80	(104,000)	13.00	12/18/20	(2,320)
Target Corp.	Call	20	(150,000)	75.00	12/18/20	(3,740)
Texas Instruments, Inc.	Call	5	(80,000)	160.00	12/18/20	(3,825)
U.S. Bancorp	Call	5	(105,000)	210.00	1/15/21	(2,325)
Union Pacific Corp.	Call	22	(82,500)	37.50	11/20/20	(550)
United Parcel Service, Inc., Class B	Call	35	(210,000)	60.00	12/18/20	(1,120)
Verizon Communications, Inc.	Call	3	(114,000)	380.00	12/18/20	(1,650)
Visa, Inc., Class A	Call	5	(85,000)	170.00	1/15/21	(1,825)
Walgreens Boots Alliance, Inc.	Call	35	(42,000)	12.00	11/20/20	(490)
Walmart, Inc.	Call	15	(52,500)	35.00	1/15/21	(1,260)
Walt Disney Co. (The)	Call	75	(356,250)	47.50	1/15/21	(4,125)
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	40	$ (70,000)	$ 17.50	1/15/21	$ (2,800)
Total (Premiums received $608,364)						$ (552,492)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	61.5%
Canada	12.4
Taiwan, Province of China	5.1
Ireland (Republic of)	3.7
Republic of Korea (South)	3.3
India	2.4
Hong Kong	2.3
Netherlands	2.2
China	1.6
Japan	1.6
Brazil	1.4
Switzerland	1.4
United Kingdom	1.2
Total Investments	100.1%

*	Percentages indicated are based on net assets as of October 31, 2020.
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (0.9%)
General Dynamics Corp.	18,230	$ 2,394,146
AIR FREIGHT & LOGISTICS (2.0%)
United Parcel Service, Inc., Class B	36,380	5,715,662
AUTO COMPONENTS (1.1%)
BorgWarner, Inc.	88,400	3,092,232
BANKS (12.8%)
Banco Santander Brasil, ADR	729,330	4,040,488
Bank of Nova Scotia (The)	66,210	2,751,688
Canadian Imperial Bank of Commerce	47,860	3,571,313
Huntington Bancshares, Inc.	245,530	2,563,333
KB Financial Group, Inc., ADR	124,260	4,439,810
People's United Financial, Inc.	159,180	1,698,451
Royal Bank of Canada	51,490	3,603,785
Shinhan Financial Group Co. Ltd., ADR	173,400	4,666,194
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	809,600	4,485,184
Toronto-Dominion Bank (The)	94,850	4,195,215
		36,015,461
BEVERAGES (2.3%)
PepsiCo, Inc.	47,810	6,372,595
BIOTECHNOLOGY (1.5%)
AbbVie, Inc.	48,750	4,148,625
COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems, Inc.	120,560	4,328,104
CONSTRUCTION MATERIALS (1.6%)
CRH PLC, Sponsored ADR	131,250	4,613,438
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
BCE, Inc.	113,620	4,569,796
TELUS Corp.	201,380	3,445,612
		8,015,408
ELECTRIC UTILITIES (1.6%)
Duke Energy Corp.	47,920	4,413,911
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
National Instruments Corp.	88,750	2,776,100
ENTERTAINMENT (1.6%)
NetEase, Inc., ADR	52,330	4,541,721
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.0%)
LTC Properties, Inc.	54,120	$ 1,786,501
Physicians Realty Trust	223,980	3,776,303
		5,562,804
FOOD PRODUCTS (2.5%)
General Mills, Inc.	55,140	3,259,877
Kellogg Co.	59,420	3,736,924
		6,996,801
HEALTH CARE EQUIPMENT & SUPPLIES (5.9%)
Abbott Laboratories	49,950	5,250,245
Medtronic PLC	56,990	5,731,484
Stryker Corp.	27,190	5,492,652
		16,474,381
HEALTH CARE PROVIDERS & SERVICES (5.1%)
CVS Health Corp.	56,450	3,166,281
Encompass Health Corp.	68,420	4,194,830
Quest Diagnostics, Inc.	56,910	6,950,987
		14,312,098
HOTELS, RESTAURANTS & LEISURE (2.9%)
McDonald's Corp.	38,590	8,219,670
HOUSEHOLD DURABLES (2.4%)
Garmin Ltd.	38,510	4,005,810
Leggett & Platt, Inc.	63,590	2,653,611
		6,659,421
INDUSTRIAL CONGLOMERATES (1.4%)
3M Co.	23,950	3,831,042
INSURANCE (0.9%)
Principal Financial Group, Inc.	68,070	2,669,705
IT SERVICES (5.6%)
Amdocs Ltd.	63,400	3,574,492
Infosys Ltd., Sponsored ADR	479,340	6,840,182
Paychex, Inc.	65,810	5,412,872
		15,827,546
MACHINERY (3.6%)
Cummins, Inc.	29,720	6,535,131
Snap-on, Inc.	22,760	3,585,383
		10,120,514
MEDIA (4.6%)
Comcast Corp., Class A	140,300	5,926,272

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Interpublic Group of Cos., Inc. (The)	164,980	$ 2,984,488
ViacomCBS, Inc., Class B	142,820	4,080,368
		12,991,128
MULTILINE RETAIL (1.4%)
Target Corp.	26,070	3,968,375
MULTI-UTILITIES (2.2%)
Algonquin Power & Utilities Corp.	410,460	6,218,469
OIL, GAS & CONSUMABLE FUELS (3.3%)
CNOOC Ltd., Sponsored ADR	30,990	2,854,799
Pembina Pipeline Corp.	172,860	3,617,959
TC Energy Corp.	70,330	2,775,222
		9,247,980
PERSONAL PRODUCTS (2.2%)
Unilever N.V., Sponsored NYS	109,680	6,203,501
PROFESSIONAL SERVICES (1.2%)
RELX PLC, Sponsored ADR	172,660	3,406,582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (13.4%)
Analog Devices, Inc.	46,390	5,498,607
Intel Corp.	115,700	5,123,196
QUALCOMM, Inc.	43,080	5,314,349
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,960	8,467,515
Texas Instruments, Inc.	51,250	7,410,237
United Microelectronics Corp., Sponsored ADR	1,117,460	5,922,538
		37,736,442
SOFTWARE (1.3%)
Oracle Corp.	66,330	3,721,776
	Shares	Value
SPECIALTY RETAIL (1.6%)
Home Depot, Inc. (The)	17,030	$ 4,542,071
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.2%)
HP, Inc.	240,890	4,326,384
NetApp, Inc.	106,890	4,691,402
		9,017,786
WIRELESS TELECOMMUNICATION SERVICES (1.3%)
China Mobile Ltd., Sponsored ADR	117,790	3,619,687
TOTAL COMMON STOCKS (COST $257,497,208)		277,775,182
MONEY MARKET FUND (1.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(a)	3,639,081	3,639,081
TOTAL MONEY MARKET FUND (COST $3,639,081)		3,639,081
TOTAL INVESTMENTS (COST $261,136,289) 100.1%		281,414,263
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(248,622)
NET ASSETS 100.0%		$ 281,165,641

(a)	7-day current yield as of October 31, 2020 is disclosed.

ADR — American Depositary Receipt
NYS — New York Shares
PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	28.1%
United Kingdom	13.0
United States	9.9
Netherlands	9.4
Japan	6.1
Taiwan, Province of China	5.9
Switzerland	3.7
Germany	3.1
Brazil	3.0
India	2.6
Australia	2.2
France	1.9
Hong Kong	1.6
Republic of Korea (South)	1.5
China	1.2
Mexico	1.2
Ireland (Republic of)	1.0
Spain	0.9
Sweden	0.7
Denmark	0.6
Chile	0.5
Finland	0.3
Italy	0.3
Norway	0.3
South Africa	0.2
Belgium	0.2
Jersey	0.2
Indonesia	0.2
Colombia	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of October 31, 2020.
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (97.2%)
AIR FREIGHT & LOGISTICS (0.3%)
ZTO Express Cayman, Inc., ADR	12,630	$ 366,017
AIRLINES (0.2%)
Ryanair Holdings PLC, Sponsored ADR(a)	3,688	297,253
AUTO COMPONENTS (0.4%)
Magna International, Inc., ADR	10,570	540,233
AUTOMOBILES (2.1%)
Ferrari N.V.	5,080	906,374
Fiat Chrysler Automobiles N.V.(a)	27,660	339,941
Honda Motor Co. Ltd., Sponsored ADR	54,030	1,276,189
NIO, Inc., ADR(a)	15,830	484,081
		3,006,585
BANKS (15.5%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	130,110	376,018
Banco de Chile, ADR	9,779	154,019
Banco Santander Chile SA, ADR	5,574	77,367
Banco Santander SA, Sponsored ADR(a)	310,085	623,271
Bank of Montreal	21,000	1,248,870
Bank of Nova Scotia (The)	38,780	1,611,697
Barclays PLC, Sponsored ADR(a)	75,389	416,901
Canadian Imperial Bank of Commerce	16,190	1,208,098
Credicorp Ltd.	3,747	429,706
HDFC Bank Ltd., ADR(a)	21,570	1,238,981
HSBC Holdings PLC, Sponsored ADR(a)	109,701	2,301,527
ICICI Bank Ltd., Sponsored ADR(a)	41,800	440,990
ING Groep N.V., Sponsored ADR(a)	83,780	571,380
KB Financial Group, Inc., ADR	18,020	643,855
Lloyds Banking Group PLC, ADR(a)	305,785	431,157
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	297,360	1,171,598
Mizuho Financial Group, Inc., ADR	239,140	593,067
Natwest Group PLC, Sponsored ADR(a)	33,078	105,519
Royal Bank of Canada	48,570	3,399,414
Shinhan Financial Group Co. Ltd., ADR	20,370	548,157
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	173,710	962,353
Toronto-Dominion Bank (The)	55,510	2,455,207
Westpac Banking Corp., Sponsored ADR	88,585	1,125,029
		22,134,181
BEVERAGES (0.5%)
Fomento Economico, Sponsored ADR	12,890	693,095
	Shares	Value
BIOTECHNOLOGY (1.5%)
Argenx SE, ADR(a)	2,350	$ 583,106
BeiGene Ltd., ADR(a)	1,110	329,137
Galapagos N.V., Sponsored ADR(a)	2,360	274,893
Genmab A/S, Sponsored ADR(a)	27,090	911,849
		2,098,985
CAPITAL MARKETS (2.5%)
Brookfield Asset Management, Inc., Class A	36,767	1,094,921
Credit Suisse Group, Sponsored ADR	52,549	494,486
Deutsche Bank AG(a)	46,370	428,923
Nomura Holdings, Inc., Sponsored ADR	75,430	336,418
UBS Group AG	103,500	1,209,915
		3,564,663
CHEMICALS (0.5%)
Nutrien Ltd.	18,313	744,973
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Waste Connections, Inc.	14,930	1,482,848
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR(a)	130,990	441,436
Telefonaktiebolaget LM Ericsson, Sponsored ADR	83,330	934,130
		1,375,566
CONSTRUCTION MATERIALS (1.0%)
CEMEX SA de CV, Sponsored ADR	55,045	228,437
CRH PLC, Sponsored ADR	24,240	852,036
James Hardie Industries PLC, Sponsored ADR	12,070	294,266
		1,374,739
DIVERSIFIED CONSUMER SERVICES (0.6%)
New Oriental Education & Technology Group, Sponsored ADR(a)	2,640	423,403
TAL Education Group, ADR(a)	6,980	463,891
		887,294
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	9,590	564,276
DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
BCE, Inc.	45,525	1,831,015
Chunghwa Telecom Co. Ltd., Sponsored ADR	36,545	1,380,670
Orange SA, Sponsored ADR	66,020	742,065
PT Telekomunikasi Indonesia, Sponsored ADR	15,420	263,528

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Telefonica SA, Sponsored ADR	97,653	$ 324,208
TELUS Corp.	66,420	1,136,446
		5,677,932
ELECTRIC UTILITIES (0.2%)
Enel Chile SA, ADR	14,260	47,486
Enersis SA, ADR	39,420	256,230
		303,716
ELECTRICAL EQUIPMENT (1.1%)
ABB Ltd., Sponsored ADR	66,380	1,612,370
ENERGY EQUIPMENT & SERVICES (0.0%)
Tenaris SA, ADR	870	8,317
ENTERTAINMENT (0.8%)
iQIYI, Inc., ADR(a)	7,300	180,310
NetEase, Inc., ADR	8,885	771,129
Tencent Music Entertainment Group, ADR(a)	14,840	220,819
		1,172,258
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	91,138
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Alcon, Inc.(a)	21,530	1,223,765
Koninklijke Philips N.V., Sponsored NYS(a)	40,135	1,866,278
Smith & Nephew PLC, Sponsored ADR	20,460	717,532
		3,807,575
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., ADR	22,430	857,499
HOTELS, RESTAURANTS & LEISURE (0.4%)
InterContinental Hotels Group PLC, ADR(a)	2,973	152,039
Restaurant Brands International, Inc.	8,655	450,060
		602,099
HOUSEHOLD DURABLES (2.2%)
Sony Corp., Sponsored ADR	37,230	3,114,662
INSURANCE (2.4%)
Aegon N.V., Sponsored NYS	32,878	88,771
China Life Insurance Co. Ltd., ADR	76,810	840,301
Manulife Financial Corp.	57,000	774,060
Prudential PLC, ADR	34,460	841,858
Sun Life Financial, Inc.	23,080	919,045
		3,464,035
	Shares	Value
INTERACTIVE MEDIA & SERVICES (0.7%)
Autohome, Inc., ADR	1,920	$ 183,456
Baidu, Inc., Sponsored ADR(a)	5,533	736,166
		919,622
INTERNET & DIRECT MARKETING RETAIL (5.0%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	16,050	4,890,275
JD.com, Inc., ADR(a)	14,950	1,218,724
Pinduoduo, Inc., ADR(a)	6,100	548,878
Trip.com Group Ltd., ADR(a)	9,800	281,848
Vipshop Holdings Ltd., ADR(a)	9,690	207,366
		7,147,091
IT SERVICES (3.5%)
CGI, Inc.(a)	12,120	753,501
GDS Holdings Ltd., ADR(a)	2,230	187,409
Infosys Ltd., Sponsored ADR	83,000	1,184,410
Pagseguro Digital Ltd., Class A(a)	3,270	119,715
Shopify, Inc., Class A(a)	2,730	2,526,424
Wipro Ltd., ADR	56,023	271,151
		5,042,610
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	15,914	754,960
MACHINERY (0.1%)
CNH Industrial N.V.(a)	18,220	141,569
MEDIA (0.7%)
Grupo Televisa SA, Sponsored ADR(a)	17,140	109,010
Pearson PLC, Sponsored ADR	22,230	148,496
Shaw Communications, Inc., Class B	31,180	514,470
WPP PLC, Sponsored ADR	6,810	272,060
		1,044,036
METALS & MINING (8.7%)
Agnico-Eagle Mines Ltd.	8,610	682,687
AngloGold Ashanti Ltd., Sponsored ADR	7,750	179,335
ArcelorMittal SA, Sponsored NYS(a)	10,383	141,209
Barrick Gold Corp., ADR	53,503	1,430,135
BHP Group Ltd., Sponsored ADR	41,380	1,990,792
BHP Group PLC, ADR	29,840	1,159,881
Franco Nevada Corp.	8,740	1,193,447
Gold Fields Ltd., Sponsored ADR	12,570	137,390
Kinross Gold Corp.	28,810	229,616
Kirkland Lake Gold Ltd.	7,460	340,325
POSCO, Sponsored ADR	14,260	660,381

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Rio Tinto PLC, Sponsored ADR	31,972	$ 1,815,050
Sibanye Stillwater Ltd., ADR	2,290	27,182
Southern Copper Corp.	2,833	148,279
Teck Resources Ltd., Class B	4,463	58,644
Vale SA, Sponsored ADR	134,930	1,426,210
Wheaton Precious Metals Corp.	15,380	709,172
		12,329,735
MULTI-UTILITIES (1.7%)
Algonquin Power & Utilities Corp.	41,230	624,634
National Grid PLC, Sponsored ADR	29,659	1,763,228
		2,387,862
OIL, GAS & CONSUMABLE FUELS (9.1%)
BP PLC, Sponsored ADR	78,992	1,222,796
Cameco Corp.	13,390	127,339
Canadian Natural Resources, Ltd.	25,070	399,866
Cenovus Energy, Inc.	15,050	49,364
China Petroleum & Chemical Corp., ADR	15,766	620,077
CNOOC Ltd., Sponsored ADR	7,590	699,191
Ecopetrol SA, Sponsored ADR	6,810	62,992
Enbridge, Inc.	65,920	1,816,755
Eni S.p.A., Sponsored ADR	30,250	422,895
Equinor ASA, Sponsored ADR	28,377	364,077
Imperial Oil Ltd.	4,170	55,586
Pembina Pipeline Corp.	9,410	196,951
PetroChina Co. Ltd., ADR	9,295	264,536
Petroleo Brasileiro SA, Sponsored ADR	65,590	434,862
Royal Dutch Shell PLC, Class A, Sponsored ADR	49,225	1,257,699
Royal Dutch Shell PLC, Class B, Sponsored ADR	52,250	1,261,837
Suncor Energy, Inc.	35,148	396,821
TC Energy Corp.	33,950	1,339,667
TOTAL SE, Sponsored ADR	64,120	1,944,760
Ultrapar Participacoes SA, Sponsored ADR	29,720	84,405
		13,022,476
PAPER & FOREST PRODUCTS (0.1%)
Suzano SA, Sponsored ADR(a)	9,400	81,404
PERSONAL PRODUCTS (4.1%)
Natura &, Co. Holding SA, ADR(a)	13,390	213,570
Unilever N.V., Sponsored NYS	53,470	3,024,263
Unilever PLC, Sponsored ADR	46,544	2,645,096
		5,882,929
	Shares	Value
PHARMACEUTICALS (0.6%)
Bausch Health Cos., Inc.(a)	12,258	$ 202,257
Dr. Reddy's Laboratories Ltd., ADR	9,810	635,786
		838,043
PROFESSIONAL SERVICES (1.9%)
RELX PLC, Sponsored ADR	70,513	1,391,221
Thomson Reuters Corp.	17,274	1,344,781
		2,736,002
ROAD & RAIL (3.2%)
Canadian National Railway Co.	28,950	2,879,078
Canadian Pacific Railway, Ltd.	5,570	1,666,154
		4,545,232
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.5%)
ASE Industrial Holding Co. Ltd., ADR	55,075	251,693
ASML Holding N.V., Sponsored NYS	12,037	4,347,885
STMicroelectronics N.V., Sponsored NYS	23,090	705,168
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	78,000	6,541,860
United Microelectronics Corp., Sponsored ADR	47,670	252,651
		12,099,257
SOFTWARE (2.7%)
Open Text Corp.	21,960	806,591
SAP AG, Sponsored ADR	28,910	3,088,455
		3,895,046
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.1%)
Canon, Inc., Sponsored ADR	42,920	748,954
Logitech International SA	9,150	774,548
		1,523,502
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.	3,590	74,564
WIRELESS TELECOMMUNICATION SERVICES (2.9%)
America Movil SA, Class L, Sponsored ADR	57,060	680,155
China Mobile Ltd., Sponsored ADR	52,310	1,607,486
Rogers Communications, Inc., Class B	17,270	701,335
SK Telecom Co. Ltd., Sponsored ADR	14,160	298,210
Vodafone Group PLC, Sponsored ADR	65,639	886,783
		4,173,969
TOTAL COMMON STOCKS (COST $150,559,057)		138,482,218

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.3%)
MULTI-UTILITIES (0.3%)
Brookfield Infrastructure Partners LP	10,100	$ 433,290
TOTAL MASTER LIMITED PARTNERSHIPS (COST $472,221)		433,290
MONEY MARKET FUND (0.9%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(b)	1,327,835	1,327,835
TOTAL MONEY MARKET FUND (COST $1,327,835)		1,327,835
PREFERRED STOCKS (1.5%)
BANKS (1.1%)
Banco Bradesco SA, ADR, 5.13%(c)	181,065	633,728
Bancolombia SA, Sponsored ADR, 4.18%(c)	1,520	38,745
Itau Unibanco Banco Multiplo SA, Sponsored ADR, 0.78%(c)	197,327	807,067
		1,479,540
CHEMICALS (0.1%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 1.87%(c)	4,080	151,001
METALS & MINING (0.0%)
Gerdau SA, Sponsored ADR, 2.16%(c)	7,250	27,622
	Shares	Value
OIL, GAS & CONSUMABLE FUELS (0.3%)
Petroleo Brasileiro SA, Sponsored ADR, 0.00%(c)(d)	67,110	$ 443,597
TOTAL PREFERRED STOCKS (COST $3,028,304)		2,101,760
TOTAL INVESTMENTS (COST $155,387,417) 99.9%		142,345,103
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		113,174
NET ASSETS 100.0%		$ 142,458,277

(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2020 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	Current yield is less than 0.01%.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	10.2%
Semiconductors & Semiconductor Equipment	6.8
IT Services	5.0
Health Care Equipment & Supplies	4.9
Technology Hardware, Storage & Peripherals	4.8
Interactive Media & Services	4.5
Internet & Direct Marketing Retail	4.0
Capital Markets	3.7
Banks	2.9
Chemicals	2.9
Specialty Retail	2.9
Insurance	2.8
Hotels, Restaurants & Leisure	2.3
Equity Real Estate Investment Trusts	2.2
Oil, Gas & Consumable Fuels	2.0
Health Care Providers & Services	2.0
Aerospace & Defense	2.0
Household Durables	1.8
Biotechnology	1.7
Electric Utilities	1.7
Entertainment	1.6
Media	1.5
Food & Staples Retailing	1.4
Diversified Financial Services	1.3
Machinery	1.3
Food Products	1.3
Household Products	1.3
Road & Rail	1.2
Diversified Telecommunication Services	1.2
Beverages	1.1
Pharmaceuticals	1.1
Electronic Equipment, Instruments & Components	1.0
Commercial Services & Supplies	1.0
Industry Diversification	Percent*
Multi-Utilities	0.9%
Building Products	0.9
Money Market Fund	0.9
Communications Equipment	0.8
Life Sciences Tools & Services	0.7
Industrial Conglomerates	0.7
Automobiles	0.7
Consumer Finance	0.6
Air Freight & Logistics	0.6
Containers & Packaging	0.6
Multiline Retail	0.6
Trading Companies & Distributors	0.5
Electrical Equipment	0.5
Metals & Mining	0.5
Textiles, Apparel & Luxury Goods	0.5
Energy Equipment & Services	0.4
Airlines	0.4
Construction Materials	0.4
Real Estate Management & Development	0.3
Distributors	0.3
Personal Products	0.3
Professional Services	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Water Utilities	0.1
Independent Power and Renewable Electricity Producers	0.0
Construction & Engineering	0.0
Leisure Products	0.0
Total Investments	100.3%

*	Percentages indicated are based on net assets as of October 31, 2020.
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.0%)
Boeing Co. (The)	4,534	$ 654,664
General Dynamics Corp.	2,174	285,512
Howmet Aerospace, Inc.	4,693	80,954
Huntington Ingalls Industries, Inc.	142	20,942
L3Harris Technologies, Inc.	6,758	1,088,781
Lockheed Martin Corp.	4,019	1,407,173
Northrop Grumman Corp.	3,987	1,155,512
Raytheon Technologies Corp.	14,241	773,571
Teledyne Technologies, Inc.(a)	3,400	1,051,110
Textron, Inc.	10,250	366,950
TransDigm Group, Inc.	2,748	1,311,923
		8,197,092
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,190	105,232
Expeditors International of Washington, Inc.	2,100	185,577
FedEx Corp.	4,206	1,091,331
United Parcel Service, Inc., Class B	6,560	1,030,641
		2,412,781
AIRLINES (0.4%)
Alaska Air Group, Inc.	5,420	205,364
American Airlines Group, Inc.	33,330	375,962
Delta Air Lines, Inc.	12,160	372,582
Southwest Airlines Co.	6,090	240,738
United Airlines Holdings, Inc.(a)	7,000	237,020
		1,431,666
AUTO COMPONENTS (0.1%)
Aptiv PLC	2,210	213,243
BorgWarner, Inc.	10,740	375,685
		588,928
AUTOMOBILES (0.7%)
Ford Motor Co.	195,950	1,514,693
General Motors Co.	41,790	1,443,009
		2,957,702
BANKS (2.9%)
Bank of America Corp.	84,129	1,993,857
Citigroup, Inc.	24,730	1,024,317
Citizens Financial Group, Inc.	19,090	520,203
Comerica, Inc.	3,770	171,573
Fifth Third Bancorp	21,170	491,567
First Republic Bank	1,410	177,857
Huntington Bancshares, Inc.	24,180	252,439
	Shares	Value
JPMorgan Chase & Co.	27,274	$ 2,673,943
KeyCorp	34,230	444,305
M&T Bank Corp.	1,130	117,045
People's United Financial, Inc.	27,500	293,425
PNC Financial Services Group, Inc. (The)	2,724	304,761
Regions Financial Corp.	45,392	603,714
SVB Financial Group(a)	307	89,245
Truist Financial Corp.	16,347	688,536
U.S. Bancorp	13,810	537,899
Wells Fargo & Co.	43,428	931,531
Zions Bancorp	9,130	294,625
		11,610,842
BEVERAGES (1.1%)
Coca-Cola Co. (The)	41,810	2,009,389
Monster Beverage Corp.(a)	4,990	382,084
PepsiCo, Inc.	14,321	1,908,846
		4,300,319
BIOTECHNOLOGY (1.7%)
AbbVie, Inc.	19,270	1,639,877
Alexion Pharmaceuticals, Inc.(a)	3,351	385,834
Amgen, Inc.	6,638	1,440,048
Biogen, Inc.(a)	2,004	505,148
Gilead Sciences, Inc.	14,900	866,435
Incyte Corp.(a)	20,810	1,802,979
		6,640,321
BUILDING PRODUCTS (0.9%)
A.O. Smith Corp.	1,680	86,839
Allegion PLC	4,503	443,545
Carrier Global Corp.	8,436	281,678
Fortune Brands Home & Security, Inc.	11,580	936,475
Johnson Controls International PLC	11,231	474,061
Masco Corp.	19,240	1,031,264
Trane Technologies PLC	2,450	325,237
		3,579,099
CAPITAL MARKETS (3.7%)
Ameriprise Financial, Inc.	1,016	163,403
Bank of New York Mellon Corp. (The)	16,231	557,697
BlackRock, Inc.	1,376	824,513
Cboe Global Markets, Inc.	9,330	758,436
Charles Schwab Corp. (The)	13,860	569,785
CME Group, Inc.	3,560	536,563
Franklin Resources, Inc.	17,560	329,250
Goldman Sachs Group, Inc. (The)	5,122	968,263
IntercontinentalExchange Group, Inc.	6,095	575,368

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Invesco Ltd.	48,120	$ 630,853
MarketAxess Holdings, Inc.	2,880	1,551,888
Moody's Corp.	4,868	1,279,797
Morgan Stanley	22,667	1,091,408
MSCI, Inc.	5,722	2,001,784
Nasdaq, Inc.	1,540	186,325
Northern Trust Corp.	2,360	184,717
Raymond James Financial, Inc.	3,610	275,948
S&P Global, Inc.	4,475	1,444,217
State Street Corp.	7,527	443,340
T. Rowe Price Group, Inc.	2,410	305,251
		14,678,806
CHEMICALS (2.9%)
Air Products and Chemicals, Inc.	4,493	1,241,146
Albemarle Corp.	1,010	94,142
CF Industries Holdings, Inc.	2,890	79,793
Corteva, Inc.	32,815	1,082,239
Dow, Inc.	28,532	1,297,921
DuPont de Nemours, Inc.	20,005	1,137,884
Eastman Chemical Co.	5,150	416,326
Ecolab, Inc.	2,426	445,389
FMC Corp.	13,910	1,429,114
International Flavors & Fragrances, Inc.	1,190	122,165
Linde PLC	4,883	1,075,920
LyondellBasell Industries N.V., Class A	1,980	135,531
Mosaic Co. (The)	49,020	906,870
PPG Industries, Inc.	2,548	330,527
Sherwin-Williams Co. (The)	2,461	1,693,119
		11,488,086
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Cintas Corp.	4,004	1,259,458
Copart, Inc.(a)	16,530	1,824,251
Republic Services, Inc.	3,216	283,555
Rollins, Inc.	2,350	135,947
Waste Management, Inc.	4,500	485,595
		3,988,806
COMMUNICATIONS EQUIPMENT (0.8%)
Arista Networks, Inc.(a)	3,011	628,998
Cisco Systems, Inc.	43,260	1,553,034
F5 Networks, Inc.(a)	520	69,129
Juniper Networks, Inc.	6,190	122,066
Motorola Solutions, Inc.	5,031	795,200
		3,168,427
	Shares	Value
CONSTRUCTION & ENGINEERING (0.0%)
Jacobs Engineering Group, Inc.	1,220	$ 115,900
Quanta Services, Inc.	1,300	81,159
		197,059
CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials, Inc.	2,906	774,013
Vulcan Materials Co.	5,783	837,610
		1,611,623
CONSUMER FINANCE (0.6%)
American Express Co.	6,330	577,549
Capital One Financial Corp.	9,518	695,575
Discover Financial Services	2,650	172,277
Synchrony Financial	41,430	1,036,579
		2,481,980
CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	1,160	160,532
Ball Corp.	3,960	352,440
International Paper Co.	12,070	528,063
Packaging Corp. of America	1,290	147,692
Sealed Air Corp.	1,390	55,030
Westrock Co.	26,009	976,638
		2,220,395
DISTRIBUTORS (0.3%)
Genuine Parts Co.	1,380	124,793
LKQ Corp.(a)	3,080	98,529
Pool Corp.	2,650	927,050
		1,150,372
DIVERSIFIED FINANCIAL SERVICES (1.3%)
Berkshire Hathaway, Inc., Class B(a)	24,897	5,026,704
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	80,170	2,166,193
CenturyLink, Inc.	20,719	178,598
Verizon Communications, Inc.	42,740	2,435,753
		4,780,544
ELECTRIC UTILITIES (1.7%)
Alliant Energy Corp.	2,090	115,535
American Electric Power Co., Inc.	5,680	510,802
Duke Energy Corp.	10,374	955,549
Edison International	3,610	202,304
Entergy Corp.	1,600	161,952

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Evergy, Inc.	2,440	$ 134,688
Eversource Energy	3,510	306,318
Exelon Corp.	18,349	731,942
FirstEnergy Corp.	5,119	152,137
NextEra Energy, Inc.	18,476	1,352,628
NRG Energy, Inc.	26,820	848,048
Pinnacle West Capital Corp.	1,080	88,096
PPL Corp.	7,780	213,950
Southern Co. (The)	11,120	638,844
Xcel Energy, Inc.	6,600	462,198
		6,874,991
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	8,720	856,304
Eaton Corp. PLC	4,310	447,335
Emerson Electric Co.	6,650	430,853
Rockwell Automation, Inc.	996	236,172
		1,970,664
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Amphenol Corp., Class A	3,170	357,703
CDW Corp.	8,290	1,016,354
Corning, Inc.	8,970	286,771
FLIR Systems, Inc.	1,270	44,056
IPG Photonics Corp.(a)	340	63,227
Keysight Technologies, Inc.(a)	9,930	1,041,359
TE Connectivity Ltd.	3,240	313,891
Vontier Corp.(a)	1,260	36,212
Zebra Technologies Corp., Class A(a)	2,650	751,646
		3,911,219
ENERGY EQUIPMENT & SERVICES (0.4%)
Baker Hughes Co.	55,579	820,902
Halliburton Co.	23,490	283,289
National-Oilwell Varco, Inc.	8,236	69,182
Schlumberger Ltd.	13,114	195,923
TechnipFMC PLC	38,020	210,251
		1,579,547
ENTERTAINMENT (1.6%)
Activision Blizzard, Inc.	7,510	568,732
Electronic Arts, Inc.(a)	2,780	333,127
Live Nation, Inc.(a)	1,600	78,080
Netflix, Inc.(a)	7,090	3,372,997
Walt Disney Co. (The)	16,560	2,007,900
		6,360,836
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.2%)
Alexandria Real Estate Equities, Inc.	1,080	$ 163,642
American Tower Corp.	6,479	1,487,902
Apartment Investment and Management Co., Class A	1,355	43,225
AvalonBay Communities, Inc.	919	127,861
Boston Properties, Inc.	260	18,827
Crown Castle International Corp.	3,820	596,684
Digital Realty Trust, Inc.	2,500	360,750
Duke Realty Corp.	5,570	211,604
Equinix, Inc.	2,193	1,603,609
Equity Residential	3,930	184,632
Essex Property Trust, Inc.	87	17,799
Extra Space Storage, Inc.	1,280	148,416
Healthpeak Properties, Inc.	9,450	254,867
Host Hotels & Resorts, Inc.	12,433	130,298
Iron Mountain, Inc.	3,019	78,675
Kimco Realty Corp.	10,690	109,679
Mid-America Apartment Communities, Inc.	980	114,297
Prologis, Inc.	7,022	696,583
Public Storage, Inc.	1,486	340,398
Realty Income Corp.	3,200	185,152
Regency Centers Corp.	1,030	36,658
SBA Communications Corp.	3,911	1,135,637
Simon Property Group, Inc.	2,140	134,413
UDR, Inc.	2,330	72,789
Ventas, Inc.	3,160	124,725
Vornado Realty Trust	825	25,352
Welltower, Inc.	3,420	183,893
Weyerhaeuser Co.	7,979	217,747
		8,806,114
FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale Corp.	4,466	1,597,131
Kroger Co. (The)	39,900	1,285,179
Sysco Corp.	4,680	258,851
Walgreens Boots Alliance, Inc.	19,000	646,760
Walmart, Inc.	13,810	1,916,137
		5,704,058
FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland Co.	27,550	1,273,912
Campbell Soup Co.	3,350	156,345
Conagra Brands, Inc.	6,220	218,260
General Mills, Inc.	7,690	454,633
Hershey Co. (The)	1,620	222,685

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Hormel Foods Corp.	6,330	$ 308,208
J.M. Smucker Co. (The)	4,180	468,996
Kellogg Co.	4,580	288,036
Kraft Heinz Co. (The)	17,066	522,049
Lamb Weston Holdings, Inc.	1,300	82,485
McCormick & Co., Inc.	1,320	238,273
Mondelez International, Inc., Class A	17,090	907,821
Tyson Foods, Inc., Class A	3,050	174,551
		5,316,254
GAS UTILITIES (0.1%)
Atmos Energy Corp.	2,300	210,841
HEALTH CARE EQUIPMENT & SUPPLIES (4.9%)
Abbott Laboratories	18,432	1,937,388
ABIOMED, Inc.(a)	533	134,252
Align Technology, Inc.(a)	4,877	2,077,992
Baxter International, Inc.	6,710	520,495
Becton Dickinson and Co.	3,006	694,777
Boston Scientific Corp.(a)	20,007	685,640
Danaher Corp.	7,370	1,691,710
DENTSPLY SIRONA, Inc.	3,920	184,985
DexCom, Inc.(a)	5,680	1,815,214
Edwards Lifesciences Corp.(a)	21,021	1,506,995
Hologic, Inc.(a)	3,920	269,774
IDEXX Laboratories, Inc.(a)	3,090	1,312,694
Intuitive Surgical, Inc.(a)	2,279	1,520,275
Medtronic PLC	14,843	1,492,761
ResMed, Inc.	6,210	1,191,947
STERIS PLC	1,610	285,276
Stryker Corp.	3,714	750,265
Teleflex, Inc.	647	205,895
Varian Medical Systems, Inc.(a)	1,220	210,816
West Pharmaceutical Services, Inc.	3,470	944,083
Zimmer Holdings, Inc.	2,450	323,645
		19,756,879
HEALTH CARE PROVIDERS & SERVICES (2.0%)
AmerisourceBergen Corp.	10,210	980,875
Anthem, Inc.	5,831	1,590,697
Cardinal Health, Inc.	5,020	229,866
Cigna Corp.	7,970	1,330,751
CVS Health Corp.	24,867	1,394,790
DaVita, Inc.(a)	1,530	131,962
Henry Schein, Inc.(a)	2,470	157,043
Humana, Inc.	2,307	921,139
	Shares	Value
Laboratory Corporation of America Holdings(a)	1,170	$ 233,731
McKesson Corp.	6,305	929,924
Quest Diagnostics, Inc.	2,000	244,280
		8,145,058
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.	5,060	354,656
HOTELS, RESTAURANTS & LEISURE (2.3%)
Carnival Corp.	16,460	225,667
Chipotle Mexican Grill, Inc.(a)	1,621	1,947,599
Domino's Pizza, Inc.	2,990	1,131,177
Hilton Worldwide Holdings, Inc.	16,520	1,450,621
Marriott International, Inc., Class A	2,446	227,184
McDonald's Corp.	6,841	1,457,133
Norwegian Cruise Line Holdings Ltd.(a)	6,770	112,585
Royal Caribbean Cruises Ltd.	1,390	78,424
Starbucks Corp.	18,820	1,636,587
Yum! Brands, Inc.	11,730	1,094,761
		9,361,738
HOUSEHOLD DURABLES (1.8%)
D.R. Horton, Inc.	20,866	1,394,057
Garmin Ltd.	8,010	833,200
Leggett & Platt, Inc.	1,260	52,580
Lennar Corp., Class A	10,960	769,721
Mohawk Industries, Inc.(a)	3,724	384,280
Newell Brands, Inc.	6,240	110,198
NVR, Inc.(a)	284	1,122,677
PulteGroup, Inc.	39,355	1,604,110
Whirlpool Corp.	4,082	755,007
		7,025,830
HOUSEHOLD PRODUCTS (1.3%)
Church & Dwight Co., Inc.	3,330	294,339
Clorox Co. (The)	1,470	304,657
Colgate-Palmolive Co.	10,790	851,223
Kimberly-Clark Corp.	3,920	519,753
Procter & Gamble Co. (The)	24,431	3,349,490
		5,319,462
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.0%)
AES Corp. (The)	10,180	198,510
INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	5,614	898,015

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Honeywell International, Inc.	6,542	$ 1,079,103
Roper Technologies, Inc.	2,306	856,310
		2,833,428
INSURANCE (2.8%)
Aflac, Inc.	15,240	517,398
Allstate Corp. (The)	6,840	607,050
American International Group, Inc.	23,754	748,013
Aon PLC, Class A	2,251	414,207
Arthur J. Gallagher & Co.	2,340	242,681
Assurant, Inc.	3,670	456,438
Chubb Ltd.	6,241	810,768
Cincinnati Financial Corp.	1,582	111,911
Everest Re Group Ltd.	1,550	305,474
Globe Life, Inc.	3,187	258,434
Hartford Financial Services Group, Inc. (The)	10,190	392,519
Lincoln National Corp.	16,736	587,434
Loews Corp.	16,600	575,688
Marsh & McLennan Cos., Inc.	5,420	560,753
MetLife, Inc.	27,490	1,040,496
Principal Financial Group, Inc.	14,800	580,456
Progressive Corp. (The)	6,000	551,400
Prudential Financial, Inc.	13,535	866,511
Travelers Cos., Inc. (The)	5,160	622,864
Unum Group	38,790	685,031
Willis Towers Watson PLC	1,327	242,151
		11,177,677
INTERACTIVE MEDIA & SERVICES (4.5%)
Alphabet, Inc., Class A(a)	3,065	4,953,377
Alphabet, Inc., Class C(a)	3,009	4,877,619
Facebook, Inc., Class A(a)	29,308	7,711,228
Twitter, Inc.(a)	7,710	318,886
		17,861,110
INTERNET & DIRECT MARKETING RETAIL (4.0%)
Amazon.com, Inc.(a)	4,250	12,903,637
Booking Holdings, Inc.(a)	596	967,010
eBay, Inc.	27,960	1,331,735
Etsy, Inc.(a)	7,250	881,528
Expedia Group, Inc.	1,235	116,275
		16,200,185
IT SERVICES (5.0%)
Accenture PLC, Class A	5,957	1,292,133
Akamai Technologies, Inc.(a)	1,790	170,265
Automatic Data Processing, Inc.	4,090	646,056
	Shares	Value
Broadridge Financial Solutions, Inc.	1,220	$ 167,872
Cognizant Technology Solutions Corp., Class A	5,390	384,954
DXC Technology Co.	18,467	340,162
Fidelity National Information Services, Inc.	5,906	735,829
Fiserv, Inc.(a)	13,150	1,255,430
FleetCor Technologies, Inc.(a)	5,010	1,106,759
Gartner, Inc.(a)	590	70,859
Global Payments, Inc.	2,607	411,228
International Business Machines Corp.	7,966	889,484
Jack Henry & Associates, Inc.	770	114,153
Mastercard, Inc., Class A	12,732	3,674,964
Paychex, Inc.	3,970	326,533
PayPal Holdings, Inc.(a)	20,560	3,826,833
VeriSign, Inc.(a)	812	154,848
Visa, Inc., Class A	21,604	3,925,663
Western Union Co. (The)	19,130	371,887
		19,865,912
LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	1,080	89,338
LIFE SCIENCES TOOLS & SERVICES (0.7%)
Agilent Technologies, Inc.	6,310	644,188
Bio-Rad Laboratories, Inc., Class A(a)	660	387,037
Illumina, Inc.(a)	1,627	476,223
IQVIA Holdings, Inc.(a)	2,930	451,191
Mettler-Toledo International, Inc.(a)	403	402,158
PerkinElmer, Inc.	2,750	356,262
Waters Corp.(a)	1,297	288,998
		3,006,057
MACHINERY (1.3%)
Caterpillar, Inc.	4,960	778,968
Cummins, Inc.	1,377	302,789
Deere & Co.	2,803	633,226
Dover Corp.	1,260	139,495
Flowserve Corp.	780	22,714
Fortive Corp.	3,150	194,040
IDEX Corp.	860	146,535
Illinois Tool Works, Inc.	2,654	519,866
Ingersoll Rand, Inc.(a)	2,638	92,172
Otis Worldwide Corp.	4,523	277,169
PACCAR, Inc.	15,285	1,305,033
Parker-Hannifin Corp.	818	170,438
Snap-on, Inc.	240	37,807
Stanley Black & Decker, Inc.	1,202	199,772

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Westinghouse Air Brake Technologies Corp.	1,620	$ 96,066
Xylem, Inc.	2,000	174,280
		5,090,370
MEDIA (1.5%)
Charter Communications, Inc., Class A(a)	3,640	2,197,905
Comcast Corp., Class A	40,360	1,704,806
Discovery Communications, Inc., Class A(a)	2,420	48,981
Discovery Communications, Inc., Class C(a)	4,541	83,191
DISH Network Corp., Class A(a)	12,570	320,409
Fox Corp., Class A	5,730	151,960
Fox Corp., Class B	1,230	32,152
Interpublic Group of Cos., Inc. (The)	10,430	188,679
News Corp., Class A	47,000	617,110
News Corp., Class B	16,980	221,080
Omnicom Group, Inc.	2,770	130,744
ViacomCBS, Inc., Class B	6,050	172,848
		5,869,865
METALS & MINING (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	16,598	287,809
Newmont Corp.	15,260	958,938
Nucor Corp.	12,410	592,702
		1,839,449
MULTILINE RETAIL (0.6%)
Dollar General Corp.	7,870	1,642,548
Dollar Tree, Inc.(a)	2,402	216,948
Target Corp.	4,750	723,045
		2,582,541
MULTI-UTILITIES (0.9%)
Ameren Corp.	4,320	350,438
CenterPoint Energy, Inc.	18,960	400,625
CMS Energy Corp.	4,630	293,218
Consolidated Edison, Inc.	4,110	322,594
Dominion Resources, Inc.	8,932	717,597
DTE Energy Co.	1,680	207,346
NiSource, Inc.	7,770	178,477
Public Service Enterprise Group, Inc.	5,856	340,526
Sempra Energy	2,600	325,936
WEC Energy Group	4,035	405,719
		3,542,476
OIL, GAS & CONSUMABLE FUELS (2.0%)
Apache Corp.	6,210	51,543
Cabot Oil & Gas Corp.	4,320	76,853
	Shares	Value
Chevron Corp.	19,343	$ 1,344,344
Concho Resources, Inc.	9,740	404,307
ConocoPhillips	22,499	643,921
Devon Energy Corp.	33,550	299,602
Diamondback Energy, Inc.	6,560	170,298
EOG Resources, Inc.	4,144	141,891
Exxon Mobil Corp.	44,670	1,457,135
Hess Corp.	11,140	414,631
HollyFrontier Corp.	16,460	304,675
Kinder Morgan, Inc.	47,920	570,248
Marathon Oil Corp.	78,790	312,008
Marathon Petroleum Corp.	24,628	726,526
Occidental Petroleum Corp.	18,233	166,467
ONEOK, Inc.	3,490	101,210
Phillips 66	3,549	165,596
Pioneer Natural Resources Co.	486	38,666
Valero Energy Corp.	10,850	418,919
Williams Cos., Inc. (The)	13,780	264,438
		8,073,278
PERSONAL PRODUCTS (0.3%)
Estee Lauder Cos., Inc., (The) Class A	5,858	1,286,768
PHARMACEUTICALS (1.1%)
Catalent, Inc.(a)	9,930	871,556
Eli Lilly and Co.	9,780	1,275,899
Mylan N.V.(a)	50,850	739,359
Perrigo Co. PLC	11,561	507,181
Zoetis, Inc.	6,240	989,352
		4,383,347
PROFESSIONAL SERVICES (0.2%)
Equifax, Inc.	1,090	148,894
IHS Markit Ltd.	4,820	389,794
Nielsen Holdings PLC	5,520	74,575
Robert Half International, Inc.	1,460	74,007
Verisk Analytics, Inc.	1,620	288,312
		975,582
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CBRE Group, Inc., Class A(a)	23,150	1,166,760
ROAD & RAIL (1.2%)
CSX Corp.	8,010	632,310
J.B. Hunt Transport Services, Inc.	820	99,827
Kansas City Southern Industries, Inc.	5,970	1,051,556
Norfolk Southern Corp.	2,268	474,284

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Old Dominion Freight Line, Inc.	8,490	$ 1,616,241
Union Pacific Corp.	6,165	1,092,376
		4,966,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.8%)
Advanced Micro Devices, Inc.(a)	23,170	1,744,469
Analog Devices, Inc.	8,074	957,011
Applied Materials, Inc.	29,680	1,757,947
Broadcom, Inc.	6,672	2,332,731
Intel Corp.	38,930	1,723,820
KLA Corp.	8,870	1,748,987
Lam Research Corp.	6,956	2,379,509
Maxim Integrated Products, Inc.	2,300	160,195
Microchip Technology, Inc.	12,880	1,353,430
Micron Technology, Inc.(a)	39,690	1,997,995
NVIDIA Corp.	8,862	4,443,052
Qorvo, Inc.(a)	6,830	869,869
QUALCOMM, Inc.	17,140	2,114,391
Skyworks Solutions, Inc.	1,360	192,154
Teradyne, Inc.	22,810	2,003,859
Texas Instruments, Inc.	8,160	1,179,854
Xilinx, Inc.	2,260	268,239
		27,227,512
SOFTWARE (10.2%)
Adobe, Inc.(a)	8,451	3,778,442
ANSYS, Inc.(a)	5,713	1,738,866
Autodesk, Inc.(a)	5,370	1,264,850
Cadence Design Systems, Inc.(a)	16,420	1,795,855
Citrix Systems, Inc.	1,150	130,261
Fortinet, Inc.(a)	15,110	1,667,691
Intuit, Inc.	4,452	1,400,955
Microsoft Corp.	73,720	14,926,088
NortonLifeLock, Inc.	8,472	174,269
Oracle Corp.	19,471	1,092,518
Paycom Software, Inc.(a)	7,080	2,577,757
salesforce.com, Inc.(a)	13,590	3,156,549
ServiceNow, Inc.(a)	8,010	3,985,536
Synopsys, Inc.(a)	8,900	1,903,354
Tyler Technologies, Inc.(a)	3,560	1,368,393
		40,961,384
SPECIALTY RETAIL (2.9%)
Advance Auto Parts, Inc.	566	83,360
AutoZone, Inc.(a)	831	938,182
	Shares	Value
Best Buy Co., Inc.	5,790	$ 645,875
CarMax, Inc.(a)	11,270	974,179
Gap, Inc. (The)	52,560	1,022,292
Home Depot, Inc. (The)	9,549	2,546,814
L Brands, Inc.	23,910	765,359
Lowe’s Cos., Inc.	6,820	1,078,242
O'Reilly Automotive, Inc.(a)	2,202	961,393
Ross Stores, Inc.	8,110	690,729
Tiffany & Co.	4,960	648,966
TJX Cos., Inc. (The)	17,210	874,268
Tractor Supply Co.	1,150	153,192
Ulta Salon Cosmetics & Fragrance, Inc.(a)	381	78,779
		11,461,630
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.8%)
Apple, Inc.	156,714	17,059,886
Hewlett Packard Enterprise Co.	75,450	651,888
HP, Inc.	28,610	513,836
NetApp, Inc.	2,460	107,969
Seagate Technology PLC	2,730	130,549
Western Digital Corp.	2,811	106,059
Xerox Holdings Corp.	32,001	556,177
		19,126,364
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Hanesbrands, Inc.	4,930	79,225
NIKE, Inc., Class B	11,380	1,366,510
PVH Corp.	6,270	365,478
Tapestry, Inc.	2,920	64,912
Under Armour, Inc., Class A(a)	4,900	67,816
Under Armour, Inc., Class C(a)	1,024	12,524
VF Corp.	2,445	164,304
		2,120,769
TRADING COMPANIES & DISTRIBUTORS (0.5%)
Fastenal Co.	7,210	311,688
United Rentals, Inc.(a)	9,770	1,741,893
W.W. Grainger, Inc.	328	114,807
		2,168,388
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	1,770	266,403

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
T-Mobile U.S., Inc.(a)	5,530	$ 605,922
TOTAL COMMON STOCKS (COST $333,115,787)		398,157,318

	Number of Warrants	Value
WARRANTS (0.0%)
Occidental Petroleum Corp., Exp. 7/6/27, Strike $22.00(a)	3,039	$ 7,506
TOTAL WARRANTS (COST $—)		7,506

	Shares	Value
MONEY MARKET FUND (0.9%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(b)	3,452,259	$ 3,452,259
TOTAL MONEY MARKET FUND (COST $3,452,259)		3,452,259
	Shares	Value
TOTAL INVESTMENTS (COST $336,568,046) 100.3%		$ 401,617,083
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)%		(1,086,945)
NET ASSETS 100.0%		$ 400,530,138

(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2020 is disclosed.

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent
U.S. Treasury Obligations	11.9%
U.S. Government Agencies	7.5
Semiconductors & Semiconductor Equipment	6.1
Banks	4.6
U.S. Government Agency Mortgage-Backed Obligations	4.6
Biotechnology	4.5
Air Freight & Logistics	4.1
Oil, Gas & Consumable Fuels	4.0
Money Market Fund	4.0
IT Services	3.6
Software	3.5
Beverages	2.8
Specialty Retail	2.7
Internet & Direct Marketing Retail	2.3
Food Products	2.3
Technology Hardware, Storage & Peripherals	2.1
Capital Markets	2.1
Aerospace & Defense	2.1
Textiles, Apparel & Luxury Goods	2.1
Health Care Providers & Services	2.0
Communications Equipment	1.8
Industry Diversification	Percent
Hotels, Restaurants & Leisure	1.7%
Insurance	1.6
Consumer Finance	1.4
Commercial Services & Supplies	1.4
Machinery	1.3
Road & Rail	1.3
Food & Staples Retailing	1.3
Health Care Equipment & Supplies	1.3
Media	1.3
Industrial Conglomerates	1.2
Household Products	0.7
Multiline Retail	0.7
Electronic Equipment, Instruments & Components	0.7
Chemicals	0.7
Household Durables	0.6
Pharmaceuticals	0.5
Municipal Bonds	0.3
Thrifts & Mortgage Finance	0.2
Total Investments	98.9%

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (69.9%)
AEROSPACE & DEFENSE (2.1%)
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	$ 1,000,000	$ 1,163,763
Raytheon Technologies Corp., 4.12%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,345,314
		3,509,077
AIR FREIGHT & LOGISTICS (4.1%)
FedEx Corp., 4.00%, 1/15/24	2,000,000	2,205,774
United Parcel Service, Inc., 3.05%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,119,414
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	1,201,617
United Parcel Service, Inc., 3.90%, 4/1/25, (Callable 3/1/25 @ 100)	2,000,000	2,269,232
		6,796,037
BANKS (4.4%)
Citigroup, Inc., 6.62%, 6/15/32	1,000,000	1,389,100
KeyCorp, 5.10%, 3/24/21	2,000,000	2,037,400
Manufacturers & Traders Trust Co., 0.89% (US0003M + 64 bps), 12/1/21, (Callable 12/11/20 @ 100)(a)	1,150,000	1,150,068
U.S. Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,704,568
		7,281,136
BEVERAGES (2.8%)
Coca-Cola Co. (The), 3.20%, 11/1/23	1,000,000	1,082,511
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,508,466
		4,590,977
BIOTECHNOLOGY (4.5%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,823,264
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	3,314,286	3,403,253
Celgene Corp., 3.87%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,117,772
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,033,677
		7,377,966
CAPITAL MARKETS (2.1%)
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,856,119
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,518,714
		3,374,833
CHEMICALS (0.7%)
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	1,144,778
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Waste Management, Inc., 3.15%, 11/15/27, (Callable 8/15/27 @ 100)	2,000,000	2,248,472
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	$ 2,000,000	$ 2,188,100
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	756,662
		2,944,762
CONSUMER FINANCE (1.4%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	1,085,145
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,128,184
		2,213,329
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,077,546
FOOD & STAPLES RETAILING (1.3%)
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	1,000,000	1,122,342
Walmart, Inc., 4.25%, 4/15/21	1,000,000	1,016,372
		2,138,714
FOOD PRODUCTS (2.3%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	1,000,000	1,173,155
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	514,813
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,109,418
		3,797,386
HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Abbott Laboratories, 2.95%, 3/15/25, (Callable 12/15/24 @ 100)	2,000,000	2,191,419
HEALTH CARE PROVIDERS & SERVICES (2.0%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	2,188,926
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,153,891
		3,342,817
HOTELS, RESTAURANTS & LEISURE (1.7%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	1,500,000	1,693,072
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	1,000,000	1,095,725
		2,788,797
HOUSEHOLD DURABLES (0.6%)
Newell Brands, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,025,000
HOUSEHOLD PRODUCTS (0.7%)
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,076,241

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES (1.2%)
Honeywell International, Inc., 4.25%, 3/1/21	$ 2,000,000	$ 2,026,424
INSURANCE (1.3%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,115,758
INTERNET & DIRECT MARKETING RETAIL (2.1%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	3,000,000	3,364,233
IT SERVICES (3.6%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,175,826
Mastercard, Inc., 3.37%, 4/1/24	1,000,000	1,097,751
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	1,000,000	1,091,039
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,616,263
		5,980,879
MACHINERY (1.3%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,020,797
John Deere Capital Corp., 3.45%, 3/13/25	1,000,000	1,116,551
		2,137,348
MEDIA (1.3%)
Comcast Corp., 3.70%, 4/15/24, (Callable 3/15/24 @ 100)	2,000,000	2,202,753
MULTILINE RETAIL (0.7%)
Target Corp., 3.50%, 7/1/24	1,000,000	1,108,217
OIL, GAS & CONSUMABLE FUELS (4.0%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	704,090
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,190,324
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,530,019
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,131,228
		6,555,661
PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	891,706
ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,107,871
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.1%)
Intel Corp., 4.00%, 12/15/32	2,000,000	2,481,426
	Principal Amount	Value
NVIDIA Corp., 2.85%, 4/1/30, (Callable 1/1/30 @ 100)	$ 2,000,000	$ 2,216,153
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	5,248,589
		9,946,168
SOFTWARE (3.5%)
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	2,000,000	2,209,353
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,405,405
Salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,174,484
		5,789,242
SPECIALTY RETAIL (2.7%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,194,151
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	1,000,000	1,152,838
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,027,114
		4,374,103
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.1%)
Apple, Inc., 1.65%, 5/11/30, (Callable 2/11/30 @ 100)	2,000,000	2,042,548
Apple, Inc., 3.45%, 2/9/45	1,000,000	1,172,856
Xerox Corp., 4.50%, 5/15/21	290,000	294,350
		3,509,754
TEXTILES, APPAREL & LUXURY GOODS (2.1%)
NIKE, Inc., 2.85%, 3/27/30, (Callable 12/27/29 @ 100)	3,000,000	3,358,426
THRIFTS & MORTGAGE FINANCE (0.2%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 11/25/20 @ 100)(a)	237,248	241,422
TOTAL CORPORATE BONDS (COST $108,308,372)		114,629,252
MUNICIPAL BONDS (0.3%)
Cedar Hill Independent School District, 1.79%, 2/15/21	250,000	249,172
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	154,355
TOTAL MUNICIPAL BONDS (COST $401,310)		403,527
U.S. GOVERNMENT AGENCIES (7.5%)
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	1,178,732
Federal Home Loan Bank

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
2.50%, 5/23/22(b)	$ 1,000,000	$ 1,035,733
3.50%, 7/29/21	2,000,000	2,049,738
		3,085,471
Federal Home Loan Banks, 0.80%, 3/8/27	1,000,000	988,876
Federal Home Loan Mortgage Corp.
1.05%, 7/21/28, (Callable 7/21/21 @ 100)	1,000,000	975,312
2.25%, 2/26/21(b)	50,000	50,342
2.50%, 3/29/22(b)	1,000,000	1,032,213
		2,057,867
Federal National Mortgage Association
0.40%, 10/29/24, (Callable 10/29/21 @ 100)	1,000,000	998,009
0.55%, 8/19/25, (Callable 8/19/22 @ 100)	1,000,000	995,498
0.56%, 10/28/25, (Callable 10/28/22 @ 100)	1,000,000	998,015
0.58%, 8/25/25, (Callable 2/25/22 @ 100)	1,000,000	993,188
0.60%, 8/28/25, (Callable 2/28/22 @ 100)	1,000,000	997,178
		4,981,888
TOTAL U.S. GOVERNMENT AGENCIES (COST $12,066,891)		12,292,834
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (4.6%)
Federal Home Loan Mortgage Corp.
3.40% (US0012M + 179 bps), 10/1/37(a)	23,421	23,680
3.50%, 2/1/34	549,297	581,890
3.50%, 10/1/49	906,672	956,860
3.75% (H15T1Y + 225 bps), 5/1/36(a)	30,519	31,017
4.00%, 12/15/25	2,500,000	2,756,761
5.00%, 11/1/37	9,543	10,711
6.00%, 3/1/38	24,601	28,823
		4,389,742
Federal National Mortgage Association
0.57% (US0001M + 42 bps), 11/25/36(a)	49,828	50,091
2.69% (US0012M + 182 bps), 5/1/36(a)	68,461	72,049
3.50%, 2/1/43	485,280	520,851
3.50%, 4/1/48	696,194	778,584
3.91% (US0012M + 204 bps), 10/1/36(a)	16,888	16,873
4.00%, 9/1/33	380,040	402,804
4.00%, 10/1/46	667,196	724,210
5.00%, 1/1/35	15,218	16,142
	Principal Amount	Value
5.50%, 9/1/36	$ 9,374	$ 9,867
6.00%, 6/1/36	182,643	200,211
6.00%, 9/1/36	42,181	46,356
6.00%, 5/1/37	31,009	35,181
		2,873,219
Government National Mortgage Association
3.00% (H15T1Y + 150 bps), 1/20/39(a)	9,645	9,673
4.50%, 6/15/40	109,773	121,137
4.50%, 8/20/38	61,582	67,108
5.00%, 5/20/40	60,474	65,796
5.50%, 12/20/38	7,369	8,120
6.00%, 10/15/37	27,909	33,687
6.00%, 6/15/37	25,660	30,779
6.50%, 10/20/38	1,807	1,978
		338,278
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $7,098,535)		7,601,239
U.S. TREASURY OBLIGATIONS (11.9%)
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,908,125
U.S. Treasury Notes
0.38%, 1/15/27 (TIPS)	1,000,000	1,174,702
1.62%, 11/30/26	1,000,000	1,065,547
1.75%, 11/15/29	1,000,000	1,083,828
2.00%, 11/15/21	5,000,000	5,096,094
2.00%, 2/15/22	7,000,000	7,167,343
2.00%, 11/30/20	2,000,000	2,002,844
		17,590,358
TOTAL U.S. TREASURY OBLIGATIONS (COST $19,050,090)		19,498,483

	Shares	Value
MONEY MARKET FUND (4.0%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(c)	6,636,273	$ 6,636,273
TOTAL MONEY MARKET FUND (COST $6,636,273)		6,636,273
PREFERRED STOCKS (0.7%)
BANKS (0.2%)
JPMorgan Chase & Co. − Preferred, 6.10%(d)	15,000	379,350

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
INSURANCE (0.3%)
Globe Life, Inc. − Preferred, 6.13%(d)	15,000	$ 388,050
INTERNET & DIRECT MARKETING RETAIL (0.2%)
eBay, Inc. − Preferred, 6.00%(d)	15,000	383,250
TOTAL PREFERRED STOCKS (COST $1,220,914)		1,150,650
TOTAL INVESTMENTS (COST $154,782,385) 98.9%		162,212,258
OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%		1,852,952
NET ASSETS 100.0%		$ 164,065,210

(a)	Variable rate security. The interest rate shown represents the rate in effect at October 31, 2020. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of October 31, 2020.
(c)	7-day current yield as of October 31, 2020 is disclosed.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

bps — Basis Points
H15T1Y — 1 Year Treasury Constant Maturity Rate
LP — Limited Partnership
TIPS — Treasury Inflation-Protected Security
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.7%
Semiconductors & Semiconductor Equipment	5.6
Specialty Retail	4.8
Machinery	4.8
Insurance	4.5
Banks	4.2
Software	3.9
Health Care Equipment & Supplies	3.7
Health Care Providers & Services	3.6
Electronic Equipment, Instruments & Components	3.5
Household Durables	3.0
IT Services	2.5
Chemicals	2.4
Building Products	2.3
Life Sciences Tools & Services	2.2
Hotels, Restaurants & Leisure	2.1
Auto Components	2.0
Oil, Gas & Consumable Fuels	2.0
Electrical Equipment	1.9
Commercial Services & Supplies	1.8
Capital Markets	1.8
Metals & Mining	1.7
Biotechnology	1.6
Textiles, Apparel & Luxury Goods	1.4
Food Products	1.4
Aerospace & Defense	1.3
Thrifts & Mortgage Finance	1.3
Road & Rail	1.2
Communications Equipment	1.2
Leisure Products	1.1
Media	1.1
Professional Services	1.1
Construction & Engineering	1.0
Consumer Finance	1.0
Industry Diversification	Percent*
Pharmaceuticals	0.9%
Air Freight & Logistics	0.8
Food & Staples Retailing	0.8
Money Market Fund	0.8
Diversified Consumer Services	0.7
Multiline Retail	0.7
Energy Equipment & Services	0.7
Trading Companies & Distributors	0.7
Gas Utilities	0.6
Health Care Technology	0.6
Electric Utilities	0.5
Automobiles	0.5
Internet & Direct Marketing Retail	0.5
Containers & Packaging	0.5
Real Estate Management & Development	0.4
Airlines	0.4
Water Utilities	0.4
Mortgage Real Estate Investment Trusts	0.4
Paper & Forest Products	0.4
Diversified Telecommunication Services	0.4
Multi-Utilities	0.3
Personal Products	0.3
Industrial Conglomerates	0.3
Household Products	0.3
Entertainment	0.2
Technology Hardware, Storage & Peripherals	0.2
Beverages	0.2
Wireless Telecommunication Services	0.2
Construction Materials	0.2
Interactive Media & Services	0.2
Diversified Financial Services	0.2
Marine	0.1
Total Investments	100.1%

*	Percentages indicated are based on net assets as of October 31, 2020.
See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (1.3%)
AAR Corp.	1,810	$ 35,223
Aerojet Rocketdyne Holdings, Inc.(a)	7,810	253,200
AeroVironment, Inc.(a)	1,120	85,523
Axon Enterprise, Inc.(a)	8,940	884,166
Cubic Corp.	1,840	108,763
Curtiss-Wright Corp.	1,830	154,379
Hexcel Corp.	6,670	223,312
Kaman Corp.	1,040	41,246
Mercury Computer Systems, Inc.(a)	7,950	547,596
Moog, Inc., Class A	1,470	91,713
National Presto Industries, Inc.	70	5,816
Park Aerospace Corp.	770	8,154
Triumph Group, Inc.	15,560	102,696
		2,541,787
AIR FREIGHT & LOGISTICS (0.8%)
Atlas Air Worldwide Holdings(a)	9,760	577,401
Echo Global Logistics, Inc.(a)	9,500	256,215
Forward Air Corp.	3,610	227,322
Hub Group, Inc., Class A(a)	3,530	176,959
XPO Logistics, Inc.(a)	5,350	481,500
		1,719,397
AIRLINES (0.4%)
Allegiant Travel Co.	1,796	242,029
Hawaiian Holdings, Inc.	7,130	98,750
JetBlue Airways Corp.(a)	27,430	328,337
SkyWest, Inc.	2,480	71,994
		741,110
AUTO COMPONENTS (2.0%)
Adient PLC(a)	10,110	214,534
American Axle & Manufacturing Holdings, Inc.(a)	20,670	138,902
Cooper Tire & Rubber Co.	6,060	208,404
Cooper-Standard Holdings, Inc.(a)	8,760	137,444
Dana, Inc.	19,310	270,147
Dorman Products, Inc.(a)	1,530	136,583
Fox Factory Holding Corp.(a)	6,370	535,590
Gentex Corp.	15,930	440,783
Gentherm, Inc.(a)	1,860	86,099
Goodyear Tire & Rubber Co. (The)	31,840	263,635
LCI Industries	3,890	426,578
Lear Corp.	3,610	436,124
Motorcar Parts of America, Inc.(a)	1,910	28,134
Patrick Industries, Inc.	8,415	469,136
	Shares	Value
Standard Motor Products, Inc.	1,160	$ 53,128
Visteon Corp.(a)	1,390	124,614
		3,969,835
AUTOMOBILES (0.5%)
Harley-Davidson, Inc.	6,720	220,954
Thor Industries, Inc.	4,290	362,848
Winnebago Industries, Inc.	11,130	522,553
		1,106,355
BANKS (4.2%)
Allegiance Bancshares, Inc.	690	19,527
Ameris Bancorp	3,102	90,889
Associated Bancorp	15,098	206,692
Banc of California, Inc.	2,870	34,440
BancorpSouth Bank	4,230	99,024
Bank of Hawaii Corp.	1,120	67,917
Bank OZK	9,050	224,259
BankUnited, Inc.	1,090	27,522
Banner Corp.	730	26,915
Berkshire Hills Bancorp, Inc.	4,870	63,456
Boston Private Financial Holdings, Inc.	6,700	41,406
Brookline Bancorp, Inc.	6,100	58,438
Cadence BanCorp	13,230	148,441
Cathay General Bancorp	2,920	68,708
Central Pacific Financial Corp.	1,180	16,249
CIT Group, Inc.	4,490	132,230
Columbia Banking System, Inc.	3,710	105,401
Commerce Bancshares, Inc.	5,354	333,286
Community Bank System, Inc.	2,680	155,413
Cullen/Frost Bankers, Inc.	2,460	172,864
Customers Bancorp, Inc.(a)	4,520	62,466
CVB Financial Corp.	6,320	110,600
Dime Community Bancshares, Inc.	1,500	18,975
Eagle Bancorp, Inc.	320	9,574
East West Bancorp, Inc.	7,210	263,021
F.N.B. Corp.	24,300	183,708
FB Financial Corp.	743	21,918
First BanCorp	14,592	94,702
First Commonwealth Financial Corp.	4,960	42,755
First Financial Bancorp	4,760	68,068
First Financial Bankshares, Inc.	7,880	234,903
First Horizon National Corp.	18,520	192,793
First Midwest Bancorp, Inc.	6,240	78,312
Fulton Financial Corp.	11,140	122,429
Glacier Bancorp, Inc.	4,760	170,408
Great Western Bancorp, Inc.	3,280	42,607

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Hancock Holding Corp.	5,729	$ 131,022
Hanmi Financial Corp.	2,251	20,236
Heritage Financial Corp.	1,430	29,973
Home Bancshares, Inc.	9,712	161,219
Hope Bancorp, Inc.	8,372	67,562
Independent Bank Corp. - Massachusetts	1,040	59,582
Independent Bank Group, Inc.	1,400	72,212
International Bancshares Corp.	2,710	75,013
National Bank Holdings Corp., Class A	1,950	58,792
NBT Bancorp	1,820	49,832
OFG Bancorp	2,890	41,587
Old National Bancorp	12,610	176,288
Pacific Premier Bancorp, Inc.	7,992	203,796
PacWest Bancorp	8,330	160,269
Park National Corp.	450	41,242
Pinnacle Financial Partners, Inc.	3,860	176,749
Preferred Bank/Los Angeles, CA	2,210	74,764
Prosperity Bancshares, Inc.	4,391	241,988
Renasant Corp.	790	22,523
Seacoast Banking Corporation of Florida(a)	3,510	75,395
ServisFirst Bancshares, Inc.	4,140	152,766
Signature Bank	2,180	176,013
Simmons First National Corp., Class A	8,140	138,299
Southside Bancshares, Inc.	1,154	31,112
Sterling Bancorp	17,099	228,785
Synovus Financial Corp.	8,772	228,072
TCF Financial Corp.	8,961	243,829
Texas Capital Bancshares, Inc.(a)	3,230	145,350
Triumph Bancorp, Inc.(a)	1,460	61,510
Trustmark Corp.	3,420	79,994
UMB Financial Corp.	1,680	102,262
Umpqua Holdings Corp.	20,610	258,862
United Bankshares, Inc.	6,393	167,688
United Community Banks, Inc.	5,222	109,349
Valley National Bancorp	19,464	148,705
Veritex Holdings, Inc.	2,223	43,860
Webster Financial Corp.	4,290	138,181
Westamerica BanCorp	1,210	63,368
Wintrust Financial Corp.	3,200	157,536
		8,425,901
BEVERAGES (0.2%)
Coca-Cola Consolidated, Inc.	1,271	290,995
National Beverage Corp.(a)	840	65,764
		356,759
	Shares	Value
BIOTECHNOLOGY (1.6%)
Anika Therapeutics, Inc.(a)	3,790	$ 123,630
Arrowhead Pharmaceuticals, Inc.(a)	12,260	702,498
Coherus Biosciences, Inc.(a)	2,970	49,510
Cytokinetics, Inc.(a)	4,340	66,706
Eagle Pharmaceuticals, Inc.(a)	5,790	269,351
Emergent BioSolutions, Inc.(a)	2,520	226,725
Enanta Pharmaceuticals, Inc.(a)	3,540	154,450
Exelixis, Inc.(a)	31,040	635,699
Ligand Pharmaceuticals, Inc.(a)	3,260	268,787
Myriad Genetics, Inc.(a)	4,300	53,449
REGENXBIO, Inc.(a)	4,220	121,367
Spectrum Pharmaceuticals, Inc.(a)	12,140	41,640
United Therapeutics Corp.(a)	2,403	322,555
Vanda Pharmaceuticals, Inc.(a)	3,970	42,439
Xencor, Inc.(a)	3,540	135,865
		3,214,671
BUILDING PRODUCTS (2.3%)
AAON, Inc.	4,898	286,092
American Woodmark Corp.(a)	4,390	362,658
Apogee Enterprises, Inc.	990	23,651
Builders FirstSource, Inc.(a)	6,480	196,344
Gibraltar Industries, Inc.(a)	1,840	105,708
Griffon Corp.	19,150	410,576
Insteel Industries, Inc.	960	20,890
Lennox International, Inc.	1,759	477,850
Owens Corning	6,060	396,748
PGT Innovations, Inc.(a)	4,250	70,465
Quanex Building Products Corp.	3,355	61,061
Resideo Technologies, Inc.(a)	29,220	294,538
Simpson Manufacturing Co., Inc.	5,780	512,801
Trex Co., Inc.(a)	12,620	877,595
UFP Industries, Inc.	9,790	488,619
		4,585,596
CAPITAL MARKETS (1.8%)
Affiliated Managers Group, Inc.	1,980	149,233
Blucora, Inc.(a)	3,730	37,114
Brightsphere Investment Group, Inc.	2,130	29,394
Donnelley Financial Solutions, Inc.(a)	14,241	179,864
Eaton Vance Corp.	6,240	373,090
Evercore Partners, Inc., Class A	2,180	173,397
FactSet Research Systems, Inc.	2,028	621,582
Federated Hermes, Inc.	5,590	133,601

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Greenhill & Co., Inc.	1,360	$ 17,585
Interactive Brokers Group, Inc., Class A	4,170	198,367
Janus Henderson Group PLC	11,470	278,721
Piper Sandler Cos.	730	60,918
SEI Investments Co.	6,500	319,475
Stifel Financial Corp.	3,825	223,609
StoneX Group, Inc.(a)	4,670	247,417
Virtus Investment Partners, Inc.	3,677	586,665
Waddell & Reed Financial, Inc., Class A	4,850	74,447
WisdomTree Investments, Inc.	6,910	25,152
		3,729,631
CHEMICALS (2.4%)
AdvanSix, Inc.(a)	7,020	106,844
American Vanguard Corp.	1,350	17,442
Ashland Global Holdings, Inc.	2,800	195,356
Avient Corp.	4,750	147,583
Balchem Corp.	1,645	164,418
Cabot Corp.	2,920	110,989
Chemours Co. (The)	13,400	269,876
Ferro Corp.(a)	4,310	55,427
FutureFuel Corp.	1,390	16,527
GCP Applied Technologies, Inc.(a)	2,420	52,780
H.B. Fuller Co.	2,980	134,845
Hawkins, Inc.	540	25,223
Ingevity Corp.(a)	1,920	105,370
Innospec, Inc.	3,720	246,041
Koppers Holdings, Inc.(a)	9,290	208,375
Kraton Performance Polymers, Inc. (a)	8,460	239,418
Livent Corp.(a)	7,650	82,238
Minerals Technologies, Inc.	2,700	147,663
NewMarket Corp.	209	74,757
Olin Corp.	15,930	263,642
Quaker Chemical Corp.	650	124,014
Rayonier, Inc.(a)	51,573	176,895
RPM International, Inc.	6,950	588,456
Scotts Miracle-Gro Co. (The)	4,350	652,717
Sensient Technologies Corp.	2,020	132,169
Stepan Co.	1,110	129,248
Tredegar Corp.	2,040	29,743
Trinseo SA	3,890	123,780
Valvoline, Inc.	10,396	204,489
		4,826,325
COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	6,290	218,389
Brady Corp., Class A	2,500	94,300
Brink's Co. (The)	3,460	148,192
	Shares	Value
Clean Harbors, Inc.(a)	3,720	$ 197,048
Deluxe Corp.	2,300	49,312
Harsco Corp.(a)	5,760	74,304
Healthcare Services Group, Inc.	4,472	102,319
Herman Miller, Inc.	5,900	179,773
HNI Corp.	2,310	75,191
IAA, Inc.(a)	7,360	416,502
Interface, Inc.	5,560	34,083
KAR Auction Services, Inc.	11,170	162,635
Matthews International Corp., Class A	2,160	47,153
MSA Safety, Inc.	1,990	262,521
Pitney Bowes, Inc.	27,950	148,415
R.R. Donnelley & Sons Co.	42,533	49,764
Stericycle, Inc.(a)	4,910	305,893
Team, Inc.(a)	12,050	64,588
Tetra Tech, Inc.	5,510	556,014
UniFirst Corp.	1,750	286,667
US Ecology, Inc.	1,600	48,832
Viad Corp.	1,360	27,200
		3,549,095
COMMUNICATIONS EQUIPMENT (1.2%)
ADTRAN, Inc.	2,480	26,511
Applied Optoelectronics, Inc.(a)	6,950	61,021
CalAmp Corp.(a)	4,110	29,099
Ciena Corp.(a)	8,300	326,937
Comtech Telecommunications Corp.	5,260	75,744
Digi International, Inc.(a)	11,630	171,310
Extreme Networks, Inc.(a)	21,940	89,076
Harmonic, Inc.(a)	24,620	146,243
InterDigital, Inc.	1,820	101,884
Lumentum Holdings, Inc.(a)	7,685	635,473
NETGEAR, Inc.(a)	4,120	126,978
NetScout Systems, Inc.(a)	6,330	129,891
Plantronics, Inc.	1,900	37,088
ViaSat, Inc.(a)	3,250	110,175
Viavi Solutions, Inc.(a)	22,820	281,827
		2,349,257
CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology Corp.(a)	11,172	500,952
Aegion Corp.(a)	3,660	51,643
Arcosa, Inc.	4,183	193,129
Comfort Systems USA, Inc.	1,920	87,936
Dycom Industries, Inc.(a)	3,230	209,756
EMCOR Group, Inc.	2,440	166,384
Fluor Corp.	7,200	81,720
Granite Construction, Inc.	7,140	137,873

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MasTec, Inc.(a)	9,040	$ 448,746
MYR Group, Inc.(a)	800	34,200
Valmont Industries, Inc.	930	132,013
		2,044,352
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	3,450	294,112
U.S. Concrete, Inc.(a)	2,180	74,033
		368,145
CONSUMER FINANCE (1.0%)
Encore Capital Group, Inc.(a)	3,390	108,243
Enova International, Inc.(a)	12,583	193,149
EZCORP, Inc., Class A(a)	44,690	199,317
FirstCash, Inc.	2,028	105,537
Green Dot Corp., Class A(a)	5,280	281,529
LendingTree, Inc.(a)	1,652	534,571
Navient Corp.	19,270	154,353
PRA Group, Inc.(a)	2,990	102,049
SLM Corp.	28,740	264,121
World Acceptance Corp.(a)	260	21,837
		1,964,706
CONTAINERS & PACKAGING (0.5%)
AptarGroup, Inc.	3,340	381,061
Greif, Inc., Class A	3,470	140,847
Myers Industries, Inc.	1,870	26,816
O-I Glass, Inc.	11,100	104,673
Silgan Holdings, Inc.	4,570	157,436
Sonoco Products Co.	5,410	264,495
		1,075,328
DIVERSIFIED CONSUMER SERVICES (0.7%)
Adtalem Global Education, Inc.(a)	4,890	114,621
American Public Education, Inc.(a)	1,300	36,751
Graham Holdings Co., Class B	297	112,961
Grand Canyon Education, Inc.(a)	2,860	224,138
H&R Block, Inc.	9,330	161,036
Perdoceo Education Corp.(a)	6,540	73,837
Regis Corp.(a)	3,950	21,883
Service Corp. International	10,520	487,181
Strategic Education, Inc.	1,329	110,387
WW International, Inc.(a)	2,880	60,941
		1,403,736
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Jefferies Financial Group, Inc.	18,420	359,374
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	380	$ 16,986
Cincinnati Bell, Inc.(a)	2,952	44,428
Cogent Communications Holdings, Inc.	4,360	243,288
Consolidated Communications Holdings, Inc.(a)	56,600	264,322
Iridium Communications, Inc.(a)	5,510	145,519
Vonage Holdings Corp.(a)	13,810	146,110
		860,653
ELECTRIC UTILITIES (0.5%)
ALLETE, Inc.	2,310	119,150
Hawaiian Electric Industries, Inc.	6,070	200,553
IDACORP, Inc.	2,450	214,938
OGE Energy Corp.	10,600	326,162
PNM Resources, Inc.	4,590	229,500
		1,090,303
ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands, Inc.	1,760	156,886
AZZ, Inc.	1,120	37,621
Encore Wire Corp.	560	25,878
EnerSys	2,040	146,064
Generac Holdings, Inc.(a)	7,600	1,597,140
Hubbell, Inc.	4,020	584,950
nVent Electric PLC	8,980	162,089
Powell Industries, Inc.	50	1,182
Regal Beloit Corp.	2,790	275,233
Sunrun, Inc.(a)	8,340	433,847
Vicor Corp.(a)	4,300	335,400
		3,756,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.5%)
Arlo Technologies, Inc.(a)	3,851	17,175
Arrow Electronics, Inc.(a)	5,950	463,445
Avnet, Inc.	9,420	232,391
Badger Meter, Inc.	1,490	109,277
Bel Fuse, Inc., Class B	6,900	80,799
Belden CDT, Inc.	1,880	58,054
Benchmark Electronics, Inc.	2,410	50,200
Cognex Corp.	12,300	810,570
Coherent, Inc.(a)	2,424	303,339
CTS Corp.	2,250	62,190
Daktronics, Inc.	24,320	94,848
ePlus, Inc.(a)	360	24,304
Fabrinet (a)	4,840	290,497

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
FARO Technologies, Inc.(a)	880	$ 53,011
II-VI, Inc.(a)	7,011	318,790
Insight Enterprises, Inc.(a)	1,960	104,566
Itron, Inc.(a)	4,620	313,929
Jabil Circuit, Inc.	16,190	536,537
Knowles Corp.(a)	5,710	81,368
Littelfuse, Inc.	1,195	236,538
Methode Electronics, Inc.	1,950	60,002
MTS Systems Corp.	800	19,424
National Instruments Corp.	6,495	203,164
OSI Systems, Inc.(a)	3,910	301,696
PC Connection, Inc.	480	21,864
Plexus Corp.(a)	3,960	275,378
Rogers Corp.(a)	1,760	213,347
Sanmina Corp.(a)	9,030	220,693
ScanSource, Inc.(a)	5,650	113,565
SYNNEX Corp.	3,398	447,313
Trimble Navigation Ltd.(a)	13,290	639,648
TTM Technologies, Inc.(a)	16,630	197,398
Vishay Intertechnology, Inc.	8,280	134,302
		7,089,622
ENERGY EQUIPMENT & SERVICES (0.7%)
Archrock, Inc.	20,720	122,870
Bristow Group, Inc.(a)	4,130	85,821
ChampionX Corp.(a)	6,970	60,848
Core Laboratories N.V.	2,030	29,334
DMC Global, Inc.	9,340	332,224
Dril-Quip, Inc.(a)	1,350	34,965
Exterran Corp.(a)	29,255	123,749
Geospace Technologies Corp.(a)	12,360	63,407
Helix Energy Solutions Group, Inc.(a)	30,130	74,722
Helmerich & Payne, Inc.	6,160	91,599
Matrix Service Co.(a)	7,370	56,012
Nabors Industries Ltd.	338	9,606
Oceaneering International, Inc.(a)	14,110	57,569
Oil States International, Inc.(a)	12,080	30,079
Patterson-UTI Energy, Inc.	26,360	67,482
ProPetro Holding Corp.(a)	26,400	104,280
RPC, Inc.(a)	32,300	76,874
SEACOR Holdings, Inc.(a)	470	14,396
US Silica Holdings, Inc.	23,870	64,926
		1,500,763
ENTERTAINMENT (0.2%)
Cinemark Holdings, Inc.	6,410	52,498
Glu Mobile, Inc.(a)	29,810	213,439
	Shares	Value
Marcus Corp. (The)	2,660	$ 19,498
World Wrestling Entertainment, Inc., Class A	2,750	99,990
		385,425
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.7%)
Acadia Realty Trust	5,897	55,019
Agree Realty Corp.	4,350	270,004
Alexander & Baldwin, Inc.	5,813	74,697
American Assets Trust, Inc.	2,570	53,790
American Campus Communities, Inc.	8,220	307,921
Armada Hoffler Properties, Inc.	9,190	82,802
Brixmor Property Group, Inc.	15,740	172,510
Camden Property Trust	5,140	474,114
CareTrust REIT, Inc.	5,808	99,317
Chatham Lodging Trust	2,050	15,068
Community Healthcare Trust, Inc.	7,630	353,269
Corecivic, Inc.	14,638	93,830
Coresite Realty Corp.	2,240	267,366
Corporate Office Properties Trust	5,850	131,215
Cousins Properties, Inc.	12,349	314,653
Cyrusone, Inc.	6,320	449,036
DiamondRock Hospitality Co.	15,570	76,916
Diversified Healthcare Trust	30,200	87,429
Douglas Emmett, Inc.	9,010	212,636
Easterly Government Properties, Inc.	4,400	91,960
EastGroup Properties, Inc.	3,090	411,217
EPR Properties	3,900	92,976
Essential Properties Realty Trust, Inc.	23,670	391,028
First Industrial Realty Trust, Inc.	7,330	291,807
Four Corners Property Trust, Inc.	5,927	150,190
Franklin Street Properties Corp.	3,260	13,692
Geo Group, Inc. (The)	13,904	123,189
Getty Realty Corp.	2,470	64,912
Global Net Lease, Inc.	4,270	60,762
Healthcare Realty Trust, Inc.	7,960	221,288
Hersha Hospitality Trust	8,430	41,307
Highwoods Properties, Inc.	5,760	171,475
Hudson Pacific Properties, Inc.	4,900	94,374
Independence Realty Trust, Inc.	2,480	30,132
Industrial Logistics Properties Trust	2,480	47,566
Innovative Industrial Properties, Inc.	8,140	949,368
Investors Real Estate Trust	600	40,446
iStar, Inc.	14,020	165,436
JBG Smith Properties	6,400	149,440
Kilroy Realty Corp.	4,900	230,692
Kite Realty Group Trust	7,835	81,171

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Lamar Advertising Co.	4,520	$ 280,059
Lexington Corporate Properties Trust	15,915	158,036
Life Storage, Inc.	2,600	296,790
LTC Properties, Inc.	2,300	75,923
Macerich Co. (The)	4,879	33,958
Mack-Cali Realty Corp.	5,020	55,170
Medical Properties Trust, Inc.	31,440	560,261
National Retail Properties, Inc.	9,550	305,695
National Storage Affiliates	3,830	129,799
NexPoint Residential Trust, Inc.	1,330	58,946
Office Properties Income Trust	2,397	44,129
Omega Healthcare Investors, Inc.	12,206	351,655
Park Hotels & Resorts, Inc.	20,004	198,640
Pebblebrook Hotel Trust	11,446	137,123
Physicians Realty Trust	5,000	84,300
Potlatch Corp.	4,022	167,114
PS Business Parks, Inc.	570	64,997
Rayonier, Inc.	7,010	177,914
Retail Opportunity Investments Corp.	8,910	86,694
Rexford Industrial Realty, Inc.	11,570	537,542
RPT Realty	2,440	11,932
Sabra Health Care REIT, Inc.	12,749	167,777
Safehold, Inc.	12,410	854,056
Service Properties Trust	8,860	63,881
Spirit Realty Capital, Inc.	5,070	152,353
STORE Capital Corp.	11,100	285,270
Summit Hotel Properties, Inc.	13,160	69,485
Tanger Factory Outlet Centers	6,800	42,092
Taubman Centers, Inc.	3,340	111,623
Uniti Group, Inc.	10,194	89,911
Universal Health Realty Income Trust	1,200	64,164
Urban Edge Properties	5,600	52,640
Urstadt Biddle Properties, Inc., Class A	3,470	33,000
Washington Prime Group, Inc.	34,820	20,387
Washington Real Estate	3,790	66,249
Weingarten Realty Investors	7,820	124,025
Whitestone REIT	1,040	6,198
Xenia Hotels & Resorts, Inc.	9,190	75,726
		13,601,534
FOOD & STAPLES RETAILING (0.8%)
Andersons, Inc. (The)	10,725	232,625
BJ's Wholesale Club Holdings, Inc.(a)	11,350	434,591
Chefs' Warehouse, Inc. (The)(a)	1,640	22,173
Grocery Outlet Holding Corp.(a)	4,410	194,128
PriceSmart, Inc.	1,270	87,630
SpartanNash Co.	16,584	305,311
	Shares	Value
Sprouts Farmers Market, Inc.(a)	10,190	$ 194,120
United Natural Foods, Inc.(a)	11,680	170,178
		1,640,756
FOOD PRODUCTS (1.4%)
B&G Foods, Inc.	8,190	217,526
Calavo Growers, Inc.	820	55,047
Cal-Maine Foods, Inc.(a)	1,710	65,578
Darling Ingredients, Inc.(a)	9,310	400,330
Flowers Foods, Inc.	10,913	257,329
Fresh Del Monte Produce, Inc.	6,400	137,792
Hain Celestial Group Inc. (The)(a)	4,470	137,452
Ingredion, Inc.	3,370	238,899
J & J Snack Foods Corp.	770	104,389
John B. Sanfilippo & Son, Inc.	1,380	100,409
Lancaster Colony Corp.	1,200	199,368
Pilgrim's Pride Corp.(a)	3,670	61,436
Post Holdings, Inc.(a)	3,145	270,155
Sanderson Farms, Inc.	1,910	244,423
Seneca Foods Corp., Class A(a)	4,580	168,773
Tootsie Roll Industries, Inc.	986	29,462
TreeHouse Foods, Inc.(a)	4,430	172,061
		2,860,429
GAS UTILITIES (0.6%)
Chesapeake Utilities Corp.	390	37,912
National Fuel Gas Co.	4,840	193,406
New Jersey Resources Corp.	4,940	144,149
Northwest Natural Holding Co.	870	38,663
ONE Gas, Inc.	2,140	147,746
South Jersey Industries, Inc.	5,050	97,314
Southwest Gas Corp.	2,520	165,614
Spire, Inc.	1,930	108,157
UGI Corp.	11,460	370,616
		1,303,577
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
AngioDynamics, Inc.(a)	4,660	48,184
Avanos Medical, Inc.(a)	2,730	96,506
Cantel Medical Corp.	1,977	94,580
Cardiovascular Systems, Inc.(a)	9,030	321,919
CONMED Corp.	3,590	279,912
CryoLife, Inc.(a)	2,660	44,582
Cutera, Inc.(a)	8,270	156,551
Glaukos Corp.(a)	6,870	384,170
Globus Medical, Inc., Class A(a)	4,170	217,340
Haemonetics Corp.(a)	2,670	269,910

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Heska Corp.(a)	610	$ 71,571
Hill-Rom Holdings, Inc.	3,430	312,370
ICU Medical, Inc.(a)	1,644	292,287
Inogen, Inc.(a)	750	21,908
Integer Holdings Corp.(a)	1,610	94,105
Integra LifeSciences Holdings Corp.(a)	4,010	176,841
Invacare Corp.	18,770	152,225
Lantheus Holdings, Inc.(a)	4,605	50,010
LeMaitre Vascular, Inc.	5,310	172,469
LivaNova PLC(a)	2,480	124,843
Masimo Corp.(a)	4,020	899,756
Meridian Bioscience, Inc.(a)	3,100	53,165
Merit Medical Systems, Inc.(a)	3,035	151,902
Mesa Laboratories, Inc.	290	75,809
Natus Medical, Inc.(a)	2,130	38,787
Neogen Corp.(a)	2,979	207,755
NuVasive, Inc.(a)	2,760	122,627
OraSure Technologies, Inc.(a)	3,830	57,220
Orthofix Medical, Inc.(a)	720	22,507
Penumbra, Inc.(a)	3,990	1,041,510
Quidel Corp.(a)	3,610	968,527
Surmodics, Inc.(a)	870	31,973
Tactile Systems Technology, Inc.(a)	1,120	40,970
Varex Imaging Corp.(a)	2,360	31,624
Zynex, Inc.(a)	21,070	269,907
		7,396,322
HEALTH CARE PROVIDERS & SERVICES (3.6%)
Acadia Healthcare(a)	6,520	232,438
Addus HomeCare Corp.(a)	2,970	289,783
Amedisys, Inc.(a)	2,729	706,811
AMN Healthcare Services, Inc.(a)	2,570	167,770
BioTelemetry, Inc.(a)	1,900	80,902
Chemed Corp.	1,221	584,029
CorVel Corp.(a)	2,030	185,177
Covetrus, Inc.(a)	5,620	138,758
Cross Country Healthcare, Inc.(a)	3,950	31,008
Encompass Health Corp.	5,640	345,788
Ensign Group, Inc. (The)	2,990	175,932
Fulgent Genetics, Inc.(a)	10,140	329,854
Hanger, Inc.(a)	12,960	226,411
HealthEquity, Inc.(a)	4,070	209,564
LHC Group, Inc.(a)	3,260	705,953
Magellan Health Services, Inc.(a)	2,950	213,196
Molina Healthcare, Inc.(a)	3,445	642,389
Owens & Minor, Inc.	10,445	262,378
Patterson Cos., Inc.	12,850	319,644
	Shares	Value
Pennant Group, Inc. (The)(a)	10,315	$ 429,723
Providence Service Corp. (The)(a)	750	88,162
R1 RCM, Inc.(a)	30,900	553,728
RadNet, Inc.(a)	13,170	191,097
Select Medical Holdings Corp.(a)	8,080	169,518
Tivity Health, Inc.(a)	2,553	35,104
U.S. Physical Therapy, Inc.	700	55,531
		7,370,648
HEALTH CARE TECHNOLOGY (0.6%)
Allscripts Healthcare Solutions, Inc.(a)	9,616	96,929
Computer Programs and Systems, Inc.	890	24,822
HealthStream, Inc.(a)	1,710	31,293
HMS Holdings Corp.(a)	4,900	130,438
NextGen Healthcare, Inc.(a)	4,380	59,568
Omnicell, Inc.(a)	2,370	205,123
Simulations Plus, Inc.	9,430	611,253
Tabula Rasa HealthCare, Inc.(a)	1,140	39,376
		1,198,802
HOTELS, RESTAURANTS & LEISURE (2.1%)
Choice Hotels International, Inc.	2,880	251,568
Cracker Barrel Old Country Store, Inc.	1,450	165,039
Dave & Buster's Entertainment, Inc.	2,150	36,894
DineEquity, Inc.	1,090	56,081
Dunkin' Brands Group, Inc.	8,300	827,593
El Pollo Loco Holdings, Inc.(a)	4,210	59,445
Fiesta Restaurant Group, Inc.(a)	1,990	17,194
Jack in the Box, Inc.	1,420	113,685
Marriott Vacations Worldwide Corp.	4,946	477,784
Papa John's International, Inc.	2,120	162,392
Shake Shack, Inc., Class A(a)	6,020	406,470
Six Flags Entertainment Corp.	5,530	119,559
Wendy's Co. (The)	12,810	279,898
Wingstop, Inc.	6,040	702,633
Wyndham Hotels & Resorts, Inc.	8,670	403,242
Wyndham Worldwide Corp.	6,270	204,590
		4,284,067
HOUSEHOLD DURABLES (3.0%)
Cavco Industries, Inc.(a)	1,320	227,225
Century Communities, Inc.(a)	2,350	91,274
Ethan Allen Interiors, Inc.	6,070	97,424
Helen of Troy Ltd.(a)	1,380	261,648
Installed Building Products, Inc.(a)	8,130	736,090
iRobot Corp.(a)	1,550	123,349
KB Home	5,550	178,987

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
La-Z-Boy, Inc.	2,770	$ 94,817
LGI Homes, Inc.(a)	8,060	861,453
M.D.C Holdings, Inc.	10,952	476,631
M/I Homes, Inc.(a)	1,740	71,201
Meritage Homes Corp.(a)	2,600	226,434
Taylor Morrison Home Corp.(a)	14,772	319,075
Tempur-Pedic International, Inc.(a)	4,180	372,020
Toll Brothers, Inc.	7,230	305,684
TopBuild Corp.(a)	5,930	908,535
TRI Pointe Group, Inc.(a)	19,660	323,014
Tupperware Brands Corp.(a)	11,980	380,006
Universal Electronics, Inc.(a)	3,110	115,257
		6,170,124
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	410	15,973
Central Garden & Pet Co., Class A(a)	5,230	185,090
Energizer Holdings, Inc.	3,360	132,216
WD-40 Co.	742	180,588
		513,867
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	4,390	543,789
Raven Industries, Inc.	1,930	42,306
		586,095
INSURANCE (4.5%)
Alleghany Corp.	627	342,925
Ambac Financial Group, Inc.(a)	4,210	51,699
American Equity Investment Life Holding Co.	7,960	197,567
American Financial Group, Inc.	3,310	248,051
AMERISAFE, Inc.	1,060	62,519
Assured Guaranty Ltd.	7,490	191,220
Brighthouse Financial, Inc.(a)	9,210	304,851
Brown & Brown, Inc.	17,830	775,783
CNO Financial Group, Inc.	18,200	323,050
eHealth, Inc.(a)	4,810	322,799
Employers Holdings, Inc.	1,610	51,536
First American Financial Corp.	6,040	269,324
Genworth Financial, Inc., Class A(a)	97,500	383,175
Hanover Insurance Group, Inc. (The)	1,500	143,490
HCI Group, Inc.	460	21,611
Horace Mann Educators Corp.	3,660	124,111
James River Group Holdings Ltd.	1,860	86,918
Kemper Corp.	4,102	252,929
Kinsale Capital Group, Inc.	6,320	1,184,811
Mercury General Corp.	3,310	134,750
Old Republic International Corp.	23,710	385,999
	Shares	Value
Palomar Holdings, Inc.(a)	5,040	$ 449,417
Primerica, Inc.	3,540	390,250
ProAssurance Corp.	3,130	48,296
Reinsurance Group of America, Inc.	4,020	406,100
RenaissanceRe Holdings Ltd.	4,860	785,959
RLI Corp.	2,110	182,937
Safety Insurance Group, Inc.	300	21,000
Selective Insurance Group, Inc.	3,220	167,633
Stewart Information Services Corp.	3,800	161,082
Third Point Reinsurance Ltd.(a)	18,430	143,385
Trupanion, Inc.(a)	6,080	434,963
United Fire Group, Inc.	1,030	21,156
United Insurance Holdings Corp.	10,170	44,646
Universal Insurance Holdings, Inc.	2,360	29,429
		9,145,371
INTERACTIVE MEDIA & SERVICES (0.2%)
QuinStreet, Inc.(a)	12,290	196,701
TripAdvisor, Inc.	5,520	105,487
Yelp, Inc.(a)	4,180	82,221
		384,409
INTERNET & DIRECT MARKETING RETAIL (0.5%)
Grubhub, Inc.(a)	5,080	375,717
Liquidity Services, Inc.(a)	3,880	33,096
PetMed Express, Inc.	1,280	37,862
Shutterstock, Inc.	3,890	254,601
Stamps.com, Inc.(a)	980	218,775
		920,051
IT SERVICES (2.5%)
Alliance Data Systems Corp.	2,770	142,766
CACI International, Inc., Class A(a)	2,217	462,311
Cardtronics PLC, Class A(a)	2,140	38,113
CSG Systems International, Inc.	5,410	204,931
EVERTEC, Inc.	7,690	255,923
ExlService Holdings, Inc.(a)	4,340	328,712
KBR, Inc.	15,520	345,941
LiveRamp Holdings, Inc.(a)	3,870	255,768
ManTech International Corp., Class A	4,240	275,091
MAXIMUS, Inc.	3,560	240,585
NIC, Inc.	10,510	235,634
Perficient, Inc.(a)	7,670	300,357
Perspecta, Inc.	12,440	223,049
Sabre Corp.	18,120	118,142
Science Applications International Corp.	3,074	234,761
Sykes Enterprises, Inc.(a)	2,690	92,106
TTEC Holdings, Inc.	8,150	446,457

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Unisys Corp.(a)	9,610	$ 126,276
Virtusa Corp.(a)	6,520	327,956
WEX, Inc.(a)	3,622	458,364
		5,113,243
LEISURE PRODUCTS (1.1%)
Brunswick Corp.	4,220	268,856
Callaway Golf Co.	21,670	335,669
Mattel, Inc.(a)	18,090	249,099
Polaris, Inc.	4,320	392,515
Sturm Ruger & Co., Inc.	980	65,523
Vista Outdoor, Inc.(a)	10,200	201,654
YETI Holdings, Inc.(a)	12,510	618,995
		2,132,311
LIFE SCIENCES TOOLS & SERVICES (2.2%)
Bio-Techne Corp.	3,104	783,481
Luminex Corp.	2,500	55,100
Medpace Holdings, Inc.(a)	6,560	727,766
NeoGenomics, Inc.(a)	17,860	700,648
PRA Health Sciences, Inc.(a)	5,590	544,690
Repligen Corp.(a)	7,000	1,165,990
Syneos Health, Inc.(a)	7,790	413,493
		4,391,168
MACHINERY (4.8%)
AGCO Corp.	3,350	258,050
Alamo Group, Inc.	1,940	233,440
Albany International Corp., Class A	3,110	158,423
Astec Industries, Inc.	1,290	65,532
Barnes Group, Inc.	1,900	69,730
Chart Industries, Inc.(a)	1,890	159,610
CIRCOR International, Inc.(a)	6,280	175,212
Colfax Corp.(a)	6,030	163,956
Crane Co.	1,490	75,618
Donaldson Co., Inc.	6,480	307,800
Enerpac Tool Group Corp.	3,220	57,413
EnPro Industries, Inc.	720	42,494
ESCO Technologies, Inc.	3,540	296,263
Federal Signal Corp.	13,910	398,939
Franklin Electric Co., Inc.	5,190	309,999
Graco, Inc.	9,030	558,957
Greenbrier Cos., Inc. (The)	9,420	254,152
Hillenbrand, Inc.	3,930	114,953
ITT, Inc.	4,700	284,397
John Bean Technologies Corp.	3,715	311,949
Kennametal, Inc.	4,980	154,380
Lincoln Electric Holdings, Inc.	4,170	424,589
	Shares	Value
Lindsay Corp.	370	$ 38,961
Lydall, Inc.(a)	9,100	180,089
Meritor, Inc.(a)	3,720	90,545
Middleby Corp. (The)(a)	2,810	279,707
Mueller Industries, Inc.	3,700	107,041
Nordson Corp.	3,680	711,822
Oshkosh Truck Corp.	3,280	220,941
Proto Labs, Inc.(a)	1,480	174,758
SPX Corp.(a)	5,140	217,885
SPX FLOW, Inc.(a)	5,790	245,206
Tennant Co.	2,460	146,665
Terex Corp.	6,870	169,620
Timken Co. (The)	8,090	482,973
Titan International, Inc.	62,800	172,700
Toro Co. (The)	7,200	591,120
Trinity Industries, Inc.	8,350	157,314
Wabash National Corp.	11,830	168,696
Watts Water Technologies, Inc., Class A	3,130	346,710
Woodward, Inc.	4,920	391,386
		9,769,995
MARINE (0.1%)
Kirby Corp.(a)	2,240	86,218
Matson, Inc.	2,600	135,070
		221,288
MEDIA (1.1%)
AMC Networks, Inc., Class A(a)	1,790	38,038
Cable One, Inc.	474	820,902
EW Scripps Co. (The), Class A	5,640	51,211
Gannett Co., Inc.	63,202	72,682
John Wiley & Sons, Inc., Class A	2,750	85,140
Meredith Corp.	4,900	53,900
New York Times Co. (The), Class A	7,860	311,728
Scholastic Corp.	2,820	55,723
TechTarget (a)	13,020	570,276
TEGNA, Inc.	13,450	161,803
		2,221,403
METALS & MINING (1.7%)
Allegheny Technologies, Inc.(a)	8,380	77,180
Arconic Corp.(a)	5,220	113,483
Carpenter Technology Corp.	1,220	21,326
Century Aluminum Co.(a)	21,100	138,838
Cleveland-Cliffs, Inc.	20,558	170,220
Commercial Metals Co.	12,530	258,744
Compass Minerals International, Inc.	1,770	106,873
Materion Corp.	900	46,071

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Olympic Steel, Inc.	12,850	$ 146,618
Reliance Steel & Aluminum Co.	5,340	582,006
Royal Gold, Inc.	4,910	583,357
Steel Dynamics, Inc.	11,640	366,427
SunCoke Energy, Inc.	31,620	110,354
TimkenSteel Corp.(a)	36,555	141,468
United States Steel Corp.	33,220	320,905
Warrior Met Coal, Inc.	6,180	92,700
Worthington Industries, Inc.	3,070	151,075
		3,427,645
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apollo Commercial Real Estate Finance, Inc.	13,240	115,188
Armour Residential REIT, Inc.	3,580	34,153
Capstead Mortgage Corp.	12,460	63,671
Granite Point Mortgage Trust, Inc.	11,390	76,769
Invesco Mortgage Capital, Inc.	14,479	39,093
KKR Real Estate Finance Trust, Inc.	1,220	20,386
New York Mortgage Trust, Inc.	22,570	57,328
Pennymac Mortgage Investment Trust	19,800	296,406
Ready Capital Corp.	7,140	80,253
Redwood Trust, Inc.	11,370	96,645
		879,892
MULTILINE RETAIL (0.7%)
Big Lots, Inc.	7,790	370,804
Kohl's Corp.	14,760	314,240
Macy's, Inc.	54,340	337,451
Nordstrom, Inc.	10,800	130,680
Ollie's Bargain Outlet Holdings, Inc.(a)	3,150	274,334
		1,427,509
MULTI-UTILITIES (0.3%)
Avista Corp.	3,820	126,900
Black Hills Corp.	3,170	179,612
MDU Resources Group, Inc.	11,290	268,251
NorthWestern Corp.	2,150	112,080
		686,843
OIL, GAS & CONSUMABLE FUELS (2.0%)
Antero Midstream Corp.	29,020	166,285
Bonanza Creek Energy, Inc.(a)	6,200	109,802
Callon Petroleum Co.(a)	4,185	21,888
Cimarex Energy Co.	4,830	122,537
CNX Resources Corp.(a)	33,480	324,756
CONSOL Energy, Inc.(a)	21,817	82,686
Dorian LPG Ltd.(a)	1,410	11,562
EQT Corp.	23,940	362,452
	Shares	Value
Equitrans Midstream Corp.	18,840	$ 136,778
Green Plains Renewable Energy, Inc.(a)	15,490	233,899
Gulfport Energy Corp.(a)	138,450	35,443
Laredo Petroleum, Inc.(a)	3,037	24,417
Matador Resources Co.(a)	27,970	197,748
Murphy Oil Corp.	9,630	74,344
Par Pacific Holdings, Inc.(a)	19,470	125,387
PBF Energy, Inc., Class A	15,620	72,945
PDC Energy, Inc.(a)	5,618	66,967
Penn Virginia Corp.(a)	13,530	103,910
QEP Resources, Inc.	46,380	41,742
Range Resources Corp.	30,110	198,124
Renewable Energy Group, Inc.(a)	9,440	532,416
REX American Resources Corp.(a)	150	10,904
SM Energy Co.	34,730	55,915
Southwestern Energy Co.(a)	157,360	420,151
Talos Energy, Inc.(a)	20,300	133,574
World Fuel Services Corp.	7,070	148,824
WPX Energy, Inc.(a)	45,320	208,925
		4,024,381
PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Co.	5,100	195,738
Clearwater Paper Corp.(a)	3,740	138,941
Domtar Corp.	8,030	191,756
Glatfelter Corp.	4,190	59,791
Louisiana-Pacific Corp.	7,130	203,776
Mercer International, Inc.	4,330	27,236
		817,238
PERSONAL PRODUCTS (0.3%)
Edgewell Personal Care Co.(a)	3,030	79,447
Inter Parfums, Inc.	2,050	84,173
Medifast, Inc.	1,900	266,931
Nu Skin Enterprises, Inc., Class A	3,030	149,530
USANA Health Sciences, Inc.(a)	580	43,877
		623,958
PHARMACEUTICALS (0.9%)
AMAG Pharmaceuticals, Inc.(a)	2,480	34,026
Amphastar Pharmaceuticals, Inc.(a)	3,210	62,884
ANI Pharmaceuticals, Inc.(a)	4,620	117,764
Corcept Therapeutics, Inc.(a)	24,660	413,795
ENDO International PLC(a)	15,320	70,012
Innoviva, Inc.(a)	20,110	217,389
Jazz Pharmaceuticals PLC(a)	3,070	442,387
Lannett Co., Inc.(a)	14,020	90,149
Nektar Therapeutics(a)	9,540	151,113

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Pacira BioSciences, Inc.(a)	2,640	$ 138,072
Phibro Animal Health Corp., Class A	1,400	23,016
Prestige Consumer Healthcare, Inc.(a)	3,020	99,750
Supernus Pharmaceuticals, Inc.(a)	3,500	64,260
		1,924,617
PROFESSIONAL SERVICES (1.1%)
ASGN, Inc.(a)	2,860	190,705
CoreLogic, Inc.	4,590	353,109
Exponent, Inc.	5,220	363,260
Forrester Research, Inc.(a)	620	22,903
FTI Consulting, Inc.(a)	4,520	445,039
Heidrick & Struggles International, Inc.	1,020	23,307
Insperity, Inc.	1,810	138,610
Kelly Services, Inc., Class A	12,630	219,509
Korn Ferry	3,590	108,382
Manpower, Inc.	4,320	293,198
Resources Connection, Inc.	3,160	33,938
TrueBlue, Inc.(a)	7,990	124,005
		2,315,965
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Jones Lang LaSalle, Inc.	2,348	264,995
Marcus & Millichap, Inc.(a)	1,590	49,656
RE/MAX Holdings, Inc., Class A	1,160	37,514
Realogy Holdings Corp.(a)	24,480	273,197
St Joe Co. (The)(a)	8,740	236,330
		861,692
ROAD & RAIL (1.2%)
ArcBest Corp.	8,310	253,621
Avis Budget Group, Inc.(a)	6,090	205,050
Heartland Express, Inc.	2,983	54,619
Knight-Swift Transportation Holdings, Inc.	13,420	509,826
Landstar System, Inc.	2,200	274,340
Marten Transport Ltd.	4,059	62,285
Ryder System, Inc.	6,160	303,442
Saia, Inc.(a)	4,950	730,917
Werner Enterprises, Inc.	2,690	102,274
		2,496,374
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.6%)
Advanced Energy Industries, Inc.(a)	5,830	393,350
Axcelis Technologies, Inc.(a)	2,280	50,320
Brooks Automation, Inc.	14,860	693,962
CEVA, Inc.(a)	1,400	56,448
Cirrus Logic, Inc.(a)	2,930	201,789
CMC Materials, Inc.	3,910	555,963
	Shares	Value
Cohu, Inc.	2,970	$ 64,538
Cree, Inc.(a)	5,860	372,696
Diodes, Inc.(a)	7,010	405,388
DSP Group, Inc.(a)	1,130	14,882
Enphase Energy, Inc.(a)	6,650	652,298
First Solar, Inc.(a)	4,530	394,314
FormFactor, Inc.(a)	16,050	455,017
Ichor Holdings Ltd.(a)	10,960	254,930
Kulicke & Soffa Industries, Inc.	3,550	92,797
MaxLinear, Inc.(a)	3,850	101,794
MKS Instruments, Inc.	6,160	667,682
Monolithic Power Systems, Inc.	3,610	1,153,756
Onto Innovation, Inc.(a)	2,739	87,840
PDF Solutions, Inc.(a)	1,280	23,987
Photronics, Inc.(a)	10,050	97,988
Power Integrations, Inc.	6,410	385,946
Rambus, Inc.(a)	8,140	112,251
Semtech Corp.(a)	3,740	205,289
Silicon Laboratories, Inc.(a)	2,200	225,412
SMART Global Holdings, Inc.(a)	700	18,473
SolarEdge Technologies, Inc.(a)	7,780	2,004,828
Synaptics, Inc.(a)	1,890	144,906
Ultra Clean Holdings, Inc.(a)	21,700	461,993
Universal Display Corp.	4,510	894,378
Veeco Instruments, Inc.(a)	3,679	46,834
		11,292,049
SOFTWARE (3.9%)
8x8, Inc.(a)	10,870	187,834
ACI Worldwide, Inc.(a)	9,060	264,280
Agilysys, Inc.(a)	9,210	249,407
Alarm.com Holdings, Inc.(a)	7,180	418,809
Blackbaud, Inc.	2,690	132,725
Bottomline Technologies DE, Inc.(a)	2,240	88,973
CDK Global, Inc.	6,990	301,269
Ceridian HCM Holding, Inc.(a)	7,170	618,197
CommVault Systems, Inc.(a)	2,410	95,412
Ebix, Inc.	1,440	26,006
Fair Isaac Corp.(a)	2,358	923,039
J2 Global, Inc.(a)	5,070	344,152
LivePerson, Inc.(a)	8,290	443,183
Manhattan Associates, Inc.(a)	5,470	467,685
MicroStrategy, Inc., Class A(a)	459	76,685
OneSpan, Inc.(a)	1,780	39,035
Paylocity Holding Corp.(a)	5,850	1,085,292
Progress Software Corp.	4,370	158,937
PTC, Inc.(a)	5,890	494,053

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Qualys, Inc.(a)	3,990	$ 350,522
Sailpoint Technologies Holdings, Inc.(a)	5,450	226,230
SPS Commerce, Inc.(a)	6,890	589,715
Teradata Corp.(a)	6,700	123,079
Xperi Holding Corp.	18,739	232,364
		7,936,883
SPECIALTY RETAIL (4.8%)
Aaron's Holdings Co., Inc.	3,750	195,975
Abercrombie & Fitch Co., Class A	14,810	210,598
American Eagle Outfitters, Inc.	15,060	206,473
America's Car-Mart, Inc.(a)	340	29,417
Asbury Automotive Group, Inc.(a)	1,080	111,218
AutoNation, Inc.(a)	6,580	373,283
Barnes & Noble Education, Inc.(a)	53,850	123,855
Bed Bath & Beyond, Inc.	13,530	267,894
Boot Barn Holdings, Inc.(a)	7,730	247,515
Buckle, Inc. (The)	2,025	48,519
Caleres, Inc.	9,735	74,765
Cato Corp., Class A (The)	8,160	49,939
Chico's FAS, Inc.	74,800	80,036
Children's Place Retail Stores, Inc. (The)	750	18,952
Conn's, Inc.(a)	11,900	111,503
Designer Brands, Inc., Class A	17,530	75,905
Dick's Sporting Goods, Inc.	5,590	316,673
Five Below, Inc.(a)	5,430	724,036
Foot Locker, Inc.	7,620	281,026
GameStop Corp., Class A(a)	14,550	152,338
Genesco, Inc.(a)	4,500	79,740
Group 1 Automotive, Inc.	2,210	234,437
Guess?, Inc.	3,860	45,471
Haverty Furniture Cos., Inc.	5,160	129,103
Hibbett Sports, Inc.(a)	1,210	45,750
Lithia Motors, Inc., Class A	3,960	909,097
Lumber Liquidators Holdings, Inc.(a)	7,330	162,140
MarineMax, Inc.(a)	13,400	401,732
Michaels Cos., Inc. (The)(a)	16,260	131,869
Monro Muffler Brake, Inc.	1,615	67,927
ODP Corp. (The)	11,978	233,571
Rent-A-Center, Inc.	19,800	611,820
RH (a)	2,990	1,002,338
Sally Beauty Holdings, Inc.(a)	7,810	65,370
Shoe Carnival, Inc.	2,430	75,281
Signet Jewelers Ltd.	8,880	197,846
Sleep Number Corp.(a)	9,780	619,661
Sonic Automotive, Inc., Class A	6,050	218,163
Urban Outfitters, Inc.(a)	6,610	147,667
	Shares	Value
Williams-Sonoma, Inc.	4,360	$ 397,676
Zumiez, Inc.(a)	8,600	240,800
		9,717,379
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.2%)
3D Systems Corp.(a)	19,670	111,922
Diebold, Inc.(a)	28,130	175,250
NCR Corp.(a)	7,520	152,807
		439,979
TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Capri Holdings Ltd.(a)	10,050	213,261
Carter's, Inc.	2,180	177,561
Columbia Sportswear Co.	1,710	127,549
Crocs, Inc.(a)	7,240	378,869
Deckers Outdoor Corp.(a)	2,370	600,487
Fossil Group, Inc.(a)	33,260	189,915
G-III Apparel Group Ltd.(a)	6,390	86,137
Kontoor Brands, Inc.	2,560	84,224
Movado Group, Inc.	7,550	82,370
Oxford Industries, Inc.	350	14,410
Skechers USA, Inc., Class A(a)	13,160	417,304
Steven Madden Ltd.	7,935	190,519
Unifi, Inc.(a)	3,840	57,562
Vera Bradley, Inc.(a)	7,700	48,818
Wolverine World Wide, Inc.	5,360	142,951
		2,811,937
THRIFTS & MORTGAGE FINANCE (1.3%)
Axos Financial, Inc.(a)	3,480	94,865
Essent Group Ltd.	17,480	696,578
Flagstar Bancorp, Inc.	1,540	45,199
HomeStreet, Inc.	1,570	48,780
Meta Financial Group, Inc.	12,090	354,721
Mr. Cooper Group, Inc.(a)	4,070	85,796
New York Community Bancorp, Inc.	27,620	229,522
NMI Holdings, Inc., Class A(a)	19,160	411,749
Northfield Bancorp, Inc.	4,990	50,698
Northwest Bancshares, Inc.	3,460	36,918
Provident Financial Services, Inc.	3,730	50,616
TrustCo Bank Corp. NY	4,000	21,980
Walker & Dunlop, Inc.	6,540	411,235
Washington Federal, Inc.	3,590	76,431
		2,615,088
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	1,780	108,669
DXP Enterprises, Inc.(a)	1,970	30,811

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Foundation Building Materials, Inc.(a)	650	$ 9,464
GATX Corp.	1,570	107,200
GMS, Inc.(a)	2,580	58,308
MSC Industrial Direct Co., Inc., Class A	2,210	153,949
NOW, Inc.(a)	31,890	129,792
Univar Solutions, Inc.(a)	11,350	188,296
Veritiv Corp.(a)	9,020	129,888
Watsco, Inc.	1,880	421,383
		1,337,760
WATER UTILITIES (0.4%)
American States Water Co.	1,950	145,646
California Water Service Group	2,710	120,785
Essential Utilities, Inc.	10,912	449,574
		716,005
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Shenandoah Telecommunications Co.	2,630	114,721
Spok Holdings, Inc.	8,180	74,274
Telephone and Data Systems, Inc.	12,770	217,090
		406,085
TOTAL COMMON STOCKS (COST $194,438,281)		200,999,155
RIGHT (0.0%)
BIOTECHNOLOGY (0.0%)
Progenics Pharmaceuticals, Inc.(a)(b)	7,180	—
TOTAL RIGHT (COST $—)		—
	Shares	Value
MONEY MARKET FUND (0.8%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(c)	1,652,669	$ 1,652,669
TOTAL MONEY MARKET FUND (COST $1,652,669)		1,652,669
TOTAL INVESTMENTS (COST $196,090,950) 100.1%		202,651,824
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(267,668)
NET ASSETS 100.0%		$ 202,384,156
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of October 31, 2020 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2020 (Unaudited)

	Steward Covered Call Income Fund	Steward Global Equity Income Fund	Steward International Enhanced Index Fund
Assets:
Investments, at value (cost $32,421,923, $261,136,289 and $155,387,417, respectively)	$ 30,404,410	$ 281,414,263	$ 142,345,103
Interest and dividend receivable	46,296	635,468	246,620
Receivable for investments sold	45,512	—	—
Receivable for capital shares issued	6,741	68,356	21,022
Reclaims receivable	—	92,803	102,973
Prepaid expenses and other assets	56,421	15,653	22,635
Total assets	30,559,380	282,226,543	142,738,353
Liabilities:
Payable for investments purchased	36,972	—	—
Payable for capital shares redeemed	44,472	611,123	104,864
Written options at fair value (premiums received $608,364, $0 and $0, respectively)	552,492	—	—
Accrued expenses and other payables:
Investment advisory fees	16,391	155,375	46,200
Administration fees	1,967	18,645	9,493
Distribution fees - Class A	18	21,973	7,081
Distribution fees - Class C	4,022	23,233	—
Sub-accounting service fees - Class A	—	21,407	17,304
Sub-accounting service fees - Class C	99	—	—
Sub-accounting service fees - Institutional Class	—	9,927	—
Fund accounting and sub-administration fees	37,578	109,442	52,128
Transfer agent fees	4,406	4,406	4,406
Custodian fees	10,245	34,353	11,435
Directors fees	1,325	13,969	5,872
Printing fees	1,620	11,472	7,258
Professional fees	1,686	18,551	7,457
Other accrued liabilities	6,565	7,026	6,578
Total liabilities	719,858	1,060,902	280,076
Net Assets	$ 29,839,522	$ 281,165,641	$ 142,458,277
Composition of Net Assets:
Capital (par value and paid-in surplus)	31,308,548	263,301,246	152,452,201
Total distributable earnings/(accumulated deficit)	(1,469,026)	17,864,395	(9,993,924)
Net Assets	$ 29,839,522	$ 281,165,641	$ 142,458,277
Class A
Net Assets	$ 8,587	$ 39,264,354	$ 8,179,667
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	912	1,343,513	423,005
Net asset value, offering and redemption price per share	$ 9.41	$ 29.23	$ 19.34
Class C
Net Assets	$ 231,743	$ 4,053,773	$ 9
Shares authorized	15,000,000	15,000,000	15,000,000
Shares issued and outstanding ($0.001 par value)	24,531	132,487	1
Net asset value, offering and redemption price per share(a)	$ 9.45	$ 30.60	$ 16.22
Class R6
Net Assets	$ 11	$ 156,381	$ 537,609
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1	5,649	32,740
Net asset value, offering and redemption price per share(a)	$ 9.37	$ 27.68	$ 16.42
Institutional Class
Net Assets	$ 29,599,181	$ 237,691,133	$ 133,740,992
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	3,135,626	8,101,348	6,884,159
Net asset value, offering and redemption price per share	$ 9.44	$ 29.34	$ 19.43
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2020 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Select Bond Fund	Steward Small-Mid Cap Enhanced Index Fund
Assets:
Investments, at value (cost $336,568,046, $154,782,385 and $196,090,950, respectively)	$ 401,617,083	$ 162,212,258	$ 202,651,824
Cash	—	—	4,566
Interest and dividend receivable	358,684	1,300,103	74,915
Receivable for capital shares issued	58,884	849,333	54,542
Prepaid expenses and other assets	34,138	20,263	22,748
Total assets	402,068,789	164,381,957	202,808,595
Liabilities:
Payable for capital shares redeemed	1,140,964	145,635	189,803
Accrued expenses and other payables:
Investment advisory fees	77,484	43,255	38,923
Administration fees	32,317	10,299	13,578
Distribution fees - Class A	15,136	1,953	23,188
Sub-accounting service fees - Class A	16,639	4,390	10,834
Sub-accounting service fees - Institutional Class	4,803	—	1,919
Fund accounting and sub-administration fees	136,431	53,249	75,679
Transfer agent fees	4,406	4,406	4,406
Custodian fees	37,874	12,897	33,872
Directors fees	18,590	7,964	8,433
Printing fees	21,164	9,237	6,792
Professional fees	7,900	10,694	10,529
Other accrued liabilities	24,943	12,768	6,483
Total liabilities	1,538,651	316,747	424,439
Net Assets	$ 400,530,138	$ 164,065,210	$ 202,384,156
Composition of Net Assets:
Capital (par value and paid-in surplus)	304,350,749	158,802,847	193,295,968
Total distributable earnings	96,179,389	5,262,363	9,088,188
Net Assets	$ 400,530,138	$ 164,065,210	$ 202,384,156
Class A
Net Assets	$ 23,540,133	$ 4,137,135	$ 46,418,123
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	531,799	162,299	3,755,077
Net asset value, offering and redemption price per share(a)	$ 44.27	$ 25.49	$ 12.36
Class C
Net Assets	$ 11	$ 10	$ 9
Shares authorized	15,000,000	15,000,000	15,000,000
Shares issued and outstanding ($0.001 par value)	1	1	1
Net asset value, offering and redemption price per share(a)	$ 40.44	$ 28.90	$ 11.49
Class R6
Net Assets	$ 55,416,375	$ 11	$ 54,252
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1,373,391	1	4,686
Net asset value, offering and redemption price per share(a)	$ 40.35	$ 28.71	$ 11.58
Institutional Class
Net Assets	$ 321,573,619	$ 159,928,054	$ 155,911,772
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	7,275,314	6,298,177	12,367,712
Net asset value, offering and redemption price per share(a)	$ 44.20	$ 25.39	$ 12.61
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2020 (Unaudited)

	Steward Covered Call Income Fund	Steward Global Equity Income Fund	Steward International Enhanced Index Fund
Investment Income:
Dividends (net of foreign witholding tax of $0, $268,988 and $242,121, respectively)	$ 291,284	$ 4,705,371	$ 1,949,016
Interest	182	564	459
Total investment income	291,466	4,705,935	1,949,475
Expenses:
Investment advisory fees	93,344	892,953	261,934
Administration fees	11,201	107,155	53,823
Distribution fees - Class A	11	57,635	18,369
Distribution fees - Class C	1,506	18,831	—
Sub-accounting services fees - Class A	2	44,892	23,738
Sub-accounting services fees - Class C	260	727	—
Sub-accounting services fees - Institutional Class	2,142	67,383	31,137
Fund accounting and sub-administration fees	32,244	89,832	42,890
Transfer agent fees	3,781	3,781	3,781
Custodian fees	13,187	28,794	10,102
Registration fees	30,220	40,800	33,648
Directors fees	2,666	25,734	12,236
Professional fees	5,822	56,183	26,715
Printing fees	959	9,259	4,403
Miscellaneous fees	8,240	21,697	8,754
Total expenses before contractual fee reductions	205,585	1,465,656	531,530
Fees contractually waived/reimbursed by the Adviser	(105,502)	—	—
Net expenses	100,083	1,465,656	531,530
Net investment income	191,383	3,240,279	1,417,945
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions and foreign currency translation	(754,789)	(6,614,307)	2,616,630
Net realized gains on options transactions	1,588,521	—	—
Change in unrealized appreciation on investment transactions and foreign currency transactions	1,014,107	35,296,371	9,881,228
Change in unrealized appreciation on options transactions	626,303	—	—
Net realized and unrealized gains from investment transactions, foreign currency translations and options transactions	2,474,142	28,682,064	12,497,858
Change in net assets resulting from operations	$ 2,665,525	$ 31,922,343	$ 13,915,803
Amounts designated as "—" are $0 or have been rounded to $0.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2020 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Select Bond Fund	Steward Small-Mid Cap Enhanced Index Fund
Investment Income:
Dividends (net of foreign witholding tax of $0, $0 and $873, respectively)	$ 3,742,629	$ 45,490	$ 1,380,335
Interest	828	1,854,150	591
Total investment income	3,743,457	1,899,640	1,380,926
Expenses:
Investment advisory fees	453,080	247,672	225,297
Administration fees	158,053	58,970	78,593
Distribution fees - Class A	36,223	7,699	63,108
Sub-accounting services fees - Class A	29,048	6,666	21,488
Sub-accounting services fees - Institutional Class	79,972	40,119	37,409
Fund accounting and sub-administration fees	112,336	45,794	61,279
Transfer agent fees	3,781	3,781	3,781
Custodian fees	31,819	11,434	26,739
Registration fees	35,926	31,065	32,559
Directors fees	37,505	15,254	17,257
Professional fees	81,882	33,300	37,676
Printing fees	13,495	5,489	6,208
Miscellaneous fees	35,607	15,465	14,126
Total expenses before contractual fee reductions	1,108,727	522,708	625,520
Net investment income	2,634,730	1,376,932	755,406
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions and foreign currency translation	360,764	(69,500)	(5,191,549)
Change in unrealized appreciation on investment transactions and foreign currency transactions	49,510,406	857,147	37,896,675
Net realized and unrealized gains from investment transactions, foreign currency translations and options transactions	49,871,170	787,647	32,705,126
Change in net assets resulting from operations	$ 52,505,900	$ 2,164,579	$ 33,460,532
Amounts designated as "—" are $0 or have been rounded to $0.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
STEWARD COVERED CALL INCOME FUND

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Change in net assets resulting from operations:
Net investment income	$ 191,383	$ 320,358
Net realized gain from investment transactions, foreign currency transactions and option transactions	833,732	1,643,943
Net change in unrealized appreciation/(depreciation) on investment transactions, foreign currency transactions and option transactions	1,640,410	(3,721,825)
Change in net assets resulting from operations	2,665,525	(1,757,524)
Distributions to shareholders from:
Class A	(43)	(1,939)
Class C	(1,385)	(19,972)
Class R6	—	—
Institutional Class	(141,768)	(2,022,168)
Total distributions to shareholders	(143,196)	(2,044,079)
Capital Transactions:
Class A
Proceeds from shares issued	381	33,908
Dividends reinvested	43	1,939
Cost of shares redeemed	(1,184)	(56,261)
Change in Class A from capital transactions	(760)	(20,414)
Class C
Proceeds from shares issued	15	325,900
Dividends reinvested	1,278	18,253
Cost of shares redeemed	(98,596)	(84,821)
Change in Class C from capital transactions	(97,303)	259,332
Class R6
Dividends reinvested	—	1
Change in Class R6 from capital transactions	—	1
Institutional Class
Proceeds from shares issued	2,447,796	5,385,631
Dividends reinvested	141,639	2,020,396
Cost of shares redeemed	(2,824,272)	(5,108,648)
Change in Institutional Class from capital transactions	(234,837)	2,297,379
Change in net assets from capital transactions	(332,900)	2,536,298
Change in net assets	2,189,429	(1,265,305)
Net Assets:
Beginning of year	27,650,093	28,915,398
End of year	$ 29,839,522	$ 27,650,093
Shares Transactions:
Class A
Issued	40	3,432
Reinvested	5	198
Redeemed	(129)	(5,783)
Change in Class A	(84)	(2,153)
Class C
Issued	—	34,200
Reinvested	139	1,849
Redeemed	(10,227)	(9,448)
Change in Class C	(10,088)	26,601
Class R6
Reinvested	—	—
Change in Class R6	—	—
Institutional Class
Issued	259,203	575,018
Reinvested	15,340	207,173
Redeemed	(299,050)	(575,105)
Change in Institutional Class	(24,507)	207,086
Amounts designated as "—" are $0 or have been rounded to $0.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Change in net assets resulting from operations:
Net investment income	$ 3,240,279	$ 6,745,226
Net realized gain/(loss) from investment transactions and foreign currency transactions	(6,614,307)	17,550,945
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	35,296,371	(54,202,823)
Change in net assets resulting from operations	31,922,343	(29,906,652)
Distributions to shareholders from:
Class A	(447,170)	(4,795,394)
Class C	(26,961)	(186,792)
Class R6	(1,747)	(91,595)
Institutional Class	(2,533,156)	(20,487,257)
Total distributions to shareholders	(3,009,034)	(25,561,038)
Capital Transactions:
Class A
Proceeds from shares issued	5,571,929	16,615,465
Dividends reinvested	440,422	4,754,759
Cost of shares redeemed	(23,887,554)	(31,449,628)
Change in Class A from capital transactions	(17,875,203)	(10,079,404)
Class C
Proceeds from shares issued	1,463,147	2,276,695
Dividends reinvested	26,920	185,723
Cost of shares redeemed	(187,829)	(37,614)
Change in Class C from capital transactions	1,302,238	2,424,804
Class R6
Proceeds from shares issued	34,903	230,539
Dividends reinvested	1,747	91,596
Cost of shares redeemed	(15,528)	(101,765)
Change in Class R6 from capital transactions	21,122	220,370
Institutional Class
Proceeds from shares issued	30,779,509	79,424,757
Dividends reinvested	2,423,042	20,192,212
Cost of shares redeemed	(34,150,881)	(82,721,805)
Change in Institutional Class from capital transactions	(948,330)	16,895,164
Change in net assets from capital transactions	(17,500,173)	9,460,934
Change in net assets	11,413,136	(46,006,756)
Net Assets:
Beginning of year	269,752,505	315,759,261
End of year	$ 281,165,641	$ 269,752,505
Shares Transactions:
Class A
Issued	195,312	558,561
Reinvested	15,664	150,184
Redeemed	(849,889)	(1,033,659)
Change in Class A	(638,913)	(324,914)
Class C(a)
Issued	51,443	75,582
Reinvested	917	5,293
Redeemed	(6,275)	(1,438)
Change in Class C	46,085	79,437
Class R6(a)
Issued	1,317	5,084
Reinvested	65	3,026
Redeemed	(559)	(3,408)
Change in Class R6	823	4,702
Institutional Class
Issued	1,093,228	2,603,869
Reinvested	85,552	637,836
Redeemed	(1,192,330)	(2,854,580)
Change in Institutional Class	(13,550)	387,125
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective March 9, 2020, the share class had a one-for-ten reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-ten stock split.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Change in net assets resulting from operations:
Net investment income	$ 1,417,945	$ 3,557,658
Net realized gain from investment transactions and foreign currency transactions	2,616,630	1,404,630
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	9,881,228	(30,912,113)
Change in net assets resulting from operations	13,915,803	(25,949,825)
Distributions to shareholders from:
Class A	(133,648)	(734,117)
Class C	—	(1)
Class R6	(5,912)	(13,125)
Institutional Class	(1,124,387)	(2,929,713)
Total distributions to shareholders	(1,263,947)	(3,676,956)
Capital Transactions:
Class A
Proceeds from shares issued	443,149	11,574,206
Dividends reinvested	127,165	707,467
Cost of shares redeemed	(22,400,782)	(7,815,192)
Change in Class A from capital transactions	(21,830,468)	4,466,481
Class C
Dividends reinvested	—	1
Change in Class C from capital transactions	—	1
Class R6
Proceeds from shares issued	79,969	760,083
Dividends reinvested	5,913	13,125
Cost of shares redeemed	(71,779)	(208,727)
Change in Class R6 from capital transactions	14,103	564,481
Institutional Class
Proceeds from shares issued	33,456,791	19,490,166
Dividends reinvested	1,096,538	2,817,398
Cost of shares redeemed	(9,864,249)	(17,205,803)
Change in Institutional Class from capital transactions	24,689,080	5,101,761
Change in net assets from capital transactions	2,872,715	10,132,724
Change in net assets	15,524,571	(19,494,057)
Net Assets:
Beginning of year	126,933,706	146,427,763
End of year	$ 142,458,277	$ 126,933,706
Shares Transactions:
Class A
Issued	23,009	584,792
Reinvested	6,688	34,399
Redeemed	(1,199,114)	(377,922)
Change in Class A	(1,169,417)	241,269
Class C(a)
Reinvested	—	—
Change in Class C	—	—
Class R6(a)
Issued	4,919	42,055
Reinvested	358	740
Redeemed	(4,307)	(11,026)
Change in Class R6	970	31,769
Institutional Class
Issued	1,748,751	987,104
Reinvested	56,114	137,147
Redeemed	(496,541)	(833,061)
Change in Institutional Class	1,308,324	291,190
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Change in net assets resulting from operations:
Net investment income	$ 2,634,730	$ 6,295,788
Net realized gain from investment transactions and foreign currency transactions	360,764	33,725,621
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	49,510,406	(67,409,526)
Change in net assets resulting from operations	52,505,900	(27,388,117)
Distributions to shareholders from:
Class A	(154,589)	(1,052,587)
Class C	—	(1)
Class R6	(410,143)	(5,899,887)
Institutional Class	(2,197,288)	(8,704,134)
Total distributions to shareholders	(2,762,020)	(15,656,609)
Capital Transactions:
Class A
Proceeds from shares issued	2,739,206	12,510,600
Dividends reinvested	146,632	1,028,668
Cost of shares redeemed	(21,986,634)	(12,300,328)
Change in Class A from capital transactions	(19,100,796)	1,238,940
Class C
Dividends reinvested	—	1
Change in Class C from capital transactions	—	1
Class R6
Proceeds from shares issued	5,357,280	6,898,246
Dividends reinvested	410,143	5,899,887
Cost of shares redeemed	(6,290,980)	(9,642,114)
Change in Class R6 from capital transactions	(523,557)	3,156,019
Institutional Class
Proceeds from shares issued	40,599,628	98,165,158
Dividends reinvested	2,145,731	8,542,479
Cost of shares redeemed	(67,946,478)	(98,173,843)
Change in Institutional Class from capital transactions	(25,201,119)	8,533,794
Change in net assets from capital transactions	(44,825,472)	12,928,754
Change in net assets	4,918,408	(30,115,972)
Net Assets:
Beginning of year	395,611,730	425,727,702
End of year	$ 400,530,138	$ 395,611,730
Shares Transactions:
Class A
Issued	64,193	302,130
Reinvested	3,449	23,828
Redeemed	(530,450)	(287,882)
Change in Class A	(462,808)	38,076
Class C(a)
Reinvested	—	—
Change in Class C	—	—
Class R6(a)
Issued	135,511	177,444
Reinvested	10,472	142,182
Redeemed	(158,016)	(243,028)
Change in Class R6	(12,033)	76,598
Institutional Class
Issued	966,685	2,354,753
Reinvested	50,070	200,128
Redeemed	(1,564,028)	(2,341,086)
Change in Institutional Class	(547,273)	213,795
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Effective March 9, 2020, the share class had a one-for-five reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-five stock split.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Change in net assets resulting from operations:
Net investment income	$ 1,376,932	$ 3,546,998
Net realized loss from investment transactions and foreign currency transactions	(69,500)	(58,674)
Net change in unrealized appreciation on investments and foreign currency transactions	857,147	6,507,196
Change in net assets resulting from operations	2,164,579	9,995,520
Distributions to shareholders from:
Class A	(47,358)	(190,989)
Class C	—	—
Class R6	—	(1)
Institutional Class	(1,466,995)	(3,359,056)
Total distributions to shareholders	(1,514,353)	(3,550,046)
Capital Transactions:
Class A
Proceeds from shares issued	1,295,546	1,113,569
Dividends reinvested	47,293	189,375
Cost of shares redeemed	(6,450,408)	(2,560,718)
Change in Class A from capital transactions	(5,107,569)	(1,257,774)
Class C
Dividends reinvested	—	—
Change in Class C from capital transactions	—	—
Class R6
Dividends reinvested	—	1
Change in Class R6 from capital transactions	—	1
Institutional Class
Proceeds from shares issued	25,528,554	22,675,458
Dividends reinvested	1,466,995	3,359,056
Cost of shares redeemed	(10,127,666)	(42,038,444)
Change in Institutional Class from capital transactions	16,867,883	(16,003,930)
Change in net assets from capital transactions	11,760,314	(17,261,703)
Change in net assets	12,410,540	(10,816,229)
Net Assets:
Beginning of year	151,654,670	162,470,899
End of year	$ 164,065,210	$ 151,654,670
Shares Transactions:
Class A
Issued	50,474	44,481
Reinvested	1,849	7,664
Redeemed	(253,773)	(103,579)
Change in Class A	(201,450)	(51,434)
Class C(a)
Reinvested	—	—
Change in Class C	—	—
Class R6(a)
Reinvested	—	—
Change in Class R6	—	—
Institutional Class
Issued	1,002,651	914,921
Reinvested	57,577	136,646
Redeemed	(396,275)	(1,699,013)
Change in Institutional Class	663,953	(647,446)
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Effective March 9, 2020, the share class had a one-for-three reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-three stock split.
See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Change in net assets resulting from operations:
Net investment income	$ 755,406	$ 1,643,705
Net realized gain/(loss) from investment transactions and foreign currency transactions	(5,191,549)	7,987,142
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	37,896,675	(52,917,504)
Change in net assets resulting from operations	33,460,532	(43,286,657)
Distributions to shareholders from:
Class A	(93,462)	(2,608,082)
Class C	—	(1)
Class R6	(171)	(6,229)
Institutional Class	(453,707)	(6,470,384)
Total distributions to shareholders	(547,340)	(9,084,696)
Capital Transactions:
Class A
Proceeds from shares issued	3,664,556	9,903,543
Dividends reinvested	89,364	2,495,589
Cost of shares redeemed	(16,010,106)	(17,452,015)
Change in Class A from capital transactions	(12,256,186)	(5,052,883)
Class C
Dividends reinvested	—	1
Change in Class C from capital transactions	—	1
Class R6
Proceeds from shares issued	7,332	95,565
Dividends reinvested	171	6,229
Cost of shares redeemed	(7,369)	(46,608)
Change in Class R6 from capital transactions	134	55,186
Institutional Class
Proceeds from shares issued	16,869,424	49,668,229
Dividends reinvested	406,176	6,217,171
Cost of shares redeemed	(27,033,191)	(32,329,095)
Change in Institutional Class from capital transactions	(9,757,591)	23,556,305
Change in net assets from capital transactions	(22,013,643)	18,558,609
Change in net assets	10,899,549	(33,812,744)
Net Assets:
Beginning of year	191,484,607	225,297,351
End of year	$ 202,384,156	$ 191,484,607
Shares Transactions:
Class A
Issued	315,148	816,205
Reinvested	7,567	187,150
Redeemed	(1,373,341)	(1,343,613)
Change in Class A	(1,050,626)	(340,258)
Class C(a)
Reinvested	—	—
Change in Class C	—	—
Class R6(a)
Issued	653	7,611
Reinvested	16	484
Redeemed	(651)	(3,619)
Change in Class R6	18	4,476
Institutional Class
Issued	1,430,209	4,394,565
Reinvested	33,696	459,117
Redeemed	(2,201,652)	(2,570,495)
Change in Institutional Class	(737,747)	2,283,187
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.
See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.
		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) from Investments	Total from Investment Operations
Steward Covered Call Income Fund
Class A
Six months ended October 31, 2020 (Unaudited)	$ 8.64	$0.03 (d)	$ 0.79	$ 0.82
Year ended April 30, 2020	9.77	0.08 (d)	(0.54)	(0.46)
Year ended April 30, 2019	9.92	0.04	0.71	0.75
Period ended April 30, 2018(e)	10.00	0.03	(0.09)	(0.06)
Class C
Six months ended October 31, 2020 (Unaudited)	$ 8.70	$ —(d)	$ 0.79	$ 0.79
Year ended April 30, 2020	9.84	— (d)	(0.53)	(0.53)
Year ended April 30, 2019	9.95	0.01	0.71	0.72
Period ended April 30, 2018(e)	10.00	— (f)	(0.05)	(0.05)
Class R6
Six months ended October 31, 2020 (Unaudited)	$ 8.64	$ —(d)	$ 0.78	$ 0.78
Year ended April 30, 2020	9.80	— (d)(f)	(0.49)	(0.49)
Year ended April 30, 2019	9.92	— (f)	0.69	0.69
Period ended April 30, 2018(e)	10.00	— (f)	(0.05)	(0.05)
Institutional Class
Six months ended October 31, 2020 (Unaudited)	$ 8.65	$0.04 (d)	$ 0.80	$ 0.84
Year ended April 30, 2020	9.75	0.10 (d)	(0.53)	(0.43)
Year ended April 30, 2019	9.92	0.11	0.65	0.76
Period ended April 30, 2018(e)	10.00	0.03	(0.08)	(0.05)
Steward Global Equity Income Fund
Class A
Six months ended October 31, 2020 (Unaudited)	$ 26.39	$0.28 (d)	$ 2.83	$ 3.11
Year ended April 30, 2020	31.36	0.59 (d)	(3.16)	(2.57)
Year ended April 30, 2019	33.06	0.70 (d)	0.43	1.13
Year ended April 30, 2018	31.00	0.60	3.87	4.47
Year ended April 30, 2017	28.72	0.51	3.72	4.23
Year ended April 30, 2016	30.11	0.60	0.18	0.78
Class C
Six months ended October 31, 2020 (Unaudited)	$ 27.65	$0.20 (d)	$ 2.96	$ 3.16
Year ended April 30, 2020(g)	53.40	0.31 (d)	(23.63)	(23.32)
Year ended April 30, 2019(g)	80.20	0.70 (d)	(0.90) (h)	(0.20)
Period ended April 30, 2018(e)(g)	100.00	— (f)	0.70	0.70
Class R6
Six months ended October 31, 2020 (Unaudited)	$ 25.00	$0.33 (d)	$ 2.67	$ 3.00
Year ended April 30, 2020(g)	50.50	0.59 (d)	(23.57)	(22.98)
Year ended April 30, 2019(g)	79.90	2.10 (d)	(2.10) (h)	—
Period ended April 30, 2018(e)(g)	100.00	— (f)	0.80	0.80
Institutional Class
Six months ended October 31, 2020 (Unaudited)	$ 26.48	$0.34 (d)	$ 2.83	$ 3.17
Year ended April 30, 2020	31.45	0.68 (d)	(3.16)	(2.48)
Year ended April 30, 2019	33.15	0.79 (d)	0.44	1.23
Year ended April 30, 2018	31.06	0.71	3.88	4.59
Year ended April 30, 2017	28.77	0.63	3.70	4.33
Year ended April 30, 2016	30.16	0.71	0.16	0.87
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	For the period December 14, 2017 (commencement of operations) through April 30, 2018.
(f)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(g)	Effective March 9, 2020, the share class had a one-for-ten reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-ten stock split.
(h)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers(b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.05)	$ —	$ (0.05)	$ 9.41	9.56%	$ 9	1.98%	1.25%	0.72%	93%
(0.10)	(0.57)	(0.67)	8.64	(5.45)	9	1.65	1.25	0.85	135
(0.09)	(0.81)	(0.90)	9.77	8.91	31	1.44	1.25	0.79	117
(0.02)	—	(0.02)	9.92	(0.56)	3	1.42	1.25	0.81	29

$(0.04)	$ —	$ (0.04)	$ 9.45	9.11%	$ 232	2.86%	2.00%	(0.04) (f)%	93%
(0.04)	(0.57)	(0.61)	8.70	(6.10)	301	2.48	2.00	0.02	135
(0.02)	(0.81)	(0.83)	9.84	8.52	79	2.23	2.00	0.05	117
—	—	—	9.95	(0.50)	—	— (f)	— (f)	— (f)	29

$(0.05)	$ —	$ (0.05)	$ 9.37	8.98%	$ —	—%	—%	—%	93%
(0.10)	(0.57)	(0.67)	8.64	(5.81)	—	— (f)	— (f)	— (f)	135
—	(0.81)	(0.81)	9.80	8.27	—	— (f)	— (f)	— (f)	117
(0.03)	—	(0.03)	9.92	(0.55)	—	— (f)	— (f)	— (f)	29

$(0.05)	$ —	$ (0.05)	$ 9.44	9.67%	$ 29,599	1.70%	1.00%	0.95%	93%
(0.10)	(0.57)	(0.67)	8.65	(5.15)	27,340	1.32	1.00	1.08	135
(0.12)	(0.81)	(0.93)	9.75	9.06	28,806	1.14	1.00	1.10	117
(0.03)	—	(0.03)	9.92	(0.54)	25,417	1.16	1.00	0.84	29

$(0.27)	$ —	$ (0.27)	$29.23	11.83%	$ 39,264	1.34%	1.34%	1.97%	39%
(0.58)	(1.82)	(2.40)	26.39	(9.41)	52,326	1.21	1.21	1.91	48
(0.67)	(2.16)	(2.83)	31.36	4.61	72,351	0.97	0.97	2.18	28
(0.59)	(1.82)	(2.41)	33.06	14.58	67,213	0.99	0.99	1.80	59
(0.56)	(1.39)	(1.95)	31.00	15.22	60,865	0.99	0.99	1.78	48
(0.62)	(1.55)	(2.17)	28.72	2.94	40,254	0.98	0.98	2.12	54

$(0.21)	$ —	$ (0.21)	$30.60	11.48%	$ 4,054	1.93%	1.93%	1.35%	39%
(0.61)	(1.82)	(2.43)	27.65	(10.12)	2,389	2.08	2.08	0.95	48
(5.00)	(21.60)	(26.60)	53.40	4.52	372	1.64	1.64	1.24	28
(2.30)	(18.20)	(20.50)	80.20	0.83	—	— (f)	— (f)	— (f)	59

$(0.32)	$ —	$ (0.32)	$27.68	12.03%	$ 157	0.89%	0.89%	2.41%	39%
(0.70)	(1.82)	(2.52)	25.00	(9.09)	121	0.90	0.90	1.72	48
(7.80)	(21.60)	(29.40)	50.50	5.04	6	0.61	0.61	2.75	28
(2.70)	(18.20)	(20.90)	79.90	0.86	—	— (f)	— (f)	— (f)	59

$(0.31)	$ —	$ (0.31)	$29.34	12.02%	$237,691	0.95%	0.95%	2.34%	39%
(0.67)	(1.82)	(2.49)	26.48	(9.09)	214,917	0.88	0.88	2.22	48
(0.77)	(2.16)	(2.93)	31.45	4.90	243,030	0.67	0.67	2.47	28
(0.68)	(1.82)	(2.50)	33.15	14.96	220,152	0.68	0.68	2.12	59
(0.65)	(1.39)	(2.04)	31.06	15.58	181,716	0.66	0.66	2.11	48
(0.71)	(1.55)	(2.26)	28.77	3.26	134,080	0.64	0.64	2.47	54

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) from Investments	Total from Investment Operations
Steward International Enhanced Index Fund
Class A
Six months ended October 31, 2020 (Unaudited)	$17.59	$0.17 (d)	$ 1.71	$ 1.88
Year ended April 30, 2020	22.01	0.46 (d)	(4.40)	(3.94)
Year ended April 30, 2019	23.01	0.53	(1.01)	(0.48)
Year ended April 30, 2018	20.45	0.43	2.59	3.02
Year ended April 30, 2017	18.65	0.36	1.81	2.17
Year ended April 30, 2016	22.22	0.40 (d)	(3.27)	(2.87)
Class C
Six months ended October 31, 2020 (Unaudited)	$14.90	$ —(d)(f)	$ 1.43	$ 1.43
Year ended April 30, 2020(g)	19.46	— (d)(f)	(4.12)	(4.12)
Year ended April 30, 2019(g)	20.16	— (f)	(0.70)	(0.70)
Period ended April 30, 2018(g)(h)	20.00	— (f)	0.46	0.46
Class R6
Six months ended October 31, 2020 (Unaudited)	$14.95	$0.17 (d)	$ 1.48	$ 1.65
Year ended April 30, 2020(g)	19.42	0.37 (d)	(4.28)	(3.91)
Year ended April 30, 2019(g)	20.10	— (f)	(0.68)	(0.68)
Period ended April 30, 2018(g)(h)	20.00	— (f)	0.46	0.46
Institutional Class
Six months ended October 31, 2020 (Unaudited)	$17.66	$0.20 (d)	$ 1.75	$ 1.95
Year ended April 30, 2020	22.08	0.53 (d)	(4.40)	(3.87)
Year ended April 30, 2019	23.09	0.59	(1.01)	(0.42)
Year ended April 30, 2018	20.51	0.51	2.59	3.10
Year ended April 30, 2017	18.70	0.43	1.81	2.24
Year ended April 30, 2016	22.28	0.57 (d)	(3.38)	(2.81)
Steward Large Cap Enhanced Index Fund
Class A
Six months ended October 31, 2020 (Unaudited)	$39.31	$0.29	$ 4.89	$ 5.18
Year ended April 30, 2020	43.28	0.51 (d)	(3.41)	(2.90)
Year ended April 30, 2019	41.50	0.47	3.24	3.71
Year ended April 30, 2018	36.89	0.41	4.60	5.01
Year ended April 30, 2017	32.25	0.39	4.63	5.02
Year ended April 30, 2016	38.89	0.46	(1.31)	(0.85)
Class C
Six months ended October 31, 2020(i) (Unaudited)	$35.97	$0.15	$ 4.47	$ 4.62
Year ended April 30, 2020(i)	43.70	— (d)(f)	(6.69) (j)	(6.69)
Year ended April 30, 2019(i)	48.95	— (f)	2.30	2.30
Period ended April 30, 2018(h)(i)	50.00	— (f)	(0.10)	(0.10)
Class R6
Six months ended October 31, 2020(i) (Unaudited)	$35.83	$0.25	$ 4.56	$ 4.81
Year ended April 30, 2020(i)	42.75	0.66 (d)	(6.40)	(5.74)
Year ended April 30, 2019(i)	48.80	0.20	2.30	2.50
Period ended April 30, 2018(h)(i)	50.00	— (f)	0.05	0.05
Institutional Class
Six months ended October 31, 2020 (Unaudited)	$39.23	$0.29	$ 4.97	$ 5.26
Year ended April 30, 2020	43.16	0.65 (d)	(3.42)	(2.77)
Year ended April 30, 2019	41.34	0.60	3.23	3.83
Year ended April 30, 2018	36.72	0.53	4.57	5.10
Year ended April 30, 2017	32.07	0.48	4.63	5.11
Year ended April 30, 2016	38.70	0.62	(1.34)	(0.72)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Excludes the value of portfolio securities delivered as a result of a redemption in-kind.
(f)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(g)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.
(h)	For the period December 14, 2017 (commencement of operations) through April 30, 2018.
(i)	Effective March 9, 2020, the share class had a one-for-five reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-five stock split.
(j)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
See notes to financial statements.

Distributions:							Supplemental data and ratios:
Net Investment Income	Capital Gains	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.13)	$ —	$ —	$(0.13)	$19.34	10.70%	$ 8,180	1.21%	1.77%	7%
(0.48)	—	—	(0.48)	17.59	(18.18)	28,007	1.06	2.20	15
(0.52)	—	—	(0.52)	22.01	(1.99)	29,734	1.01	2.43	10
(0.46)	—	—	(0.46)	23.01	14.92	27,085	1.02	1.88	10
(0.37)	—	—	(0.37)	20.45	11.85	17,922	1.01	1.88	16
(0.70)	—	—	(0.70)	18.65	(13.10)	16,268	1.00	2.14	11 (e)

$(0.11)	$ —	$ —	$(0.11)	$16.22	9.57%	$ —	— (f)%	— (f)%	7%
(0.44)	—	—	(0.44)	14.90	(19.85)	—	— (f)	— (f)	15
—	—	—	—	19.46	(3.47)	—	— (f)	— (f)	10
(0.30)	—	—	(0.30)	20.16	2.32	—	— (f)	— (f)	10

$(0.18)	$ —	$ —	$(0.18)	$16.42	11.05%	$ 538	0.64%	2.07%	7%
(0.56)	—	—	(0.56)	14.95	(18.52)	475	0.68	2.14	15
—	—	—	—	19.42	(3.38)	—	— (f)	— (f)	10
(0.36)	—	—	(0.36)	20.10	2.32	—	— (f)	— (f)	10

$(0.18)	$ —	$ —	$(0.18)	$19.43	11.03%	$133,741	0.69%	2.00%	7%
(0.55)	—	—	(0.55)	17.66	(17.87)	98,451	0.72	2.55	15
(0.59)	—	—	(0.59)	22.08	(1.74)	116,694	0.71	2.73	10
(0.52)	—	—	(0.52)	23.09	15.29	112,524	0.71	2.28	10
(0.43)	—	—	(0.43)	20.51	12.24	114,580	0.67	2.22	16
(0.77)	—	—	(0.77)	18.70	(12.82)	104,190	0.65	2.93	11 (e)

$(0.22)	$ —	$ —	$(0.22)	$44.27	13.20%	$ 23,540	0.91%	0.94%	14%
(0.40)	(0.67)	—	(1.07)	39.31	(6.91)	39,094	0.84	1.18	32
(0.42)	(1.51)	—	(1.93)	43.28	9.78	41,401	0.80	1.09	27
(0.40)	—	—	(0.40)	41.50	13.61	47,998	0.84	1.02	23
(0.38)	—	—	(0.38)	36.89	15.63	47,052	0.82	1.10	25
(0.49)	(4.26)	(1.04)	(5.79)	32.25	(2.01)	52,151	0.82	1.30	91 (e)

$(0.15)	$ —	$ —	$(0.15)	$40.44	12.86%	$ —	— (f)%	— (f)%	14%
(0.37)	(0.67)	—	(1.04)	35.97	(9.02)	—	— (f)	— (f)	32
—	(7.55)	—	(7.55)	43.70	8.13	—	— (f)	— (f)	27
(0.95)	—	—	(0.95)	48.95	(0.27)	—	— (f)	— (f)	23

$(0.29)	$ —	$ —	$(0.29)	$40.35	13.46%	$ 55,416	0.46%	1.31%	14%
(0.51)	(0.67)	—	(1.18)	35.83	(6.63)	49,643	0.46	1.60	32
(1.00)	(7.55)	—	(8.55)	42.75	8.70	55,924	0.46	1.20	27
(1.25)	—	—	(1.25)	48.80	0.02	—	— (f)	— (f)	23

$(0.29)	$ —	$ —	$(0.29)	$44.20	13.43%	$321,574	0.50%	1.27%	14%
(0.49)	(0.67)	—	(1.16)	39.23	(6.61)	306,875	0.52	1.51	32
(0.50)	(1.51)	—	(2.01)	43.16	10.13	328,404	0.50	1.39	27
(0.48)	—	—	(0.48)	41.34	13.93	345,522	0.54	1.32	23
(0.46)	—	—	(0.46)	36.72	16.02	319,230	0.50	1.40	25
(0.61)	(4.26)	(1.04)	(5.91)	32.07	(1.67)	253,302	0.48	1.66	91 (e)

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) from Investments	Total from Investment Operations
Steward Select Bond Fund
Class A
Six months ended October 31, 2020 (Unaudited)	$25.38	$0.28	$ 0.04	$ 0.32
Year ended April 30, 2020	24.36	0.47	1.03	1.50
Year ended April 30, 2019	23.96	0.49	0.39	0.88
Year ended April 30, 2018	24.58	0.40	(0.60)	(0.20)
Year ended April 30, 2017	24.99	0.43	(0.40)	0.03
Year ended April 30, 2016	24.97	0.46	—	0.46
Class C
Six months ended October 31, 2020 (Unaudited)	$28.84	$0.14	$ 0.06	$ 0.20
Year ended April 30, 2020(e)	29.13	— (d)	0.12	0.12
Year ended April 30, 2019(e)	28.71	— (d)	0.42	0.42
Period ended April 30, 2018(e)(f)	30.00	— (d)	(0.66)	(0.66)
Class R6
Six months ended October 31, 2020 (Unaudited)	$28.72	$0.26	$(0.01)	$ 0.25
Year ended April 30, 2020(e)	28.98	— (d)	0.31	0.31
Year ended April 30, 2019(e)	28.56	— (d)	0.42	0.42
Period ended April 30, 2018(e)(f)	30.00	— (d)	(0.69)	(0.69)
Institutional Class
Six months ended October 31, 2020 (Unaudited)	$25.28	$0.22	$ 0.14	$ 0.36
Year ended April 30, 2020	24.25	0.55	1.03	1.58
Year ended April 30, 2019	23.85	0.55	0.40	0.95
Year ended April 30, 2018	24.47	0.48	(0.61)	(0.13)
Year ended April 30, 2017	24.87	0.51	(0.39)	0.12
Year ended April 30, 2016	24.85	0.53	0.01	0.54
Steward Small-Mid Cap Enhanced Index Fund
Class A
Six months ended October 31, 2020 (Unaudited)	$10.54	$0.03	$ 1.81	$ 1.84
Year ended April 30, 2020	13.94	0.07	(2.91)	(2.84)
Year ended April 30, 2019	15.70	0.09	0.03 (g)	0.12
Year ended April 30, 2018	15.44	0.11	1.37	1.48
Year ended April 30, 2017	13.26	0.06	2.64	2.70
Year ended April 30, 2016	15.33	0.08	(0.51)	(0.43)
Class C
Six months ended October 31, 2020 (Unaudited)	$ 9.84	$ —(d)	$ 1.65	$ 1.65
Year ended April 30, 2020(h)	13.64	— (d)	(3.27)	(3.27)
Year ended April 30, 2019(h)	17.52	— (d)	(0.32)	(0.32)
Period ended April 30, 2018(f)(h)	20.00	— (d)	(0.08)	(0.08)
Class R6
Six months ended October 31, 2020 (Unaudited)	$ 9.87	$0.05	$ 1.70	$ 1.75
Year ended April 30, 2020(h)	13.56	0.14	(3.24)	(3.10)
Year ended April 30, 2019(h)	17.48	— (d)	(0.36)	(0.36)
Period ended April 30, 2018(f)(h)	20.00	— (d)	(0.08)	(0.08)
Institutional Class
Six months ended October 31, 2020 (Unaudited)	$10.74	$0.05	$ 1.85	$ 1.90
Year ended April 30, 2020	14.19	0.11	(2.98)	(2.87)
Year ended April 30, 2019	15.93	0.13	0.04 (g)	0.17
Year ended April 30, 2018	15.65	0.15	1.39	1.54
Year ended April 30, 2017	13.43	0.11	2.67	2.78
Year ended April 30, 2016	15.51	0.12	(0.52)	(0.40)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.
(e)	Effective March 9, 2020, the share class had a one-for-three reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-three stock split.
(f)	For the period December 14, 2017 (commencement of operations) through April 30, 2018.
(g)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(h)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.
See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.21)	$ —	$(0.21)	$25.49	1.26%	$ 4,137	1.06%	1.38%	14%
(0.48)	—	(0.48)	25.38	6.21	9,234	0.99	1.87	22
(0.48)	—	(0.48)	24.36	3.72	10,115	0.95	1.97	25
(0.42)	—	(0.42)	23.96	(0.82)	11,134	0.96	1.67	5
(0.44)	—	(0.44)	24.58	0.11	10,664	0.95	1.71	18
(0.44)	—	(0.44)	24.99	1.87	11,719	0.95	1.80	11

$(0.14)	$ —	$(0.14)	$28.90	0.70%	$ —	— (d)%	— (d)%	14%
(0.41)	—	(0.41)	28.84	2.08	—	— (d)	— (d)	22
—	—	—	29.13	1.46	—	— (d)	— (d)	25
(0.63)	—	(0.63)	28.71	(2.27)	—	— (d)	— (d)	5

$(0.26)	$ —	$(0.26)	$28.71	0.86%	$ —	— (d)%	— (d)%	14%
(0.57)	—	(0.57)	28.72	3.34	—	— (d)	— (d)	22
—	—	—	28.98	1.47	—	— (d)	— (d)	25
(0.75)	—	(0.75)	28.56	(2.30)	—	— (d)	— (d)	5

$(0.25)	$ —	$(0.25)	$25.39	1.43%	$159,928	0.65%	1.77%	14%
(0.55)	—	(0.55)	25.28	6.60	142,421	0.65	2.24	22
(0.55)	—	(0.55)	24.25	4.05	152,356	0.66	2.28	25
(0.49)	—	(0.49)	23.85	(0.54)	151,593	0.66	1.98	5
(0.52)	—	(0.52)	24.47	0.50	147,953	0.61	2.05	18
(0.52)	—	(0.52)	24.87	2.22	138,503	0.60	2.16	11

$(0.02)	$ —	$(0.02)	$12.36	17.49%	$ 46,418	0.82%	0.51%	17%
(0.10)	(0.46)	(0.56)	10.54	(21.24)	50,646	0.81	0.58	28
(0.10)	(1.78)	(1.88)	13.94	3.18	71,719	0.81	0.56	33
(0.08)	(1.14)	(1.22)	15.70	9.59	77,227	0.83	0.69	29
(0.07)	(0.45)	(0.52)	15.44	20.44	69,001	0.87	0.43	36
(0.09)	(1.55)	(1.64)	13.26	(2.39)	55,445	0.85	0.59	33

$ —	$ —	$ —	$11.49	16.77%	$ —	— (d)%	— (d)%	17%
(0.07)	(0.46)	(0.53)	9.84	(22.17)	—	— (d)	— (d)	28
—	(3.56)	(3.56)	13.64	2.55	—	— (d)	— (d)	33
(0.12)	(2.28)	(2.40)	17.52	(0.48)	—	— (d)	— (d)	29

$(0.04)	$ —	$(0.04)	$11.58	17.72%	$ 54	0.48%	0.84%	17%
(0.13)	(0.46)	(0.59)	9.87	(20.85)	46	0.50	1.11	28
—	(3.56)	(3.56)	13.56	2.27	3	— (d)	— (d)	33
(0.16)	(2.28)	(2.44)	17.48	(0.56)	—	— (d)	— (d)	29

$(0.03)	$ —	$(0.03)	$12.61	17.75%	$155,912	0.53%	0.79%	17%
(0.12)	(0.46)	(0.58)	10.74	(21.05)	140,792	0.55	0.86	28
(0.13)	(1.78)	(1.91)	14.19	3.51	153,576	0.53	0.84	33
(0.12)	(1.14)	(1.26)	15.93	9.87	154,975	0.57	0.95	29
(0.11)	(0.45)	(0.56)	15.65	20.80	130,717	0.58	0.72	36
(0.13)	(1.55)	(1.68)	13.43	(2.15)	101,597	0.57	0.87	33
See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2020 (Unaudited)

Note 1	—	Organization:
Steward Funds, Inc. (‘‘SFI’’), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified open-end management investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) Topic 946 Financial Services — Investment Companies. As of October 31, 2020, SFI is composed of six separate operational funds, each a series of SFI (each a ‘‘Fund’’ and collectively the ‘‘Funds’’). The accompanying financial statements are presented for the following six Funds:
Steward Covered Call Income Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Large Cap Enhanced Index Fund
Steward Select Bond Fund
Steward Small-Mid Cap Enhanced Index Fund
Each Fund currently offers four classes of shares: ‘‘Class A’’, ‘‘Class C’’, ‘‘Class R6’’, and ‘‘Institutional Class’’ (each a ‘‘Class’’ and collectively the ‘‘Classes’’). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.
Note 2	—	Investment Objectives and Strategies:
Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund's portfolio when compared to the broader uncovered large capitalization securities market.
Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in U.S. and non-U.S. dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (‘‘DRs’’) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.
Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in DRs or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies.
Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value securities.
Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.
Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value securities.
In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.

Note 3	—	Significant Accounting Policies:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ materially from those estimates. The following summarizes the significant accounting policies of the Funds.
Portfolio Valuation: Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities (other than short-term debt obligations), including listed issues, are valued at the bid price. These prices will be obtained by the Funds’ accounting services agent from approved independent pricing sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded options are valued (i) at the last reported sale price, or, (ii) if there is no last sale price, at the most recent bid for long options and the most recent ask for short options. Each of these valuation methods has been determined in good faith by the Funds’ Board of Directors (the “Board”) to represent fair value for the affected securities. If securities or other assets held by the Funds cannot be valued as set forth above or if a market price or quotation for a security or other asset is not readily available, or cannot be determined, or if any market price or quotation is deemed to be unreliable or inaccurate by the Funds’ investment adviser, the security will be priced at its fair value in accordance with procedures approved by the Board.
GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarcy.

The following table presents a summary of inputs used to value the Funds’ investments as of October 31, 2020:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Security Type
Common Stocks*	$ 29,984,612	$ —	$ —	$ 29,984,612
Warrants	1,235	—	—	1,235
Money Market Fund	418,563	—	—	418,563
Total Investment Securities	$ 30,404,410	$ —	$ —	$ 30,404,410
Other Financial Instruments:^
Written Call Options	$ (552,492)	$ —	$ —	$ (552,492)
Total Investments	$ 29,851,918	$ —	$ —	$ 29,851,918
Steward Global Equity Income Fund
Security Type
Common Stocks*	$ 277,775,182	$ —	$ —	$ 277,775,182
Money Market Fund	3,639,081	—	—	3,639,081
Total Investments	$ 281,414,263	$ —	$ —	$ 281,414,263
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$ 138,482,218	$ —	$ —	$ 138,482,218
Master Limited Partnerships*	433,290	—	—	433,290
Preferred Stocks*	2,101,760	—	—	2,101,760
Money Market Fund	1,327,835	—	—	1,327,835
Total Investments	$ 142,345,103	$ —	$ —	$ 142,345,103
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 398,157,318	$ —	$ —	$ 398,157,318
Warrants	7,506	—	—	7,506
Money Market Fund	3,452,259	—	—	3,452,259
Total Investments	$ 401,617,083	$ —	$ —	$ 401,617,083
Steward Select Bond Fund
Security Type
Corporate Bonds*	$ —	$ 114,629,252	$ —	$ 114,629,252
Municipal Bonds	—	403,527	—	403,527
U.S. Government Agencies	—	12,292,834	—	12,292,834
U.S. Government Agency Mortgage-Backed Obligations	—	7,601,239	—	7,601,239
U.S. Treasury Obligations	—	19,498,483	—	19,498,483
Preferred Stocks*	767,400	383,250	—	1,150,650
Money Market Fund	6,636,273	—	—	6,636,273
Total Investments	$ 7,403,673	$ 154,808,585	$ —	$ 162,212,258
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 200,999,155	$ —	$ —	$ 200,999,155
Right*	—	—	—**	—
Money Market Fund	1,652,669	—	—	1,652,669
Total Investments	$ 202,651,824	$ —	$ —	$ 202,651,824

*	Please refer to the Schedule of Portfolio Investments to view common stocks, master limited partnerships, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, from the Funds are declared and paid quarterly. All net realized long-term or short-term capital gains, if any, are declared and distributed at least annually.
Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
The notional amount of written options outstanding at October 31, 2020 was $24,687,000. The monthly average notional amount for written options contracts for the period May 1, 2020 through October 31, 2020 was $24,086,929.
Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of October 31, 2020, are:
		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk Options Contracts	Written options at fair value	$(552,492)

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains on options transactions	Change in unrealized appreciation on options transactions
Steward Covered Call Income Fund	Equity Risk	$1,588,521	$626,303
Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
As of and during the period ended October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
Allocation of Expenses: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.
Affiliated Securities Transactions: Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Crossmark Global Investments, Inc. (‘‘Crossmark Global Investments’’ or the ‘‘Adviser’’). Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended October 31, 2020, the Funds did not engage in any Rule 17a-7 transactions.
Recent Accounting Pronouncements: In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” (“ASU 2018-13”), which amends the fair value measurement disclosure requirements of the Accounting Standards Codification 820 (“ASC 820”). The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of the ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. Management adopted ASU 2018-13 and there is no material impact to the Funds' financial statements.
Note 4	—	Investment Advisory and Other Agreements:
Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (‘‘Crossmark Global Holdings’’), serves as investment adviser to the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement between the Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.
As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:
Steward Covered Call Income Fund	Steward Large Cap Enhanced Index Fund
— 0.625% of the first $1 billion	— 0.215% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.1935% of assets over $1 billion
Steward Global Equity Income Fund	Steward Select Bond Fund
— 0.625% of the first $1 billion	— 0.315% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.2835% of assets over $1 billion
Steward International Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund
— 0.365% of the first $1 billion	— 0.215% of the first $1 billion
— 0.3285% of assets over $1 billion	— 0.1935% of assets over $1 billion
Crossmark Global Investments has entered into an expense limitation agreement with Steward Covered Call Income Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of Steward Covered Call Income Fund in any fiscal year exceed the expense limit for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of October 31, 2020, the expense limitations were as follows:

	In effect through August 30, 2021
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	0.90%	1.00%
Steward Covered Call Income Fund has agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three fiscal years after the fiscal year in which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund and recouped by the Adviser during the year are reflected on the Statements of Operations as ‘‘Recoupment of prior expenses reimbursed by the Adviser.’’
As of October 31, 2020, the amounts subject to repayment by the Fund in subsequent years under the expense limitation agreement were as follows:
Fund	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024
Steward Covered Call Income Fund	$15,048	$37,844	$96,611	$105,502
Crossmark Global Investments serves as the administrator of the Funds. For its administration and compliance services, Crossmark Global Investments receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.
Crossmark Distributors, Inc. (‘‘Crossmark Distributors’’) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.
Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) amended effective as of September 15, 2017, pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders. The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders. Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.
Each of the Funds has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall reimburse Crossmark Distributors out of the assets of the Fund attributable to its Class A, Class C, and Institutional Class shares for payments by Crossmark Distributors to certain third party providers that assist in the servicing of certain group accounts in which Fund shareholders of each Class participate. For asset-based fee arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable Class of each Fund. For per-account arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.
Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments and/or Crossmark Distributors.
The Northern Trust Company (‘‘Northern Trust’’) acts as fund accounting and sub-administration services provider for each Fund. Under the terms of the Fund Administration and Accounting Services Agreement, Northern Trust is paid annual class fees which shall apply to each additional class of shares of each Fund that has more than a single share class, and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.05% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.04% on the next $500 million of aggregate average daily net assets, and to 0.03% on the next $1 billion of aggregate average daily net assets, and to 0.02% on aggregate average daily net assets over $2 billion thereafter subject to certain minimums and additional fees. Northern Trust receives additional fees for sub-administration services and reimbursement of certain expenses. Northern Trust also serves as the Funds’ transfer agent and is paid annual class and per account fees.

Note 5	—	Purchases and Sales of Securities:
Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2020, were as follows:
Fund	Purchases	Sales
Steward Covered Call Income Fund	$ 29,306,553	$ 27,857,630
Steward Global Equity Income Fund	107,807,733	121,289,623
Steward International Enhanced Index Fund	13,465,362	10,138,932
Steward Large Cap Enhanced Index Fund	57,308,327	98,397,244
Steward Select Bond Fund	23,384,440	55,023
Steward Small-Mid Cap Enhanced Index Fund	33,773,179	53,589,512
Purchases and sales of U.S. government securities for the period ended October 31, 2020, were as follows:
Fund	Purchases	Sales
Steward Select Bond Fund	$ 9,991,430	$ 19,837,459
Note 6	—	Federal Income Tax Information:
As of October 31, 2020, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, including written call options, for federal income tax purposes, were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Steward Covered Call Income Fund	$ 35,542,089	$ 1,068,369	$ (6,758,540)	$ (5,690,171)
Steward Global Equity Income Fund	261,691,505	37,264,774	(17,542,016)	19,722,758
Steward International Enhanced Index Fund	156,471,475	22,578,148	(36,704,520)	(14,126,372)
Steward Large Cap Enhanced Index Fund	337,907,299	92,576,189	(28,866,405)	63,709,784
Steward Select Bond Fund	154,782,385	7,829,567	(399,694)	7,429,873
Steward Small-Mid Cap Enhanced Index Fund	195,519,931	36,418,410	(30,286,517)	6,131,893
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.
The tax character of distributions paid during the fiscal year ended April 30, 2020, was as follows:
	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$ 1,965,928	$ 78,151	$ 2,044,079
Steward Global Equity Income Fund	6,711,644	18,849,394	25,561,038
Steward International Enhanced Index Fund	3,676,956	—	3,676,956
Steward Large Cap Enhanced Index Fund	5,813,851	9,842,758	15,656,609
Steward Select Bond Fund	3,550,046	—	3,550,046
Steward Small-Mid Cap Enhanced Index Fund	1,843,538	7,241,158	9,084,696

As of the end of the fiscal year ended April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Distributable Earnings/(Accumulated Deficit)
Steward Covered Call Income Fund	$ 2,180,217	$ —	$ 2,180,217	$ (89,035)	$ (6,082,537)	$ (3,991,355)
Steward Global Equity Income Fund	1,365,838	3,672,125	5,037,963	—	(16,086,877)	(11,048,914)
Steward International Enhanced Index Fund	273,526	1,139,785	1,413,311	—	(24,059,093)	(22,645,782)
Steward Large Cap Enhanced Index Fund	6,653,230	26,672,503	33,325,733	—	13,109,776	46,435,509
Steward Select Bond Fund	507,600	—	507,600	(2,468,189)	6,572,726	4,612,137
Steward Small-Mid Cap Enhanced Index Fund	1,333,259	6,557,617	7,890,876	—	(31,715,880)	(23,825,004)
As of the end of the fiscal year ended April 30, 2020, the following Funds had capital loss carry forwards (‘‘CLCFs’’) as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF is offset.
CLCFs not subject to expiration:
Fund	Short-Term Amount	Long-Term Amount	Total
Steward Covered Call Income Fund	$ —	$ —	$ —
Steward Global Equity Income Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Large Cap Enhanced Index Fund	—	—	—
Steward Select Bond Fund	71,534	2,396,655	2,468,189
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Under the current tax law, capital losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund's deferred losses are as follows:
Fund	Post-October Loss Deferred
Steward Covered Call Income Fund	$ (78,151)

Note 7	—	Control Ownership:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, Assemblies of God Financial Services Group DBA AG Financial, the parent company of Crossmark Global Holdings, through its subsidiary, Steward Financial Holdings, Inc., had effective voting control over each of the Funds and SFI. In addition, as of October 31, 2020, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.
		Percent Owned
Steward Covered Call Income Fund	MSCS Financial Services, LLC	86%

Steward Global Equity Income Fund	MSCS Financial Services, LLC	39%
Steward Global Equity Income Fund	National Financial Services LLC	32%

Steward International Enhanced Index Fund	MSCS Financial Services, LLC	43%
Steward International Enhanced Index Fund	National Financial Services LLC	52%

		Percent Owned
Steward Large Cap Enhanced Index Fund	MSCS Financial Services, LLC	42%
Steward Large Cap Enhanced Index Fund	National Financial Services LLC	44%

Steward Select Bond Fund	MSCS Financial Services, LLC	55%
Steward Select Bond Fund	National Financial Services LLC	42%

Steward Small-Mid Cap Enhanced Index Fund	MSCS Financial Services, LLC	40%
Steward Small-Mid Cap Enhanced Index Fund	National Financial Services LLC	25%

Note 8	—	LIBOR Transition:
Certain of Steward Select Bond Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. Such announcement indicates that the continuation of LIBOR on the current basis may not be guaranteed after 2021. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR and reduced values of LIBOR-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR may have an adverse impact on the Fund’s investments, performance or financial condition.
Note 9 — Coronavirus Disease 2019 (COVID-19):
Recently, the outbreak of COVID-19 has adversely impacted global commercial activity and contributed to significant volatility in financial markets. The COVID-19 pandemic and government responses are creating near-term disruption in global supply chains and adversely affecting many industries. The outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate material adverse impact of COVID-19. Nevertheless, COVID-19 presents material uncertainty and risk with respect to each Fund, its performance, and its financial results.
Note 10 — Subsequent Events:
Management has evaluated subsequent events through the date these financial statements were issued.
There were no events that require adjustment or disclosure for the period subsequent to October 31, 2020 through the date of issuance of these financial statements.

General Information (Unaudited)

Proxy Voting Policy and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the SEC’s website at http://www.sec.gov.
Availability of Quarterly Portfolio Schedule
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Portfolio holdings information included with Form N-PORT for the third month of each relevant fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Steward Funds, Inc. ("SFI") and its series (each a "Fund" and collectively, the "Funds") have adopted and implemented a written liquidity risk management program (the “Program”) reasonably designed to assess and manage the Funds’ liquidity risk (i.e., the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Program takes into consideration, as applicable, each Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, short- and long-term cash flow projections under both normal and reasonably foreseeable stressed conditions, cash and cash equivalent holdings, and available borrowing arrangements and other funding sources. The Board of Directors of SFI (the "Board") has appointed Patrick N. Garboden, an officer of SFI, as the person designated to administer the Program (the “Administrator”). In addition, SFI and the Funds reserve the right to engage in redemptions in kind and, as required by Rule 22e-4 and the Program, have adopted policies and procedures regarding how and when the Funds will engage in redemptions in kind.
Pursuant to the Program, the Administrator classifies the liquidity of each Fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. On a monthly basis, the Administrator receives and reviews a liquidity assessment for each portfolio investment from a third-party provider and determines the investment’s liquidity classification, considering relevant market, trading and investment-specific factors, including reasonably anticipated trade sizes. The Administrator is also responsible for determining whether to establish a highly liquid investment minimum (“HLIM”) for a Fund and periodically reviewing any such HLIM, as well as monitoring each Fund’s portfolio investments classified as illiquid investments to seek to ensure they do not exceed 15% of the Fund’s net assets.
At the May 14, 2020, Board meeting, as required by Rule 22e-4 and the Program, the Administrator provided the Board with a written report prepared by the Administrator that addressed the operation of the Program since its implementation on June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) and assessed the Program’s adequacy and effectiveness of its implementation during this period, including the operation of any HLIM, and any material changes to the Program.
As stated in the written report, since the implementation of the Program, the Administrator has not established an HLIM for any Fund as each Fund primarily held assets that are highly liquid investments; no Fund has breached the 15% limitation on illiquid investments; the Funds have not experienced any issues meeting redemptions; and the Funds have not effected any redemptions in kind. In addition, the Administrator reported that the investment strategies utilized by the Funds do not involve holding concentrated portfolios or large positions in particular issuers or the use of derivatives (other than covered call options written by Steward Covered Call Income Fund); the Funds do not use borrowings for investment purposes; and the Funds do not maintain or utilize a credit facility to meet redemptions given the liquidity of their portfolios. The Administrator also advised that no material changes were made to the Program since its implementation and that no changes were recommended.
The Administrator concluded that each Fund’s liquidity risk is acceptable; each Fund’s investment strategy is appropriate for an open-end fund; and the Program has functioned adequately and effectively since its implementation.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Funds, you may incur transaction costs, including contingent deferred sales charges on the lesser of the purchase price or redemption proceeds of Class C shares. You will also incur ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Fund	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Expenses Paid During Period 5/1/20 – 10/31/20*	Expense Ratio During Period 5/1/20 – 10/31/20**
Steward Covered Call Income Fund
Class A	$1,000.00	$1,095.60	$ 6.58	1.25%
Class C	1,000.00	1,091.10	10.51	2.00%
Class R6(1)	1,000.00	1,089.80	—	—%
Institutional Class	1,000.00	1,096.70	5.27	1.00%
Steward Global Equity Income Fund
Class A	1,000.00	1,118.30	7.14	1.34%
Class C	1,000.00	1,114.80	10.26	1.93%
Class R6	1,000.00	1,120.30	4.74	0.89%
Institutional Class	1,000.00	1,120.20	5.06	0.95%
Steward International Enhanced Index Fund
Class A	1,000.00	1,107.00	6.41	1.21%
Class C(1)	1,000.00	1,095.70	—	—%
Class R6	1,000.00	1,110.50	3.40	0.64%
Institutional Class	1,000.00	1,110.30	3.66	0.69%
Steward Large Cap Enhanced Index Fund
Class A	1,000.00	1,132.00	4.88	0.91%
Class C(1)	1,000.00	1,128.60	—	—%
Class R6	1,000.00	1,134.60	2.47	0.46%
Institutional Class	1,000.00	1,134.30	2.68	0.50%
Steward Select Bond Fund
Class A	1,000.00	1,012.60	5.36	1.06%
Class C(1)	1,000.00	1,007.00	—	—%
Class R6(1)	1,000.00	1,008.60	—	—%
Institutional Class	1,000.00	1,014.30	3.29	0.65%
Steward Small-Mid Cap Enhanced Index Fund
Class A	1,000.00	1,174.90	4.48	0.82%
Class C(1)	1,000.00	1,167.70	—	—%
Class R6	1,000.00	1,177.20	2.63	0.48%
Institutional Class	1,000.00	1,177.50	2.90	0.53%

*	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).
**	The Expense Ratio for each class of Steward Covered Call Income Fund (other than Class R6) reflects an expense limitation. See Note 4 in the Notes to Financial Statements.

EXPENSE EXAMPLES (Unaudited)

(1)	Expense Paid and Expense Ratio are expressed as — and —%, respectively, because the class is too small to accrue income and expenses during the period ended October 31, 2020.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Transactional costs, if any, such as sales charges (front or back end loads) or exchange fees, are not shown in the table. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.
Fund	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Expenses Paid During Period 5/1/20 – 10/31/20*	Expense Ratio During Period 5/1/20 – 10/31/20**
Steward Covered Call Income Fund
Class A	$1,000.00	$1,018.85	$ 6.34	1.25%
Class C	1,000.00	1,015.08	10.13	2.00%
Class R6(1)	1,000.00	1,025.14	—	—%
Institutional Class	1,000.00	1,020.11	5.08	1.00%
Steward Global Equity Income Fund
Class A	1,000.00	1,018.40	6.80	1.34%
Class C	1,000.00	1,015.43	9.78	1.93%
Class R6	1,000.00	1,020.66	4.52	0.89%
Institutional Class	1,000.00	1,020.36	4.82	0.95%
Steward International Enhanced Index Fund
Class A	1,000.00	1,019.05	6.14	1.21%
Class C(1)	1,000.00	1,019.46	—	—%
Class R6	1,000.00	1,021.92	3.25	0.64%
Institutional Class	1,000.00	1,021.67	3.51	0.69%
Steward Large Cap Enhanced Index Fund
Class A	1,000.00	1,020.56	4.62	0.91%
Class C(1)	1,000.00	1,020.56	—	—%
Class R6	1,000.00	1,022.82	2.34	0.46%
Institutional Class	1,000.00	1,022.62	2.54	0.50%
Steward Select Bond Fund
Class A	1,000.00	1,019.81	5.38	1.06%
Class C(1)	1,000.00	1,020.31	—	—%
Class R6(1)	1,000.00	1,025.14	—	—%
Institutional Class	1,000.00	1,021.87	3.30	0.65%
Steward Small-Mid Cap Enhanced Index Fund
Class A	1,000.00	1,021.01	4.17	0.82%
Class C(1)	1,000.00	1,019.56	—	—%
Class R6	1,000.00	1,022.72	2.44	0.48%
Institutional Class	1,000.00	1,022.47	2.69	0.53%

*	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).
**	The Expense Ratio for each class of Steward Covered Call Income Fund (other than Class R6) reflects an expense limitation. See Note 4 in the Notes to Financial Statements.
(1)	Expense Paid and Expense Ratio are expressed as — and —%, respectively, because the class is too small to accrue income and expenses during the period ended October 31, 2020.

Visit us online at:
crossmarkglobal.com

STEWARD FUNDS

SEMI-ANNUAL REPORT

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Enhanced Index Fund

Steward Select Bond Fund

Steward Small-Mid Cap Enhanced Index Fund

CROSSMARK GLOBAL INVESTMENTS

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

crossmarkglobal. Visit us online at: com STEWARD FUNDS SEMI-ANNUAL REPORT Steward Covered Call Income Fund Steward Global Equity Income Fund Steward International Enhanced Index Fund Steward Large Cap Enhanced Index Fund Steward Select Bond Fund Steward Small-Mid Cap Enhanced Index Fund Distributed by: Crossmark Distributors, Inc. 15375 Memorial Dr, Suite 200 Houston, TX 77079 1-800-262-6631 info@crossmarkglobal.com the For Distributor more complete to receive information a prospectus. about the    Please Steward read Funds, it carefully including before charges you invest and expenses, or send money. contact

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Schedule of Investments.

(a)	The schedules of investments are included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable for the reporting period.

(a) (2)	Certifications for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a) (3)	Not applicable.

(a) (4)	Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Steward Funds, Inc.

By:	/s/ Michael L. Kern, III
Michael L. Kern, III
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date: December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael L. Kern, III
Michael L. Kern, III
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date: December 23, 2020

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